UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06637

The UBS Funds

(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq. UBS Asset Management One North Wacker Drive Chicago, IL 60606
(Name and address of agent for service)

Copy to:
Jana L. Cresswell, Esq. Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 888-793 8637

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)    Copy of the report transmitted to shareholders:

TABLE OF CONTENTS

UBS Global Allocation Fund Class A - BNGLX

UBS Global Allocation Fund Class P - BPGLX

UBS Multi Income Bond Fund Class A - UTBAX

UBS Multi Income Bond Fund Class P - UTBPX

UBS Multi Income Bond Fund Class P2 - UTBTX

UBS Emerging Markets Equity Opportunity Fund Class P - UEMPX

UBS Emerging Markets Equity Opportunity Fund Class P2 - EMPTX

UBS Engage For Impact Fund Class P - UEIPX

UBS Engage For Impact Fund Class P2 - EIPTX

UBS International Sustainable Equity Fund Class A - BNIEX

UBS International Sustainable Equity Fund Class P - BNUEX

UBS International Sustainable Equity Fund Class P2 - ESPTX

UBS Sustainable Development Bank Bond Fund Class P - UDBPX

UBS Sustainable Development Bank Bond Fund Class P2 - UDBTX

UBS US Dividend Ruler Fund Class P - DVRUX

UBS US Dividend Ruler Fund Class P2 - DVRPX

UBS US Quality Growth At Reasonable Price Fund Class P - QGRPX

Semi-Annual Shareholder Report

December 31, 2025

UBS Global Allocation Fund

Class A

BNGLX

Fund Overview

This semi-annual shareholder report contains important information about UBS Global Allocation Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.20%

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$147,805,191
# of Portfolio Holdings	638
Portfolio Turnover Rate	39%

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

PACE International Equity Investments, Class P2	11.9%
UBS Emerging Markets Equity Opportunity Fund, Class P2	5.4
PACE High Yield Investments, Class P2	5.4
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.0
State Street SPDR Portfolio High Yield Bond ETF	2.9

UBS Global Allocation Fund

Class A

Top 5 Asset Classes (% of Net Assets)

Value	Value
U.S. government agency obligations	6.9%
Exchange traded funds	11.9%
Corporate bonds	13.7%
Investment companies	22.7%
Common stocks	33.9%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Global Allocation Fund

S1872

Class A

Semi-Annual Shareholder Report

December 31, 2025

UBS Global Allocation Fund

Class P

BPGLX

Fund Overview

This semi-annual shareholder report contains important information about UBS Global Allocation Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$51	0.95%

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$147,805,191
# of Portfolio Holdings	638
Portfolio Turnover Rate	39%

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

PACE International Equity Investments, Class P2	11.9%
UBS Emerging Markets Equity Opportunity Fund, Class P2	5.4
PACE High Yield Investments, Class P2	5.4
iShares J.P. Morgan USD Emerging Markets Bond ETF	4.0
State Street SPDR Portfolio High Yield Bond ETF	2.9

UBS Global Allocation Fund

Class P

Top 5 Asset Classes (% of Net Assets)

Value	Value
U.S. government agency obligations	6.9%
Exchange traded funds	11.9%
Corporate bonds	13.7%
Investment companies	22.7%
Common stocks	33.9%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Global Allocation Fund

S1873

Class P

Semi-Annual Shareholder Report

December 31, 2025

UBS Multi Income Bond Fund

Class A

UTBAX

Fund Overview

This semi-annual shareholder report contains important information about UBS Multi Income Bond Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.90%

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$87,716,614
# of Portfolio Holdings	235
Portfolio Turnover Rate	23%

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.000%	4.5%
Uniform Mortgage-Backed Security, TBA, 5.500%	4.3
Brazil Notas do Tesouro Nacional, 10.000%, due 01/01/35	3.5
Uniform Mortgage-Backed Security, TBA, 4.500%	3.0
Ally Financial, Inc., 6.848%, due 01/03/30	1.5

UBS Multi Income Bond Fund

Class A

Top 5 Asset Classes (% of Net Assets)

Value	Value
U.S. treasury obligations	2.3%
U.S. government agency obligations	11.8%
Non-U.S. government agency obligations	13.7%
Asset-backed securities	13.8%
Corporate bonds	64.7%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Multi Income Bond Fund

S1877

Class A

Semi-Annual Shareholder Report

December 31, 2025

UBS Multi Income Bond Fund

Class P

UTBPX

Fund Overview

This semi-annual shareholder report contains important information about UBS Multi Income Bond Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$33	0.65%

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$87,716,614
# of Portfolio Holdings	235
Portfolio Turnover Rate	23%

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.000%	4.5%
Uniform Mortgage-Backed Security, TBA, 5.500%	4.3
Brazil Notas do Tesouro Nacional, 10.000%, due 01/01/35	3.5
Uniform Mortgage-Backed Security, TBA, 4.500%	3.0
Ally Financial, Inc., 6.848%, due 01/03/30	1.5

UBS Multi Income Bond Fund

Class P

Top 5 Asset Classes (% of Net Assets)

Value	Value
U.S. treasury obligations	2.3%
U.S. government agency obligations	11.8%
Non-U.S. government agency obligations	13.7%
Asset-backed securities	13.8%
Corporate bonds	64.7%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Multi Income Bond Fund

S1878

Class P

Semi-Annual Shareholder Report

December 31, 2025

UBS Multi Income Bond Fund

Class P2

UTBTX

Fund Overview

This semi-annual shareholder report contains important information about UBS Multi Income Bond Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$10	0.20%

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$87,716,614
# of Portfolio Holdings	235
Portfolio Turnover Rate	23%

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

Uniform Mortgage-Backed Security, TBA, 5.000%	4.5%
Uniform Mortgage-Backed Security, TBA, 5.500%	4.3
Brazil Notas do Tesouro Nacional, 10.000%, due 01/01/35	3.5
Uniform Mortgage-Backed Security, TBA, 4.500%	3.0
Ally Financial, Inc., 6.848%, due 01/03/30	1.5

UBS Multi Income Bond Fund

Class P2

Top 5 Asset Classes (% of Net Assets)

Value	Value
U.S. treasury obligations	2.3%
U.S. government agency obligations	11.8%
Non-U.S. government agency obligations	13.7%
Asset-backed securities	13.8%
Corporate bonds	64.7%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Multi Income Bond Fund

S1879

Class P2

Semi-Annual Shareholder Report

December 31, 2025

UBS Emerging Markets Equity Opportunity Fund

Class P

UEMPX

Fund Overview

This semi-annual shareholder report contains important information about UBS Emerging Markets Equity Opportunity Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$56	1.00%

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$395,451,597
# of Portfolio Holdings	41
Portfolio Turnover Rate	17%

What is the Fund’s investment objective?

The Fund seeks to maximize capital appreciation.

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	7.8
Samsung Electronics Co. Ltd.	5.5
SK Hynix, Inc.	4.5
Alibaba Group Holding Ltd.	4.2

UBS Emerging Markets Equity Opportunity Fund

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Communication Services	9.7%
Consumer Discretionary	9.8%
Industrials	10.0%
Financials	22.3%
Information Technology	27.1%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Emerging Markets Equity Opportunity Fund

S1870

Class P

Semi-Annual Shareholder Report

December 31, 2025

UBS Emerging Markets Equity Opportunity Fund

Class P2

EMPTX

Fund Overview

This semi-annual shareholder report contains important information about UBS Emerging Markets Equity Opportunity Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$16	0.28%

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$395,451,597
# of Portfolio Holdings	41
Portfolio Turnover Rate	17%

What is the Fund’s investment objective?

The Fund seeks to maximize capital appreciation.

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Tencent Holdings Ltd.	7.8
Samsung Electronics Co. Ltd.	5.5
SK Hynix, Inc.	4.5
Alibaba Group Holding Ltd.	4.2

UBS Emerging Markets Equity Opportunity Fund

Class P2

Top 5 Sectors (% of Net Assets)

Value	Value
Communication Services	9.7%
Consumer Discretionary	9.8%
Industrials	10.0%
Financials	22.3%
Information Technology	27.1%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Emerging Markets Equity Opportunity Fund

S1871

Class P2

Semi-Annual Shareholder Report

December 31, 2025

UBS Engage For Impact Fund

Class P

UEIPX

Fund Overview

This semi-annual shareholder report contains important information about UBS Engage For Impact Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$44	0.85%

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$48,025,034
# of Portfolio Holdings	49
Portfolio Turnover Rate	19%

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	5.6%
Broadcom, Inc.	5.1
AstraZeneca PLC	4.1
AIB Group PLC	3.5
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5

UBS Engage For Impact Fund

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Materials	7.9%
Industrials	12.7%
Health Care	15.8%
Financials	16.1%
Information Technology	31.8%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Engage For Impact Fund

S1865

Class P

Semi-Annual Shareholder Report

December 31, 2025

UBS Engage For Impact Fund

Class P2

EIPTX

Fund Overview

This semi-annual shareholder report contains important information about UBS Engage For Impact Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$13	0.25%

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$48,025,034
# of Portfolio Holdings	49
Portfolio Turnover Rate	19%

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	5.6%
Broadcom, Inc.	5.1
AstraZeneca PLC	4.1
AIB Group PLC	3.5
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.5

UBS Engage For Impact Fund

Class P2

Top 5 Sectors (% of Net Assets)

Value	Value
Materials	7.9%
Industrials	12.7%
Health Care	15.8%
Financials	16.1%
Information Technology	31.8%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Engage For Impact Fund

S1866

Class P2

Semi-Annual Shareholder Report

December 31, 2025

UBS International Sustainable Equity Fund

Class A

BNIEX

Fund Overview

This semi-annual shareholder report contains important information about UBS International Sustainable Equity Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	1.25%

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$153,805,820
# of Portfolio Holdings	66
Portfolio Turnover Rate	18%

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing primarily in the equity securities of non-US issuers.

Top 5 Holdings (% of Net Assets)

AstraZeneca PLC	3.4%
Sony Group Corp.	3.3
Banco Bilbao Vizcaya Argentaria SA	3.3
AIB Group PLC	3.1
ITOCHU Corp.	2.9

UBS International Sustainable Equity Fund

Class A

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	10.8%
Health Care	11.8%
Information Technology	13.1%
Industrials	18.1%
Financials	23.5%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS International Sustainable Equity Fund

S1874

Class A

Semi-Annual Shareholder Report

December 31, 2025

UBS International Sustainable Equity Fund

Class P

BNUEX

Fund Overview

This semi-annual shareholder report contains important information about UBS International Sustainable Equity Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$53	1.00%

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$153,805,820
# of Portfolio Holdings	66
Portfolio Turnover Rate	18%

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing primarily in the equity securities of non-US issuers.

Top 5 Holdings (% of Net Assets)

AstraZeneca PLC	3.4%
Sony Group Corp.	3.3
Banco Bilbao Vizcaya Argentaria SA	3.3
AIB Group PLC	3.1
ITOCHU Corp.	2.9

UBS International Sustainable Equity Fund

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	10.8%
Health Care	11.8%
Information Technology	13.1%
Industrials	18.1%
Financials	23.5%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS International Sustainable Equity Fund

S1875

Class P

Semi-Annual Shareholder Report

December 31, 2025

UBS International Sustainable Equity Fund

Class P2

ESPTX

Fund Overview

This semi-annual shareholder report contains important information about UBS International Sustainable Equity Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$13	0.25%

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$153,805,820
# of Portfolio Holdings	66
Portfolio Turnover Rate	18%

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income by investing primarily in the equity securities of non-US issuers.

Top 5 Holdings (% of Net Assets)

AstraZeneca PLC	3.4%
Sony Group Corp.	3.3
Banco Bilbao Vizcaya Argentaria SA	3.3
AIB Group PLC	3.1
ITOCHU Corp.	2.9

UBS International Sustainable Equity Fund

Class P2

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	10.8%
Health Care	11.8%
Information Technology	13.1%
Industrials	18.1%
Financials	23.5%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS International Sustainable Equity Fund

S1876

Class P2

Semi-Annual Shareholder Report

December 31, 2025

UBS Sustainable Development Bank Bond Fund

Class P

UDBPX

Fund Overview

This semi-annual shareholder report contains important information about UBS Sustainable Development Bank Bond Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.25%

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$79,585,377
# of Portfolio Holdings	77
Portfolio Turnover Rate	17%

What is the Fund’s investment objective?

The Fund seeks current income.

Top 5 Holdings (% of Net Assets)

Inter-American Development Bank, 1.125%, due 01/13/31	5.1%
International Bank for Reconstruction & Development, 4.625%, due 01/15/32	4.0
Inter-American Development Bank, 4.375%, due 07/16/35	3.2
European Bank for Reconstruction & Development, 4.250%, due 03/13/34	2.7
Inter-American Development Bank, 3.500%, due 04/12/33	2.5

UBS Sustainable Development Bank Bond Fund

Class P

Asset Class Allocation (% of Net Assets)

Value	Value
Short-term investments	0.7%
Non-U.S. government agency obligations	98.2%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Sustainable Development Bank Bond Fund

S1868

Class P

Semi-Annual Shareholder Report

December 31, 2025

UBS Sustainable Development Bank Bond Fund

Class P2

UDBTX

Fund Overview

This semi-annual shareholder report contains important information about UBS Sustainable Development Bank Bond Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$8	0.15%

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$79,585,377
# of Portfolio Holdings	77
Portfolio Turnover Rate	17%

What is the Fund’s investment objective?

The Fund seeks current income.

Top 5 Holdings (% of Net Assets)

Inter-American Development Bank, 1.125%, due 01/13/31	5.1%
International Bank for Reconstruction & Development, 4.625%, due 01/15/32	4.0
Inter-American Development Bank, 4.375%, due 07/16/35	3.2
European Bank for Reconstruction & Development, 4.250%, due 03/13/34	2.7
Inter-American Development Bank, 3.500%, due 04/12/33	2.5

UBS Sustainable Development Bank Bond Fund

Class P2

Asset Class Allocation (% of Net Assets)

Value	Value
Short-term investments	0.7%
Non-U.S. government agency obligations	98.2%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Sustainable Development Bank Bond Fund

S1869

Class P2

Semi-Annual Shareholder Report

December 31, 2025

UBS US Dividend Ruler Fund

Class P

DVRUX

Fund Overview

This semi-annual shareholder report contains important information about UBS US Dividend Ruler Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$29	0.55%

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$287,365,260
# of Portfolio Holdings	31
Portfolio Turnover Rate	13%

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	10.5%
Broadcom, Inc.	7.3
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.2
JPMorgan Chase & Co.	4.8
RTX Corp.	4.1

UBS US Dividend Ruler Fund

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	9.4%
Health Care	9.4%
Industrials	14.6%
Financials	18.1%
Information Technology	34.1%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS US Dividend Ruler Fund

S1880

Class P

Semi-Annual Shareholder Report

December 31, 2025

UBS US Dividend Ruler Fund

Class P2

DVRPX

Fund Overview

This semi-annual shareholder report contains important information about UBS US Dividend Ruler Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$9	0.17%

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$287,365,260
# of Portfolio Holdings	31
Portfolio Turnover Rate	13%

What is the Fund’s investment objective?

The Fund seeks to maximize total return, consisting of capital appreciation and current income.

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	10.5%
Broadcom, Inc.	7.3
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5.2
JPMorgan Chase & Co.	4.8
RTX Corp.	4.1

UBS US Dividend Ruler Fund

Class P2

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	9.4%
Health Care	9.4%
Industrials	14.6%
Financials	18.1%
Information Technology	34.1%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS US Dividend Ruler Fund

S1881

Class P2

Semi-Annual Shareholder Report

December 31, 2025

UBS US Quality Growth At Reasonable Price Fund

Class P

QGRPX

Fund Overview

This semi-annual shareholder report contains important information about UBS US Quality Growth At Reasonable Price Fund for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$29	0.55%

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$333,496,951
# of Portfolio Holdings	29
Portfolio Turnover Rate	14%

What is the Fund’s investment objective?

The Fund seeks to provide capital appreciation.

Top 5 Holdings (% of Net Assets)

NVIDIA Corp.	13.8%
Microsoft Corp.	12.5
Apple, Inc.	8.1
Alphabet, Inc., Class A	7.4
Broadcom, Inc.	6.9

UBS US Quality Growth At Reasonable Price Fund

Class P

Top 5 Sectors (% of Net Assets)

Value	Value
Health Care	9.3%
Consumer Discretionary	10.1%
Financials	10.4%
Communication Services	13.2%
Information Technology	52.2%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus and financial statements: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund.html

• For shareholder reports: https://www.ubs.com/us/en/assetmanagement/funds/products/mutual-fund/ubs-tsr.html

• For portfolio holdings: https://www.ubs.com/port-info

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS US Quality Growth At Reasonable Price Fund

S1882

Class P

(b) Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

UBS Funds
Form N-CSR Information Items 7 through 11

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) Copy of the most recent financial statements:

The UBS Funds

Semiannual Financial Statements | December 31, 2025

UBS Global Allocation Fund

Portfolio of investments

December 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—33.9%
Australia—0.1%
Glencore PLC*	26,133	$143,211
Austria—0.2%
BAWAG Group AG1	1,075	162,971
Erste Group Bank AG	1,545	186,834
		349,805
Brazil—0.1%
Gerdau SA, ADR	19,106	70,501
MercadoLibre, Inc.*	45	90,642
		161,143
Canada—0.4%
Canadian Pacific Kansas City Ltd.	2,107	155,122
Paramount Resources Ltd., Class A2	3,282	57,842
Restaurant Brands International, Inc.[2]	1,449	98,877
Shopify, Inc., Class A*	954	153,565
Tourmaline Oil Corp.[2]	2,744	123,091
		588,497
France—0.2%
Danone SA	1,851	167,019
LVMH Moet Hennessy Louis Vuitton SE	205	155,391
		322,410
Germany—0.4%
Daimler Truck Holding AG	2,933	128,637
Deutsche Boerse AG	511	134,338
Infineon Technologies AG	3,909	173,326
Knorr-Bremse AG	1,790	200,158
		636,459
Hong Kong—0.1%
AIA Group Ltd.	12,517	128,504
India—0.1%
HDFC Bank Ltd., ADR	3,783	138,231
Ireland—0.2%
AIB Group PLC	21,833	236,055
Japan—0.6%
Chugai Pharmaceutical Co. Ltd.[2]	1,800	94,723
ITOCHU Corp.[2]	12,500	157,607
Keyence Corp.	400	144,740
OBIC Business Consultants Co. Ltd.	2,100	113,325
Shin-Etsu Chemical Co. Ltd.	4,000	124,438
Sony Group Corp.	7,800	200,378
		835,211
Netherlands—0.4%
ASML Holding NV	227	245,802
Koninklijke Philips NV	6,270	171,244
NXP Semiconductors NV	69	14,977
Universal Music Group NV	4,751	124,119
		556,142
	Number of shares	Value
Common stocks—(continued)
Portugal—0.1%
Galp Energia SGPS SA2	5,458	$93,840
Spain—0.2%
Banco Bilbao Vizcaya Argentaria SA	10,710	252,357
Switzerland—0.1%
Sandoz Group AG	2,695	196,792
TE Connectivity PLC	81	18,428
		215,220
United Kingdom—0.4%
Admiral Group PLC	2,512	107,541
AstraZeneca PLC	938	174,358
BAE Systems PLC	4,005	92,531
British American Tobacco PLC	3,500	198,809
Klarna Group PLC*	27	781
Wise PLC, Class A*	8,339	100,153
		674,173
United States—30.3%
3M Co.	138	22,094
A.O. Smith Corp.	19	1,271
Abbott Laboratories	451	56,506
AbbVie, Inc.	461	105,334
Accenture PLC, Class A	167	44,806
Adobe, Inc.*	110	38,499
Advanced Drainage Systems, Inc.	1,693	245,197
Advanced Micro Devices, Inc.*	2,327	498,350
AES Corp.	409	5,865
Aflac, Inc.	134	14,776
Agilent Technologies, Inc.	77	10,477
Air Products & Chemicals, Inc.	21	5,187
Airbnb, Inc., Class A*	114	15,472
Akamai Technologies, Inc.*	42	3,664
Albemarle Corp.	12	1,697
Alcon AG	1,763	140,844
Align Technology, Inc.*	18	2,811
Allegion PLC	25	3,980
Alliant Energy Corp.	155	10,077
Allstate Corp.	81	16,860
Alphabet, Inc., Class C	1,362	427,396
Alphabet, Inc., Class A	7,826	2,449,538
Amazon.com, Inc.*	9,951	2,296,890
Amcor PLC	200	1,668
Ameren Corp.	155	15,478
American Electric Power Co., Inc.	311	35,861
American Express Co.	164	60,672
American International Group, Inc.	169	14,458
American Water Works Co., Inc.	122	15,921
Ameriprise Financial, Inc.	28	13,730
AMETEK, Inc.	58	11,908
Amgen, Inc.	138	45,169
Amphenol Corp., Class A	326	44,056
Analog Devices, Inc.	131	35,527
Aon PLC, Class A	65	22,937

UBS Global Allocation Fund

Portfolio of investments

December 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
APA Corp.	68	$1,663
Apollo Global Management, Inc.	1,779	257,528
Apple, Inc.	10,865	2,953,759
Applied Materials, Inc.	217	55,767
AppLovin Corp., Class A*	354	238,532
Aptiv PLC*	4,521	344,003
Arch Capital Group Ltd.*	112	10,743
ARES Management Corp., Class A	51	8,243
Arista Networks, Inc.*	2,431	318,534
Arthur J Gallagher & Co.	83	21,480
Assurant, Inc.	13	3,131
AT&T, Inc.	2,066	51,319
Atlassian Corp., Class A*	390	63,235
Atmos Energy Corp.	84	14,081
Autodesk, Inc.*	59	17,465
Automatic Data Processing, Inc.	104	26,752
AutoZone, Inc.*	4	13,566
Axon Enterprise, Inc.*	20	11,359
Baker Hughes Co.	169	7,696
Ball Corp.	36	1,907
Bank of America Corp.	2,055	113,025
Bank of New York Mellon Corp.	215	24,959
Baxter International, Inc.	143	2,733
Becton Dickinson & Co.	77	14,943
Berkshire Hathaway, Inc., Class B*	1,464	735,880
Best Buy Co., Inc.	53	3,547
Biogen, Inc.*	38	6,688
Bio-Rad Laboratories, Inc., Class A*	1,004	304,202
Bio-Techne Corp.	47	2,764
Blackrock, Inc.	328	351,072
Blackstone, Inc.	219	33,757
Block, Inc.*	164	10,675
Boeing Co.*	1,411	306,356
Booking Holdings, Inc.	8	42,843
Boston Scientific Corp.*	2,397	228,554
Bristol-Myers Squibb Co.	9,400	507,036
Broadcom, Inc.	3,476	1,203,044
Broadridge Financial Solutions, Inc.	33	7,365
Brown & Brown, Inc.	97	7,731
Builders FirstSource, Inc.*	32	3,292
Burlington Stores, Inc.*	817	235,990
Cadence Design Systems, Inc.*	75	23,443
Capital One Financial Corp.	3,019	731,685
Cardinal Health, Inc.	65	13,357
Carnival Corp.*	278	8,490
Carrier Global Corp.	213	11,255
Carvana Co.*	36	15,193
Caterpillar, Inc.	118	67,599
Cboe Global Markets, Inc.	34	8,534
CDW Corp.	36	4,903
Celsius Holdings, Inc.*	2,694	123,224
Cencora, Inc.	46	15,536
Centene Corp.*	96	3,950
CenterPoint Energy, Inc.	388	14,876
	Number of shares	Value
Common stocks—(continued)
United States—(continued)
CF Industries Holdings, Inc.	19	$1,469
CH Robinson Worldwide, Inc.	34	5,466
Charles River Laboratories
International, Inc.*	13	2,593
Charles Schwab Corp.	510	50,954
Charter Communications, Inc.,
Class A*	30	6,262
Chevron Corp.	336	51,210
Chipotle Mexican Grill, Inc.*	323	11,951
Chubb Ltd.	114	35,582
Cigna Group	70	19,266
Cincinnati Financial Corp.	49	8,003
Cintas Corp.	89	16,738
Cisco Systems, Inc.	1,053	81,113
Citigroup, Inc.	548	63,946
Citizens Financial Group, Inc.	124	7,243
CME Group, Inc.	112	30,585
CMS Energy Corp.	172	12,028
Cognizant Technology Solutions Corp., Class A	123	10,209
Coinbase Global, Inc., Class A*	68	15,378
Comcast Corp., Class A	1,036	30,966
Comfort Systems USA, Inc.	7	6,533
ConocoPhillips	214	20,033
Consolidated Edison, Inc.	206	20,460
Constellation Energy Corp.	184	65,002
Cooper Cos., Inc.*	3,677	301,367
Copart, Inc.*	226	8,848
Corning, Inc.	216	18,913
Corpay, Inc.*	22	6,620
Corteva, Inc.	73	4,893
Coterra Energy, Inc.	136	3,580
CRH PLC	70	8,736
Crowdstrike Holdings, Inc., Class A*	66	30,938
CSX Corp.	472	17,110
Cummins, Inc.	36	18,376
CVS Health Corp.	336	26,665
Danaher Corp.	163	37,314
Darden Restaurants, Inc.	30	5,521
Datadog, Inc., Class A*	89	12,103
DaVita, Inc.*	11	1,250
Dayforce, Inc.*	49	3,389
Deckers Outdoor Corp.*	41	4,250
Deere & Co.	66	30,728
Dell Technologies, Inc., Class C	82	10,322
Delta Air Lines, Inc.	167	11,590
Devon Energy Corp.	6,213	227,582
Dexcom, Inc.*	106	7,035
Diamondback Energy, Inc.	30	4,510
Dollar General Corp.	2,507	332,854
Dominion Energy, Inc.	504	29,529
Domino's Pizza, Inc.	8	3,335
DoorDash, Inc., Class A*	1,077	243,919
Dover Corp.	36	7,029
Dow, Inc.	71	1,660

UBS Global Allocation Fund

Portfolio of investments

December 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
DR Horton, Inc.	67	$9,650
DTE Energy Co.	115	14,833
Duke Energy Corp.	455	53,331
DuPont de Nemours, Inc.	43	1,729
Eaton Corp. PLC	892	284,111
eBay, Inc.	122	10,626
Ecolab, Inc.	24	6,300
Edison International	221	13,264
Edwards Lifesciences Corp.*	141	12,020
Electronic Arts, Inc.	66	13,486
Elevance Health, Inc.	57	19,981
Eli Lilly & Co.	868	932,822
EMCOR Group, Inc.	11	6,730
Emerson Electric Co.	143	18,979
Entergy Corp.	259	23,939
EOG Resources, Inc.	91	9,556
EPAM Systems, Inc.*	13	2,663
EQT Corp.	108	5,789
Equifax, Inc.	29	6,292
Erie Indemnity Co., Class A	6	1,720
Everest Group Ltd.	10	3,394
Evergy, Inc.	135	9,786
Eversource Energy	230	15,486
Exelon Corp.	591	25,762
Expand Energy Corp.	3,270	360,877
Expedia Group, Inc.	31	8,783
Expeditors International of Washington, Inc.	30	4,470
Exxon Mobil Corp.	1,682	202,412
F5, Inc.*	14	3,574
FactSet Research Systems, Inc.	10	2,902
Fair Isaac Corp.*	6	10,144
Fastenal Co.	288	11,557
FedEx Corp.	58	16,754
Fidelity National Information Services, Inc.	151	10,035
Fifth Third Bancorp	204	9,549
First Citizens BancShares, Inc., Class A	149	319,781
First Horizon Corp.	13,045	311,775
First Solar, Inc.*	29	7,576
FirstEnergy Corp.	297	13,297
Fiserv, Inc.*	169	11,352
Ford Motor Co.	1,004	13,172
Fortinet, Inc.*	178	14,135
Fortive Corp.	79	4,362
Fox Corp., Class A	71	5,188
Fox Corp., Class B	43	2,792
Franklin Resources, Inc.	50	1,195
Freeport-McMoRan, Inc.	142	7,212
Garmin Ltd.	40	8,114
Gartner, Inc.*	19	4,793
Gates Industrial Corp. PLC*	8,672	186,188
GE HealthCare Technologies, Inc.	124	10,170
GE Vernova, Inc.	70	45,750
Gen Digital, Inc.	166	4,514
	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Generac Holdings, Inc.*	17	$2,318
General Dynamics Corp.	66	22,220
General Electric Co.	268	82,552
General Motors Co.	233	18,948
Genuine Parts Co.	37	4,550
Gilead Sciences, Inc.	319	39,154
Global Payments, Inc.	64	4,954
Globe Life, Inc.	26	3,636
GoDaddy, Inc., Class A*	39	4,839
Goldman Sachs Group, Inc.	92	80,868
Haleon PLC	19,955	100,815
Halliburton Co.	157	4,437
Hartford Insurance Group, Inc.	82	11,300
Hasbro, Inc.	35	2,870
HCA Healthcare, Inc.	40	18,674
Henry Schein, Inc.*	37	2,796
Hewlett Packard Enterprise Co.	363	8,719
Hilton Worldwide Holdings, Inc.	58	16,660
Hologic, Inc.*	41	3,054
Home Depot, Inc.	253	87,057
Honeywell International, Inc.	161	31,409
Howmet Aerospace, Inc.	105	21,527
HP, Inc.	268	5,971
Hubbell, Inc.	15	6,662
Humana, Inc.	32	8,196
Huntington Bancshares, Inc.	483	8,380
Huntington Ingalls Industries, Inc.	10	3,401
IDEX Corp.	19	3,381
IDEXX Laboratories, Inc.*	21	14,207
Illinois Tool Works, Inc.	65	16,009
Incyte Corp.*	44	4,346
Ingersoll Rand, Inc.	4,997	395,862
Insulet Corp.*	18	5,116
Intel Corp.*	1,197	44,169
Interactive Brokers Group, Inc., Class A	136	8,746
Intercontinental Exchange, Inc.	170	27,533
International Business Machines Corp.	250	74,052
International Flavors & Fragrances, Inc.	3,955	266,527
International Paper Co.	56	2,206
Intuit, Inc.	75	49,681
Intuitive Surgical, Inc.*	92	52,105
Invesco Ltd.	156	4,098
IQVIA Holdings, Inc.*	43	9,693
Jabil, Inc.	29	6,613
Jack Henry & Associates, Inc.	1,197	218,429
Jacobs Solutions, Inc.	34	4,504
JB Hunt Transport Services, Inc.	21	4,081
Johnson & Johnson	621	128,516
Johnson Controls International PLC	1,954	233,991
JPMorgan Chase & Co.	835	269,054
KeyCorp	245	5,057
Keysight Technologies, Inc.*	47	9,550
Kinder Morgan, Inc.	331	9,099

UBS Global Allocation Fund

Portfolio of investments

December 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
KKR & Co., Inc.	211	$26,898
KLA Corp.	35	42,528
Kraft Heinz Co.	9,251	224,337
L3Harris Technologies, Inc.	49	14,385
Labcorp Holdings, Inc.	21	5,268
Lam Research Corp.	334	57,174
Las Vegas Sands Corp.	69	4,491
Leidos Holdings, Inc.	37	6,675
Lennar Corp., Class A	48	4,934
Lennox International, Inc.	8	3,885
Liberty Media Corp.-Liberty Formula One, Class C*	2,017	198,695
Linde PLC	44	18,761
Live Nation Entertainment, Inc.*	51	7,267
Lockheed Martin Corp.	53	25,635
Loews Corp.	49	5,160
Lowe's Cos., Inc.	142	34,245
Lululemon Athletica, Inc.*	29	6,026
Lyft, Inc., Class A*	5,260	101,886
LyondellBasell Industries NV, Class A	34	1,472
M&T Bank Corp.	49	9,873
Marathon Petroleum Corp.	51	8,294
Marriott International, Inc., Class A	60	18,614
Marsh & McLennan Cos., Inc.	1,341	248,782
Martin Marietta Materials, Inc.	4	2,491
Marvell Technology, Inc.	2,008	170,640
Masco Corp.	45	2,856
Mastercard, Inc., Class A	1,195	682,202
Match Group, Inc.	84	2,712
McDonald's Corp.	182	55,625
McKesson Corp.	33	27,070
Medtronic PLC	328	31,508
Merck & Co., Inc.	636	66,945
Meta Platforms, Inc., Class A	1,862	1,229,088
MetLife, Inc.	169	13,341
Mettler-Toledo International, Inc.*	4	5,577
MGM Resorts International*	62	2,262
Microchip Technology, Inc.	150	9,558
Micron Technology, Inc.	1,238	353,338
Microsoft Corp.	6,238	3,016,822
Moderna, Inc.*,2	93	2,743
Molina Healthcare, Inc.*	14	2,430
Monolithic Power Systems, Inc.	13	11,783
Moody's Corp.	47	24,010
Morgan Stanley	374	66,396
Motorola Solutions, Inc.	46	17,633
MSCI, Inc.	22	12,622
Nasdaq, Inc.	128	12,433
Nestle SA, Registered Shares	1,405	139,666
NetApp, Inc.	57	6,104
Netflix, Inc.*	1,240	116,262
Newmont Corp.	110	10,983
News Corp., Class A	83	2,168
News Corp., Class B2	46	1,363
NextEra Energy, Inc.	5,745	461,209
	Number of shares	Value
Common stocks—(continued)
United States—(continued)
NIKE, Inc., Class B	2,129	$135,639
NiSource, Inc.	298	12,444
Nordson Corp.	11	2,645
Norfolk Southern Corp.	57	16,457
Northern Trust Corp.	63	8,605
Northrop Grumman Corp.	567	323,309
Norwegian Cruise Line Holdings Ltd.*	121	2,701
NRG Energy, Inc.	112	17,835
Nucor Corp.	23	3,752
NVIDIA Corp.	20,406	3,805,719
NVR, Inc.*	1	7,293
Occidental Petroleum Corp.	5,483	225,461
Old Dominion Freight Line, Inc.	46	7,213
Omnicom Group, Inc.	87	7,025
ON Semiconductor Corp.*	118	6,390
ONEOK, Inc.	108	7,938
Oracle Corp.	2,551	497,215
O'Reilly Automotive, Inc.*	214	19,519
Otis Worldwide Corp.	90	7,861
Owens Corning	2,128	238,144
PACCAR, Inc.	136	14,893
Palantir Technologies, Inc., Class A*	607	107,894
Palo Alto Networks, Inc.*	183	33,709
Paramount Skydance Corp., Class B	95	1,273
Parker-Hannifin Corp.	32	28,127
Paychex, Inc.	81	9,087
Paycom Software, Inc.	13	2,072
PayPal Holdings, Inc.	292	17,047
Pentair PLC	52	5,415
Pfizer, Inc.	1,444	35,956
PG&E Corp.	1,274	20,473
Philip Morris International, Inc.	1,755	281,502
Phillips 66	68	8,775
Pinnacle West Capital Corp.	63	5,588
PNC Financial Services Group, Inc.	119	24,839
Pool Corp.	8	1,830
PPG Industries, Inc.	16	1,639
PPL Corp.	439	15,374
Principal Financial Group, Inc.	68	5,998
Progressive Corp.	1,307	297,630
Prologis, Inc.	2,247	286,852
Prudential Financial, Inc.	112	12,643
PTC, Inc.*	33	5,749
Public Service Enterprise Group, Inc.	288	23,126
PulteGroup, Inc.	43	5,042
Qnity Electronics, Inc., Class W/I	44	3,593
QUALCOMM, Inc.	2,010	343,810
Quanta Services, Inc.	39	16,460
Quest Diagnostics, Inc.	29	5,032
Ralph Lauren Corp.	9	3,182
Raymond James Financial, Inc.	60	9,635
Regal Rexnord Corp.	1,824	255,944
Regeneron Pharmaceuticals, Inc.	27	20,840
Regions Financial Corp.	255	6,910

UBS Global Allocation Fund

Portfolio of investments

December 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—(continued)
United States—(continued)
Republic Services, Inc.	53	$11,232
ResMed, Inc.	39	9,394
Revvity, Inc.[2]	33	3,193
Robinhood Markets, Inc., Class A*	235	26,578
Rockwell Automation, Inc.	28	10,894
Rollins, Inc.	69	4,141
Roper Technologies, Inc.	431	191,851
Ross Stores, Inc.	86	15,492
Royal Caribbean Cruises Ltd.	65	18,130
RTX Corp.	338	61,989
S&P Global, Inc.	394	205,900
Salesforce, Inc.	258	68,347
Sandisk Corp.*	34	8,071
Seagate Technology Holdings PLC	58	15,973
Sempra	385	33,992
ServiceNow, Inc.*	285	43,659
Sherwin-Williams Co.	23	7,453
Skyworks Solutions, Inc.	42	2,663
SLB Ltd.	251	9,633
Smurfit WestRock PLC	57	2,204
Snap-on, Inc.	11	3,791
Solventum Corp.*	36	2,853
Southern Co.	644	56,157
Southwest Airlines Co.	123	5,084
Spotify Technology SA*	389	225,896
Stanley Black & Decker, Inc.	46	3,417
Starbucks Corp.	283	23,831
State Street Corp.	94	12,127
Steel Dynamics, Inc.	12	2,033
STERIS PLC	25	6,338
Stryker Corp.	90	31,632
Super Micro Computer, Inc.*,2	142	4,156
Synchrony Financial	109	9,094
Synopsys, Inc.*	51	23,956
T. Rowe Price Group, Inc.	61	6,245
Take-Two Interactive Software, Inc.*	1,414	362,026
Tapestry, Inc.	55	7,027
Targa Resources Corp.	36	6,642
Teledyne Technologies, Inc.*	10	5,107
Teradyne, Inc.	45	8,710
Tesla, Inc.*	1,258	565,748
Texas Instruments, Inc.	242	41,985
Texas Pacific Land Corp.	6	1,723
Textron, Inc.	41	3,574
Thermo Fisher Scientific, Inc.	97	56,207
TJX Cos., Inc.	283	43,472
TKO Group Holdings, Inc.	20	4,180
T-Mobile U.S., Inc.	1,326	269,231
Tractor Supply Co.	142	7,101
Trade Desk, Inc., Class A*	118	4,479
Trane Technologies PLC	58	22,574
TransDigm Group, Inc.	15	19,948
Travelers Cos., Inc.	69	20,014
Trimble, Inc.*	69	5,406
	Number of shares	Value
Common stocks—(concluded)
United States—(concluded)
Truist Financial Corp.	365	$17,962
Tyler Technologies, Inc.*	10	4,539
U.S. Bancorp	472	25,186
Uber Technologies, Inc.*	537	43,878
Ulta Beauty, Inc.*	11	6,655
Union Pacific Corp.	153	35,392
United Airlines Holdings, Inc.*	82	9,169
United Parcel Service, Inc., Class B	182	18,053
United Rentals, Inc.	17	13,758
UnitedHealth Group, Inc.	1,041	343,645
Universal Health Services, Inc., Class B	15	3,270
Valero Energy Corp.	52	8,465
Veralto Corp.	59	5,887
VeriSign, Inc.	22	5,345
Verisk Analytics, Inc.	33	7,382
Verizon Communications, Inc.	1,218	49,609
Vertex Pharmaceuticals, Inc.*	65	29,468
Viatris, Inc.	311	3,872
Visa, Inc., Class A	517	181,317
Vistra Corp.	188	30,330
Voya Financial, Inc.	3,589	267,345
Vulcan Materials Co.	758	216,197
W.R. Berkley Corp.	89	6,241
Walmart, Inc.	2,324	258,917
Walt Disney Co.	3,538	402,518
Warner Bros Discovery, Inc.*	725	20,894
Waste Management, Inc.	1,147	252,007
Waters Corp.*	15	5,697
WEC Energy Group, Inc.	199	20,987
Wells Fargo & Co.	3,899	363,387
Welltower, Inc.	933	173,174
West Pharmaceutical Services, Inc.	18	4,953
Western Digital Corp.	89	15,332
Westinghouse Air Brake Technologies Corp.	43	9,178
Westlake Corp.	1,882	139,155
Williams Cos., Inc.	208	12,503
Williams-Sonoma, Inc.	32	5,715
Willis Towers Watson PLC	32	10,515
Workday, Inc., Class A*	60	12,887
WW Grainger, Inc.	12	12,109
Wynn Resorts Ltd.	23	2,768
Xcel Energy, Inc.	346	25,556
Xylem, Inc.	61	8,307
Yum! Brands, Inc.	74	11,195
Zebra Technologies Corp., Class A*	12	2,914
Zimmer Biomet Holdings, Inc.	54	4,856
Zoetis, Inc.	114	14,343
Zscaler, Inc.*	943	212,100
		44,788,174
Total common stocks (cost $42,209,690)		50,119,432

UBS Global Allocation Fund

Portfolio of investments

December 31, 2025 (unaudited)

	Face amount[3]	Value
Asset-backed securities—0.8%
Cayman Islands—0.2%
OHA Credit Partners XV Ltd., Series 2017-15A, Class D2R, 3 mo. USD Term SOFR + 4.500%, 8.384%, due 04/20/37[1,4]	250,000	$251,901
United States—0.6%
CCG Receivables Trust, Series 2022-1, Class B, 4.420%, due 07/16/29[1]	100,737	100,736
Dell Equipment Finance Trust, Series 2023-2, Class B, 5.770%, due 01/22/29[1]	100,000	100,418
Enterprise Fleet Financing LLC, Series 2023-2, Class A2, 5.560%, due 04/22/30[1]	82,017	82,473
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class C, 5.320%, due 10/16/28	175,000	176,792
HPEFS Equipment Trust Series 2024-1A, Class B, 5.180%, due 05/20/31[1]	250,000	250,921
Series 2025-1A, Class D, 4.990%, due 03/21/33[1]	100,000	100,861
Santander Drive Auto Receivables Trust, Series 2025-3, Class C, 4.680%, due 09/15/31	100,000	100,610
		912,811
Total asset-backed securities (cost $1,165,656)		1,164,712
Corporate bonds—13.7%
United States—13.7%
Air Lease Corp. 5.300%, due 02/01/28	750,000	763,760
Bank of America Corp. (fixed, converts to FRN on 07/21/31), 2.299%, due 07/21/32[4]	1,450,000	1,296,529
Broadcom, Inc. 4.300%, due 11/15/32	900,000	887,777
Capital One Financial Corp. (fixed, converts to FRN on 02/01/29), 5.700%, due 02/01/30[4]	850,000	883,746
Centene Corp. 2.450%, due 07/15/28	750,000	702,254
Charter Communications Operating LLC/ Charter Communications Operating Capital 6.100%, due 06/01/29	400,000	417,472
Cheniere Energy Partners LP 4.500%, due 10/01/29	810,000	811,703
Citigroup, Inc. (fixed, converts to FRN on 06/11/34), 5.449%, due 06/11/35[4]	1,075,000	1,113,259
	Face amount[3]	Value
Corporate bonds—(concluded)
United States—(concluded)
Consolidated Edison Co. of New York, Inc. 5.500%, due 03/15/34	375,000	$393,446
Discovery Communications LLC 3.625%, due 05/15/30	1,250,000	1,150,791
Expand Energy Corp. 5.375%, due 02/01/29	750,000	750,015
General Motors Co. 5.400%, due 10/15/29	810,000	838,931
Goldman Sachs Group, Inc. (fixed, converts to FRN on 04/25/29), 5.727%, due 04/25/30[4]	1,250,000	1,305,902
HEICO Corp. 5.350%, due 08/01/33	550,000	569,734
JB Hunt Transport Services, Inc. 4.900%, due 03/15/30	550,000	561,906
JPMorgan Chase & Co. 3.625%, due 12/01/27	810,000	805,868
Micron Technology, Inc. 5.650%, due 11/01/32	550,000	578,129
Morgan Stanley (fixed, converts to FRN on 07/20/32), 4.889%, due 07/20/33[4]	1,250,000	1,267,997
Oracle Corp. 6.250%, due 11/09/32	750,000	781,808
Pacific Gas & Electric Co. 4.550%, due 07/01/30	750,000	746,778
Royal Caribbean Cruises Ltd. 5.625%, due 09/30/31[1]	750,000	766,738
San Diego Gas & Electric Co. 5.400%, due 04/15/35	550,000	569,285
Southern California Edison Co. 5.850%, due 11/01/27	630,000	647,341
T-Mobile USA, Inc. 3.500%, due 04/15/31	540,000	516,272
Warnermedia Holdings, Inc. 4.054%, due 03/15/29	350,000	338,730
Wells Fargo & Co. (fixed, converts to FRN on 07/25/32), 4.897%, due 07/25/33[4]	820,000	832,755
Total corporate bonds (cost $19,698,476)		20,298,926
Mortgage-backed securities—0.6%
United States—0.6%
Bank, Series 2022-BNK39, Class A4, 2.928%, due 02/15/55[4]	200,000	182,386
Benchmark Mortgage Trust, Series 2021-B29, Class A5, 2.388%, due 09/15/54	275,000	244,704
CENT, Series 2025-CITY, Class A, 4.920%, due 07/10/40[1,4]	100,000	101,216

UBS Global Allocation Fund

Portfolio of investments

December 31, 2025 (unaudited)

	Face amount[3]	Value
Mortgage-backed securities—(concluded)
United States—(concluded)
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4, 4.228%, due 06/10/51[4]	100,000	$99,857
Flagstar Mortgage Trust, Series 2018-5, Class A2, 4.000%, due 09/25/48[1,4]	29,260	27,590
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.835%, due 08/10/38[1]	120,000	118,743
MFA Trust Series 2020-NQM3, Class A1, 1.014%, due 01/26/65[1,4]	10,048	9,600
Series 2021-NQM1, Class A1, 1.153%, due 04/25/65[1,4]	15,218	14,400
Wells Fargo Commercial Mortgage Trust, Series 2018-C45, Class AS, 4.405%, due 06/15/51[4]	130,000	128,372
Total mortgage-backed securities (cost $914,116)		926,868
U.S. government agency obligations—6.9%
United States—6.9%
Federal Home Loan Mortgage Corp. 1.500%, due 10/01/51	274,555	212,567
2.000%, due 04/01/51	158,209	129,169
2.000%, due 05/01/51	248,702	203,201
2.000%, due 11/01/51	368,208	299,722
2.500%, due 11/01/50	161,865	140,736
3.000%, due 01/01/52	101,068	89,963
3.500%, due 11/01/52	222,059	207,831
4.500%, due 08/01/52	175,198	171,924
4.500%, due 08/01/52	214,746	210,732
Federal National Mortgage Association 2.000%, due 11/01/50	229,288	187,338
2.000%, due 04/01/51	202,170	166,511
2.000%, due 01/01/52	167,779	136,965
2.000%, due 06/01/52	280,516	228,536
2.500%, due 01/01/50	525,461	450,150
2.500%, due 04/01/50	509,106	436,487
2.500%, due 02/01/52	196,516	169,817
3.000%, due 08/01/50	376,742	341,081
3.000%, due 03/01/52	289,770	260,455
3.500%, due 02/01/49	354,153	331,993
4.000%, due 05/01/51	337,062	324,618
4.500%, due 10/01/52	507,117	497,481
5.000%, due 10/01/53	557,904	558,398
5.500%, due 08/01/53	465,078	472,833
6.000%, due 12/01/53	460,994	479,325
Government National Mortgage Association 2.000%, due 01/20/52	406,482	336,801
2.500%, due 08/20/51	447,552	386,500
3.000%, due 10/20/45	56,004	51,143
	Face amount[3]	Value
U.S. government agency obligations—(concluded)
United States—(concluded)
3.000%, due 12/20/45	64,305	$58,724
3.000%, due 04/20/52	183,782	165,398
3.500%, due 01/20/50	168,492	156,327
5.000%, due 11/20/52	208,332	209,199
5.500%, due 09/20/52	164,967	167,616
Government National Mortgage Association, TBA 4.000%	525,000	495,500
4.500%	100,000	97,412
5.000%	75,000	74,793
Uniform Mortgage-Backed Security, TBA 2.000%	325,000	262,832
2.500%	125,000	118,259
3.500%	125,000	121,545
4.000%	275,000	260,835
5.000%	200,000	199,465
5.500%	250,000	253,475
Total U.S. government agency obligations (cost $10,054,540)		10,123,657
	Number of shares
Exchange traded funds—11.9%
Invesco China Technology ETF	67,932	3,532,464
iShares J.P. Morgan USD Emerging Markets Bond ETF	61,500	5,921,220
iShares MSCI Global Gold Miners ETF	50,511	3,719,630
State Street SPDR Portfolio High Yield Bond ETF	184,181	4,359,565
Total exchange traded funds (cost $16,021,301)		17,532,879
Investment companies—22.7%
PACE High Yield Investments[5]	869,441	7,911,910
PACE International Equity Investments[5]	896,844	17,622,992
UBS Emerging Markets Equity Opportunity Fund[5]	760,986	8,005,575
Total investment companies (cost $30,360,663)		33,540,477
Short-term investments—7.5%
Investment companies—1.6%
State Street Institutional U.S. Government Money Market Fund, 3.740%[6] (cost $2,331,629)	2,331,629	2,331,629
	Face amount[3]
Short-term U.S. Treasury obligations—5.9%
United States—5.9%
U.S. Treasury Bills 3.809%, due 03/19/26[6]	2,200,000	2,183,621
3.796%, due 04/16/26[6]	2,200,000	2,177,603
3.857%, due 01/22/26[6]	2,100,000	2,095,854
3.910%, due 01/06/26[6]	200,000	199,894
3.866%, due 02/19/26[6]	200,000	199,050

UBS Global Allocation Fund

Portfolio of investments

December 31, 2025 (unaudited)

	Face amount[3]	Value
Short-term U.S. Treasury obligations—(concluded)
3.764%, due 02/19/26[6]	1,300,000	$1,293,506
3.851%, due 02/19/26[6]	600,000	596,949
Total short-term U.S. treasury obligations (Cost $8,743,606)		8,746,477
Total Short-term investments (Cost $11,075,235)		11,078,106
	Number of shares	Value
Investment of cash collateral from securities loaned—0.3%
Money market funds—0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.793%[6] (cost $513,164)	513,164	$513,164
Total investments—98.3% (cost $132,012,841)		145,298,221

Other assets in excess of liabilities—1.7%	2,506,970
Net assets—100.0%	$147,805,191

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Index futures buy contracts:
58	USD	E-mini Russell 1000 Value Index Futures	March 2026	$6,076,711	$6,036,350	$(40,361)
41	EUR	Euro High Yield Bond Index Futures	March 2026	2,979,815	2,995,260	15,445
248	EUR	EURO STOXX Banks Index Futures	March 2026	3,763,620	3,877,737	114,117
50	USD	iBoxx iShares $ High Yield Corporate Bond Index Futures	March 2026	8,945,034	9,015,750	70,716
71	USD	MSCI Emerging Markets Index Futures	March 2026	4,866,205	5,010,470	144,265
22	USD	S&P 500 E-Mini Index Futures	March 2026	7,568,627	7,581,750	13,123
2	CAD	S&P/TSX 60 Index Futures	March 2026	540,187	542,611	2,424
42	JPY	TSE TOPIX Index Futures	March 2026	9,084,003	9,152,643	68,640
Interest rate futures buy contracts:
84	AUD	Australian Bond 10 Year Futures	March 2026	$6,117,478	$6,137,392	$19,914
U.S. Treasury futures buy contracts:
45	USD	U.S. Treasury Note 10 Year Futures	March 2026	$5,096,318	$5,059,687	$(36,631)
116	GBP	United Kingdom Long Gilt Bond Futures	March 2026	14,214,930	14,286,820	71,890
Total				$69,252,928	$69,696,470	$443,542
Index futures sell contracts:
66	AUD	ASX SPI 200 Index Futures	March 2026	$(9,539,005)	$(9,553,383)	$(14,378)
39	EUR	EURO STOXX 50 Index Futures	March 2026	(2,639,686)	(2,677,094)	(37,408)
3	GBP	FTSE 100 Index Futures	March 2026	(394,312)	(401,999)	(7,687)
13	USD	MSCI Europe USD NTR Index Futures	March 2026	(1,596,784)	(1,626,690)	(29,906)
8	USD	MSCI World USD NTR Index Futures	March 2026	(1,139,937)	(1,156,800)	(16,863)
Interest rate futures sell contracts:
15	EUR	Euro Bund 10 Year Futures	March 2026	$(2,267,297)	$(2,248,804)	$18,493
Total				$(17,577,021)	$(17,664,770)	$(87,749)
Net unrealized appreciation (depreciation)						$355,793

UBS Global Allocation Fund

Portfolio of investments

December 31, 2025 (unaudited)

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	EUR	1,264,809	USD	1,470,000	01/13/26	$(16,968)
BB	USD	4,390,000	HUF	1,453,864,396	01/13/26	53,384
CITI	USD	6,177,429	INR	549,360,000	01/13/26	(69,776)
GSI	AUD	2,745,000	USD	1,805,370	01/13/26	(26,622)
GSI	JPY	227,442,569	USD	1,465,000	01/13/26	12,048
GSI	USD	276,400	SEK	2,590,000	01/13/26	5,040
HSBC	CHF	220,000	USD	278,456	01/13/26	502
HSBC	CNH	11,705,000	USD	1,655,032	01/13/26	(23,670)
HSBC	INR	612,050,000	USD	6,836,592	01/13/26	31,967
HSBC	KRW	1,519,000,000	USD	1,038,448	01/13/26	(16,268)
HSBC	TWD	27,200,000	USD	880,245	01/13/26	14,056
HSBC	USD	799,374	CAD	1,115,000	01/13/26	13,395
JPMCB	GBP	7,960,000	USD	10,472,255	01/13/26	(257,352)
JPMCB	USD	18,675,275	EUR	16,020,000	01/13/26	158,568
MSCI	CAD	10,030,229	AUD	11,000,000	01/13/26	29,873
MSCI	USD	5,675,816	BRL	30,520,000	01/13/26	(117,771)
SSB	GBP	2,228,706	USD	2,925,000	01/13/26	(79,163)
SSB	USD	169,341	AUD	255,000	01/13/26	844
SSB	USD	149,027	CAD	205,000	01/13/26	406
SSB	USD	1,539,566	EUR	1,332,000	01/13/26	26,395
SSB	USD	635,152	GBP	475,000	01/13/26	5,120
SSB	USD	288,390	JPY	45,300,000	01/13/26	996
SSB	USD	1,599,496	JPY	245,700,000	01/13/26	(29,912)
Net unrealized appreciation (depreciation)						$(284,908)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$50,119,432	$—	$—	$50,119,432
Exchange traded funds	17,532,879	—	—	17,532,879
Investment companies	33,540,477	—	—	33,540,477
Asset-backed securities	—	1,164,712	—	1,164,712
Corporate bonds	—	20,298,926	—	20,298,926
Mortgage-backed securities	—	926,868	—	926,868
U.S. government agency obligations	—	10,123,657	—	10,123,657
Short-term investments	2,331,629	—	—	2,331,629

UBS Global Allocation Fund

Portfolio of investments

December 31, 2025 (unaudited)

Fair valuation summary—(concluded)

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets—(concluded)
Short-term U.S. Treasury obligations	$—	$8,746,477	$—	$8,746,477
Investment of cash collateral from securities loaned	513,164	—	—	513,164
Futures contracts	539,027	—	—	539,027
Forward foreign currency contracts	—	352,594	—	352,594
Total	$104,576,608	$41,613,234	$—	$146,189,842
Liabilities
Futures contracts	$(183,234)	$—	$—	$(183,234)
Forward foreign currency contracts	—	(637,502)	—	(637,502)
Total	$(183,234)	$(637,502)	$—	$(820,736)

For the period ended December 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $2,088,568, represented 1.4% of the Fund's net assets at period end.

2  Security, or portion thereof, was on loan at the period end.

3  In U.S. dollars unless otherwise indicated.

4  Floating or variable rate securities. The rates disclosed are as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

5  The table below details the Fund's investment in a fund advised by the same Advisor as the Fund. The Fund does not pay advisory fees that are retained by the Advisor in connection with its investment in other investment companies advised by the Advisor, but may pay other expenses associated with such investments (such as sub-advisory fees paid to other parties, if any).

Security description	Value 06/30/25	Purchases during the period ended 12/31/25	Sales during the period ended 12/31/25	Net realized gain (loss) during the period ended 12/31/25	Change in net unrealized appreciation (depreciation) during the period ended 12/31/25	Value 12/31/25	Net income earned from affiliate for the period ended 12/31/25	Shares 12/31/25
UBS Emerging Markets Equity Opportunity Fund	$6,611,428	$1,385,772	$1,350,000	$(81,529)	$1,439,904	$8,005,575	$155,771	760,986
PACE High Yield Investments	7,588,050	256,079	—	—	67,781	7,911,910	256,079	869,441
PACE International Equity Investments	17,428,297	1,913,376	1,700,000	338,909	(357,590)	17,622,992	476,687	896,844
PACE International Emerging Markets Equity Investments	3,045,881	—	3,167,717	743,009	(621,173)	—	—	—
	$34,673,656	$3,555,227	$6,217,717	$1,000,389	$528,922	$33,540,477	$888,537

6  Rate shown reflects yield at December 31, 2025.
See accompanying notes to financial statements.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments

December 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—98.7%
Australia—1.2%
Anglogold Ashanti PLC	54,829	$4,745,059
Brazil—7.1%
Banco BTG Pactual SA	788,800	7,556,601
Embraer SA, ADR	121,053	7,792,182
Petroleo Brasileiro SA—Petrobras, ADR	435,902	5,165,439
Vale SA	578,600	7,554,819
		28,069,041
China—32.7%
Alibaba Group Holding Ltd.	895,200	16,425,477
Alibaba Group Holding Ltd., ADR	17,162	2,515,606
China CITIC Bank Corp. Ltd., Class H	7,961,000	7,098,994
China Mengniu Dairy Co. Ltd.	3,065,000	5,871,889
China Resources Beer Holdings Co. Ltd.	2,130,000	7,175,993
Contemporary Amperex Technology Co. Ltd., Class A	220,393	11,582,684
Fuyao Glass Industry Group Co. Ltd., Class A	754,217	6,990,496
PDD Holdings, Inc., ADR*	31,514	3,573,373
Ping An Insurance Group Co. of China Ltd., Class H	1,570,500	13,146,861
Sany Heavy Industry Co. Ltd., Class A	2,689,600	8,132,517
Tencent Holdings Ltd.	399,000	30,709,265
Xiaomi Corp., Class B*,1	1,062,800	5,366,780
Zijin Mining Group Co. Ltd., Class H2	2,325,000	10,653,051
		129,242,986
Hungary—2.2%
OTP Bank Nyrt	82,464	8,850,843
India—11.2%
DLF Ltd.	449,211	3,435,577
Eicher Motors Ltd.	111,324	9,057,212
HDFC Bank Ltd.	1,246,016	13,741,203
InterGlobe Aviation Ltd.[1]	89,367	5,030,656
Reliance Industries Ltd.	751,063	13,122,799
		44,387,447
Malaysia—2.1%
CIMB Group Holdings Bhd.	4,118,500	8,372,998
Mexico—5.1%
Cemex SAB de CV, ADR	1,102,904	12,672,367
Grupo Financiero Banorte SAB de CV, Class O2	786,885	7,294,882
		19,967,249
Poland—2.4%
Powszechna Kasa Oszczednosci Bank Polski SA	401,225	9,517,638
	Number of shares	Value
Common stocks—(concluded)
Russia—0.0%†
Sberbank of Russia PJSC*,3,4	3,568,865	$0
Saudi Arabia—1.4%
Saudi National Bank	558,422	5,639,607
Singapore—2.0%
Singapore Telecommunications Ltd.	2,182,000	7,723,744
South Korea—13.6%
Hanwha Aerospace Co. Ltd.	10,588	6,916,322
KB Financial Group, Inc.	81,629	7,066,146
Samsung Electronics Co. Ltd.	262,062	21,811,970
SK Hynix, Inc.	39,621	17,905,155
		53,699,593
Taiwan—15.7%
Hon Hai Precision Industry Co. Ltd.	1,749,937	12,837,494
MediaTek, Inc.	205,000	9,329,896
Taiwan Semiconductor Manufacturing Co. Ltd.	811,657	40,039,731
		62,207,121
United Arab Emirates—2.0%
Aldar Properties PJSC	3,273,925	7,755,264
Total common stocks (cost $321,922,057)		390,178,590
Short-term investments—0.4%
Investment companies—0.4%
State Street Institutional U.S. Government Money Market Fund, 3.740%[5] (cost $1,680,620)	1,680,620	1,680,620
Investment of cash collateral from securities loaned—0.9%
Money market funds—0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.793%[5] (cost $3,727,542)	3,727,542	3,727,542
Total investments—100.0% (cost $327,330,219)		395,586,752
Liabilities in excess of other assets—(0.0%)†		(135,155)
Net assets—100.0%		$395,451,597

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS Emerging Markets Equity Opportunity Fund

Portfolio of investments

December 31, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$375,067,170	$15,111,420	$0	$390,178,590
Short-term investments	1,680,620	—	—	1,680,620
Investment of cash collateral from securities loaned	3,727,542	—	—	3,727,542
Total	$380,475,332	$15,111,420	$0	$395,586,752

For the period ended December 31, 2025, there were no transfers in or out of Level 3.

Securities valued using unobservable inputs, i.e. Level 3, were not considered significant to the Fund.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

*  Non-income producing security.

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $10,397,436, represented 2.6% of the Fund's net assets at period end.

2  Security, or portion thereof, was on loan at the period end.

3  Security fair valued by the Valuation Committee under the direction of the Board of Trustees.

4  Significant unobservable inputs were used in the valuation of this security; i.e. Level 3.

5  Rate shown reflects yield at December 31, 2025.

See accompanying notes to financial statements.

UBS Engage For Impact Fund

Portfolio of investments

December 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—99.8%
Brazil—2.3%
Gerdau SA, ADR[1]	143,671	$530,146
MercadoLibre, Inc.*	285	574,064
		1,104,210
China—1.1%
China Mengniu Dairy Co. Ltd.	272,000	521,094
France—2.8%
Danone SA	14,825	1,337,687
Germany—5.4%
Infineon Technologies AG	31,986	1,418,269
Knorr-Bremse AG	10,503	1,174,448
		2,592,717
India—2.7%
HDFC Bank Ltd., ADR	35,474	1,296,220
Ireland—3.5%
AIB Group PLC	155,607	1,682,398
Japan—3.5%
Recruit Holdings Co. Ltd.	17,900	1,010,989
Shimano, Inc.[1]	6,500	686,143
		1,697,132
Mexico—1.3%
Grupo Financiero Banorte SAB de CV, Class O1	66,949	620,656
Netherlands—3.5%
Aalberts NV1	28,260	931,905
Koninklijke Philips NV	26,819	732,471
		1,664,376
Singapore—1.2%
Singapore Telecommunications Ltd.	157,000	555,742
Spain—5.4%
Banco Bilbao Vizcaya Argentaria SA	47,410	1,117,110
Iberdrola SA	67,447	1,463,605
		2,580,715
Switzerland—4.2%
DSM-Firmenich AG	11,006	889,359
Sandoz Group AG	15,790	1,153,003
		2,042,362
Taiwan—3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	5,535	1,682,031
United Kingdom—5.5%
AstraZeneca PLC	10,486	1,949,163
Wise PLC, Class A*	57,156	686,457
		2,635,620
	Number of shares	Value
Common stocks—(concluded)
United States—53.9%
Advanced Drainage Systems, Inc.	8,255	$1,195,572
AECOM	7,354	701,057
Alcon AG	17,592	1,405,406
Aptiv PLC*	12,243	931,570
Autodesk, Inc.*	5,038	1,491,298
BellRing Brands, Inc.*	16,240	434,095
Bio-Rad Laboratories, Inc., Class A*	2,221	672,941
Broadcom, Inc.	7,062	2,444,158
Capital One Financial Corp.	5,150	1,248,154
Dexcom, Inc.*	7,315	485,497
Ecolab, Inc.	3,274	859,490
Eli Lilly & Co.	1,106	1,188,596
First Horizon Corp.	44,371	1,060,467
Ingersoll Rand, Inc.	9,504	752,907
International Flavors & Fragrances, Inc.	7,268	489,790
Linde PLC	2,418	1,031,011
Micron Technology, Inc.	4,634	1,322,590
Microsoft Corp.	5,559	2,688,444
Montrose Environmental Group, Inc.*,1	12,946	321,449
Pure Storage, Inc., Class A*	10,084	675,729
Rivian Automotive, Inc., Class A*	16,138	318,080
Roper Technologies, Inc.	1,970	876,906
ServiceNow, Inc.*	6,874	1,053,028
Sprouts Farmers Market, Inc.*	7,924	631,305
Trimble, Inc.*	11,492	900,398
Zoom Communications, Inc.*	8,310	717,070
		25,897,008
Total common stocks (cost $39,544,661)		47,909,968
Short-term investments—2.0%
Investment companies—2.0%
State Street Institutional U.S. Government Money Market Fund, 3.740%[2] (cost $973,443)	973,443	973,443
Investment of cash collateral from securities loaned—3.5%
Money market funds—3.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.793%[2] (cost $1,674,606)	1,674,606	1,674,606
Total investments—105.3% (cost $42,192,710)		50,558,017
Liabilities in excess of other assets—(5.3%)		(2,532,983)
Net assets—100.0%		$48,025,034

UBS Engage For Impact Fund

Portfolio of investments

December 31, 2025 (unaudited)

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$47,909,968	$—	$—	$47,909,968
Short-term investments	973,443	—	—	973,443
Investment of cash collateral from securities loaned	1,674,606	—	—	1,674,606
Total	$50,558,017	$—	$—	$50,558,017

For the period ended December 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Security, or portion thereof, was on loan at the period end.

2  Rate shown reflects yield at December 31, 2025.

See accompanying notes to financial statements.

UBS International Sustainable Equity Fund

Portfolio of investments

December 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—98.4%
Austria—3.0%
BAWAG Group AG1	17,194	$2,606,624
Erste Group Bank AG	16,273	1,967,863
		4,574,487
Brazil—1.0%
MercadoLibre, Inc. *	756	1,522,781
Canada—6.2%
Canadian Pacific Kansas City Ltd.	26,582	1,957,022
Restaurant Brands International, Inc.[2]	36,920	2,519,345
Shopify, Inc., Class A*	17,934	2,886,836
Tourmaline Oil Corp.[2]	48,462	2,173,914
		9,537,117
Chile—1.2%
Lundin Mining Corp.[2]	86,716	1,863,773
China—1.5%
Ping An Insurance Group Co. of China Ltd., Class H	271,500	2,272,762
France—2.1%
Cie Generale des Etablissements Michelin SCA	37,218	1,238,239
Danone SA	22,370	2,018,487
		3,256,726
Germany—9.0%
Daimler Truck Holding AG	58,605	2,570,325
Deutsche Boerse AG	8,774	2,306,617
Deutsche Telekom AG, Registered Shares	43,219	1,404,878
Infineon Technologies AG	51,584	2,287,250
Knorr-Bremse AG	24,517	2,741,498
SAP SE	10,141	2,483,053
		13,793,621
Ireland—3.1%
AIB Group PLC	439,534	4,752,171
Italy—3.0%
Infrastrutture Wireless Italiane SpA[1,2]	172,809	1,601,326
PRADA SpA	172,400	996,826
Prysmian SpA	19,517	1,981,245
		4,579,397
Japan—20.9%
Chugai Pharmaceutical Co. Ltd.[2]	49,200	2,589,093
FANUC Corp.	82,800	3,216,006
Fujitsu Ltd.	70,100	1,937,327
ITOCHU Corp.[2]	359,500	4,532,766
Keyence Corp.	5,200	1,881,614
Mitsubishi UFJ Financial Group, Inc.[2]	233,400	3,714,672
OBIC Business Consultants Co. Ltd.	51,500	2,779,172
Recruit Holdings Co. Ltd.	31,400	1,773,467
Shimano, Inc.[2]	8,900	939,489
Shin-Etsu Chemical Co. Ltd.	70,500	2,193,223
Sony Group Corp.	195,500	5,022,293
Toyota Motor Corp.[2]	71,800	1,538,310
		32,117,432
	Number of shares	Value
Common stocks—(concluded)
Luxembourg—1.3%
Eurofins Scientific SE	27,370	$2,007,110
Netherlands—6.9%
ASML Holding NV	3,713	4,020,545
ASR Nederland NV	24,927	1,775,815
Koninklijke Philips NV	89,492	2,444,174
Magnum Ice Cream Co. NV*	11,651	186,434
Universal Music Group NV	81,406	2,126,707
		10,553,675
Norway—2.7%
Equinor ASA	97,237	2,286,227
Norsk Hydro ASA	248,982	1,931,587
		4,217,814
Portugal—1.1%
Galp Energia SGPS SA2	96,508	1,659,279
Spain—4.7%
Banco Bilbao Vizcaya Argentaria SA	212,591	5,009,231
Iberdrola SA2	106,539	2,311,903
		7,321,134
Sweden—1.0%
Assa Abloy AB, Class B	40,500	1,578,825
Switzerland—4.4%
Cie Financiere Richemont SA, Class A	7,327	1,591,479
DSM-Firmenich AG	28,346	2,290,548
Sandoz Group AG	40,336	2,945,378
		6,827,405
United Kingdom—15.7%
Admiral Group PLC	48,928	2,094,652
Ashtead Group PLC	45,447	3,115,699
AstraZeneca PLC	28,217	5,245,043
Drax Group PLC	147,900	1,668,659
Legal & General Group PLC	950,708	3,356,268
NatWest Group PLC	226,345	1,988,654
St. James's Place PLC	71,352	1,331,598
Unilever PLC	51,784	3,389,710
Wise PLC, Class A*	163,051	1,958,281
		24,148,564
United States—9.6%
Alcon AG	37,316	2,981,134
Aon PLC, Class A	2,951	1,041,349
Aptiv PLC*	17,177	1,306,998
Atlassian Corp., Class A*	11,486	1,862,340
Nestle SA, Registered Shares	31,421	3,123,456
Schneider Electric SE	10,608	2,928,386
Waste Connections, Inc.	8,427	1,477,941
		14,721,604
Total common stocks (cost $121,137,791)		151,305,677

UBS International Sustainable Equity Fund

Portfolio of investments

December 31, 2025 (unaudited)

	Number of shares	Value
Short-term investments—1.1%
Investment companies—1.1%
State Street Institutional U.S. Government Money Market Fund, 3.740%[3] (cost $1,787,533)	1,787,533	$1,787,533
	Number of shares	Value
Investment of cash collateral from securities loaned—11.6%
Money market funds—11.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.793%[3] (cost $17,857,113)	17,857,113	$17,857,113
Total investments—111.1% (cost $140,782,437)		170,950,323

Liabilities in excess of other assets—(11.1%)	(17,144,503)
Net assets—100.0%	$153,805,820

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$151,305,677	$—	$—	$151,305,677
Short-term investments	1,787,533	—	—	1,787,533
Investment of cash collateral from securities loaned	17,857,113	—	—	17,857,113
Total	$170,950,323	$—	$—	$170,950,323

For the period ended December 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $4,207,950, represented 2.7% of the Fund's net assets at period end.

2  Security, or portion thereof, was on loan at the period end.

3  Rate shown reflects yield at December 31, 2025.

See accompanying notes to financial statements.

UBS US Dividend Ruler Fund

Portfolio of investments

December 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—98.8%
Aerospace & defense—4.1%
RTX Corp.	63,752	$11,692,117
Banks—4.8%
JPMorgan Chase & Co.	43,050	13,871,571
Beverages—2.4%
Coca-Cola Co.	99,934	6,986,386
Biotechnology—2.8%
AbbVie, Inc.	35,351	8,077,350
Building products—2.4%
Trane Technologies PLC	17,336	6,747,171
Capital markets—7.0%
Blackrock, Inc.	9,201	9,848,198
Morgan Stanley	57,462	10,201,229
		20,049,427
Chemicals—3.4%
Linde PLC	22,692	9,675,642
Commercial services & supplies—0.9%
Republic Services, Inc.	11,438	2,424,055
Communications equipment—2.7%
Cisco Systems, Inc.	102,090	7,863,993
Consumer finance—3.3%
American Express Co.	25,490	9,430,026
Electric utilities—2.5%
NextEra Energy, Inc.	90,471	7,263,012
Electrical equipment—3.1%
Eaton Corp. PLC	27,465	8,747,877
Ground transportation—2.6%
Union Pacific Corp.	32,551	7,529,697
Health care equipment & supplies—3.0%
Abbott Laboratories	68,731	8,611,307
Hotels, restaurants & leisure—2.9%
McDonald's Corp.	27,524	8,412,160
Industrial REITs—3.3%
Prologis, Inc.	75,055	9,581,521
Insurance—3.0%
Chubb Ltd.	14,731	4,597,840
Marsh & McLennan Cos., Inc.	21,460	3,981,259
		8,579,099
	Number of shares	Value
Common stocks—(concluded)
Oil, gas & consumable fuels—1.5%
Exxon Mobil Corp.	36,631	$4,408,175
Pharmaceuticals—3.6%
Johnson & Johnson	50,336	10,417,035
Professional services—1.7%
Automatic Data
Processing, Inc.	18,418	4,737,662
Semiconductors & semiconductor equipment—17.5%
Analog Devices, Inc.	29,230	7,927,176
Broadcom, Inc.	60,678	21,000,656
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	48,901	14,860,525
Texas Instruments, Inc.	37,530	6,511,079
		50,299,436
Software—13.8%
Microsoft Corp.	62,104	30,034,737
Oracle Corp.	49,832	9,712,755
		39,747,492
Specialty retail—6.5%
Home Depot, Inc.	27,223	9,367,434
TJX Cos., Inc.	60,511	9,295,095
		18,662,529
Total common stocks (cost $218,970,275)		283,814,740
Short-term investments—1.4%
Investment companies—1.4%
State Street Institutional U.S. Government Money Market Fund, 3.740%[1] (cost $4,143,580)	4,143,580	4,143,580
Total investments—100.2% (cost $223,113,855)		287,958,320
Liabilities in excess of other assets—(0.2%)		(593,060)
Net assets—100.0%		$287,365,260

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS US Dividend Ruler Fund

Portfolio of investments

December 31, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$283,814,740	$—	$—	$283,814,740
Short-term investments	4,143,580	—	—	4,143,580
Total	$287,958,320	$—	$—	$287,958,320

For the period ended December 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

1  Rate shown reflects yield at December 31, 2025.

See accompanying notes to financial statements.

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments

December 31, 2025 (unaudited)

	Number of shares	Value
Common stocks—99.2%
Aerospace & defense—1.1%
TransDigm Group, Inc.	2,868	$3,814,010
Broadline retail—6.5%
Amazon.com, Inc.*	94,414	21,792,640
Capital markets—3.6%
Intercontinental
Exchange, Inc.	27,513	4,456,006
S&P Global, Inc.	14,275	7,459,972
		11,915,978
Chemicals—1.3%
Sherwin-Williams Co.	13,001	4,212,714
Communications equipment—1.5%
Arista Networks, Inc.*	38,950	5,103,619
Electronic equipment, instruments & components—1.5%
Amphenol Corp., Class A	36,817	4,975,449
Entertainment—2.0%
Netflix, Inc.*	69,657	6,531,040
Financial services—5.7%
Mastercard, Inc., Class A	14,461	8,255,496
Visa, Inc., Class A	30,423	10,669,650
		18,925,146
Health care equipment & supplies—4.8%
Boston Scientific Corp.*	62,068	5,918,184
Intuitive Surgical, Inc.*	9,620	5,448,383
Stryker Corp.	12,885	4,528,691
		15,895,258
Insurance—1.1%
Progressive Corp.	16,475	3,751,687
Interactive media & services—11.2%
Alphabet, Inc., Class A	78,382	24,533,566
Meta Platforms, Inc., Class A	19,478	12,857,233
		37,390,799
Machinery—1.6%
Parker-Hannifin Corp.	6,085	5,348,472
	Number of shares	Value
Common stocks—(concluded)
Pharmaceuticals—4.6%
Eli Lilly & Co.	14,161	$15,218,543
Semiconductors & semiconductor equipment—22.5%
Broadcom, Inc.	66,820	23,126,402
NVIDIA Corp.	246,803	46,028,759
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	19,067	5,794,271
		74,949,432
Software—18.6%
Intuit, Inc.	11,404	7,554,238
Microsoft Corp.	85,854	41,520,711
Oracle Corp.	37,500	7,309,125
Palo Alto Networks, Inc.*	31,205	5,747,961
		62,132,035
Specialty retail—3.5%
O'Reilly Automotive, Inc.*	49,629	4,526,661
TJX Cos., Inc.	47,515	7,298,779
		11,825,440
Technology hardware, storage & peripherals—8.1%
Apple, Inc.	98,988	26,910,878
Total common stocks (cost $229,334,018)		330,693,140
Short-term investments—0.7%
Investment companies—0.7%
State Street Institutional U.S. Government Money Market Fund, 3.740%[1] (cost $2,309,446)	2,309,446	2,309,446
Total investments—99.9% (cost $231,643,464)		333,002,586
Other assets in excess of liabilities—0.1%		494,365
Net assets—100.0%		$333,496,951

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

UBS US Quality Growth At Reasonable Price Fund

Portfolio of investments

December 31, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$330,693,140	$—	$—	$330,693,140
Short-term investments	2,309,446	—	—	2,309,446
Total	$333,002,586	$—	$—	$333,002,586

For the period ended December 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

*  Non-income producing security.

1  Rate shown reflects yield at December 31, 2025.

See accompanying notes to financial statements.

UBS Sustainable Development Bank Bond Fund

Portfolio of investments

December 31, 2025 (unaudited)

	Face amount	Value
Non-U.S. government agency obligations—98.2%
Supranationals—98.2%
African Development Bank 4.000%, due 03/18/30	$1,000,000	$1,009,515
4.375%, due 03/14/28	1,300,000	1,321,205
4.500%, due 06/12/35	1,450,000	1,478,628
Asian Development Bank 1.500%, due 03/04/31	700,000	624,576
3.125%, due 04/27/32	100,000	95,314
3.875%, due 09/28/32	700,000	694,970
3.875%, due 06/14/33	350,000	345,950
4.000%, due 01/12/33	300,000	299,495
4.125%, due 01/12/34	800,000	800,512
4.375%, due 03/22/35	900,000	912,318
Asian Infrastructure Investment Bank 3.750%, due 09/14/27	300,000	300,876
4.000%, due 01/18/28	700,000	705,635
4.125%, due 01/18/29	900,000	913,302
4.250%, due 03/13/34	1,200,000	1,212,996
4.500%, due 01/16/30	500,000	514,780
Council of Europe Development Bank 0.875%, due 09/22/26[1]	1,000,000	979,928
4.125%, due 01/24/29	200,000	202,706
European Bank for Reconstruction & Development 4.125%, due 01/25/29	500,000	506,964
4.250%, due 03/13/34	2,100,000	2,113,796
4.375%, due 03/09/28	1,150,000	1,168,442
European Investment Bank 1.250%, due 02/14/31	800,000	705,562
3.625%, due 07/15/30	650,000	646,359
3.750%, due 02/14/33	1,500,000	1,475,088
3.875%, due 10/15/30	200,000	200,891
4.625%, due 02/12/35	600,000	619,939
Inter-American Development Bank 1.125%, due 07/20/28	400,000	376,166
1.125%, due 01/13/31	4,600,000	4,037,290
2.250%, due 06/18/29	1,450,000	1,384,215
3.125%, due 09/18/28	450,000	444,571
3.500%, due 09/14/29	1,200,000	1,193,086
3.500%, due 04/12/33	2,050,000	1,976,597
3.625%, due 09/17/31	300,000	296,031
3.750%, due 06/14/30	900,000	899,693
4.125%, due 02/15/29	1,400,000	1,420,420
4.375%, due 07/17/34	1,900,000	1,928,942
4.375%, due 07/16/35	2,500,000	2,527,888
4.500%, due 02/15/30	1,600,000	1,646,517
4.500%, due 09/13/33	1,300,000	1,335,511
Inter-American Investment Corp. 4.125%, due 02/15/28	400,000	403,496
4.250%, due 02/14/29	500,000	507,519
4.250%, due 04/01/30	800,000	812,214
	Face amount	Value
Non-U.S. government agency obligations—(concluded)
Supranationals—(concluded)
International Bank for Reconstruction & Development 0.750%, due 08/26/30	$1,600,000	$1,395,234
0.875%, due 05/14/30	800,000	708,046
1.250%, due 02/10/31	2,150,000	1,895,620
1.625%, due 11/03/31	1,800,000	1,588,110
2.500%, due 03/29/32	2,000,000	1,840,297
3.500%, due 10/28/30	200,000	197,619
3.875%, due 08/28/34	1,950,000	1,910,880
4.000%, due 07/25/30	1,050,000	1,060,033
4.000%, due 01/10/31	350,000	352,939
4.000%, due 05/06/32	1,200,000	1,201,830
4.125%, due 03/20/30	700,000	710,417
4.375%, due 08/27/35	1,575,000	1,593,160
4.500%, due 04/10/31	150,000	154,750
4.625%, due 08/01/28	200,000	205,068
4.625%, due 01/15/32	3,100,000	3,213,102
4.750%, due 11/14/33	1,400,000	1,461,307
International Development Association 0.750%, due 06/10/27[2]	700,000	672,479
1.000%, due 12/03/30[2]	1,750,000	1,531,772
3.750%, due 09/12/31[2]	600,000	595,676
4.500%, due 02/12/35[2]	900,000	918,540
International Finance Corp. 0.750%, due 08/27/30	1,150,000	1,002,682
3.875%, due 07/02/30	400,000	401,933
4.375%, due 01/15/27	500,000	503,545
4.500%, due 01/21/28	1,600,000	1,629,158
4.500%, due 07/13/28	100,000	102,190
Isdb Trust Services No. 2 SARL 4.246%, due 06/25/30[2]	600,000	609,186
4.598%, due 03/14/28[2]	1,650,000	1,677,852
4.754%, due 05/15/29[2]	1,400,000	1,437,772
Kreditanstalt fuer Wiederaufbau 4.125%, due 07/15/33	200,000	201,093
4.625%, due 03/18/30	1,900,000	1,967,153
4.750%, due 10/29/30	700,000	730,196
Nordic Investment Bank 3.375%, due 09/08/27	1,400,000	1,394,880
3.750%, due 05/09/30	1,000,000	999,946
4.375%, due 03/14/28	1,200,000	1,219,046
Total non-U.S. government agency obligations (cost $78,117,060)		78,123,414

UBS Sustainable Development Bank Bond Fund

Portfolio of investments

December 31, 2025 (unaudited)

	Number of shares	Value
Short-term investments—0.7%
Investment companies—0.7%
State Street Institutional U.S. Government Money Market Fund, 3.740%[3] (cost $562,228)	562,228	$562,228
Investment of cash collateral from securities loaned—0.1%
Money market funds—0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.793%[3] (cost $120,300)	120,300	120,300
Total investments—99.0% (cost $78,799,588)		78,805,942
Other assets in excess of liabilities—1.0%		779,435
Net assets—100.0%		$79,585,377

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Non-U.S. government agency obligations	$—	$78,123,414	$—	$78,123,414
Short-term investments	562,228	—	—	562,228
Investment of cash collateral from securities loaned	120,300	—	—	120,300
Total	$682,528	$78,123,414	$—	$78,805,942

For the period ended December 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

1  Security, or portion thereof, was on loan at the period end.

2  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

3  Rate shown reflects yield at December 31, 2025.

See accompanying notes to financial statements.

UBS Multi Income Bond Fund

Portfolio of investments

December 31, 2025 (unaudited)

	Face amount[1]	Value
Asset-backed securities—13.8%
Cayman Islands—2.9%
Elmwood CLO 22 Ltd., Series 2023-1A, Class D1R, 3 mo. USD Term SOFR + 2.800%, 6.682%, due 04/17/38[2,3]	250,000	$251,642
LCM 42 Ltd., Series 42A, Class B, 3 mo. USD Term SOFR + 1.800%, 5.705%, due 01/15/38[2,3]	500,000	500,988
OCP CLO Ltd., Series 2022-25A, Class A1R, 3 mo. USD Term SOFR + 1.420%, 5.304%, due 07/20/37[2,3]	500,000	501,336
Octagon Investment Partners 48 Ltd., Series 2020-3A, Class CR2, 3 mo. USD Term SOFR + 2.000%, 5.905%, due 01/15/39[2,3]	500,000	501,312
OHA Credit Partners XV Ltd., Series 2017-15A, Class D2R, 3 mo. USD Term SOFR + 4.500%, 8.384%, due 04/20/37[2,3]	250,000	251,901
Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D1R, 3 mo. USD Term SOFR + 2.700%, 6.582%, due 10/17/38[2,3]	500,000	501,903
		2,509,082
Jersey—1.4%
AGL CLO 25 Ltd., Series 2023-25A, Class D1R, 3 mo. USD Term SOFR + 2.900%, 6.770%, due 07/21/38[2,3]	250,000	250,278
Dryden 108 CLO Ltd., Series 2022-108A, Class A1R, 3 mo. USD Term SOFR + 1.360%, 5.244%, due 07/18/37[2,3]	500,000	500,771
Venture 46 CLO Ltd., Series 2022-46A, Class A1R, 3 mo. USD Term SOFR + 1.450%, 5.334%, due 10/20/37[2,3]	500,000	501,126
		1,252,175
United States—9.5%
CarMax Auto Owner Trust, Series 2025-3, Class B, 4.680%, due 03/17/31	500,000	506,023
Exeter Automobile Receivables Trust Series 2023-2A, Class D, 6.320%, due 08/15/29	700,000	714,002
Series 2024-5A, Class B, 4.480%, due 04/16/29	330,000	330,235
Ford Credit Auto Owner Trust, Series 2023-2, Class B, 5.920%, due 02/15/36[2]	300,000	312,213
	Face amount[1]	Value
Asset-backed securities—(concluded)
United States—(concluded)
Ford Credit Floorplan Master Owner Trust A, Series 2025-2, Class B, 4.330%, due 09/15/30	697,000	$698,191
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class C, 5.320%, due 10/16/28	400,000	404,096
GMF Floorplan Owner Revolving Trust, Series 2024-3A, Class B, 4.920%, due 11/15/28[2]	250,000	251,689
HPEFS Equipment Trust Series 2024-1A, Class B, 5.180%, due 05/20/31[2]	500,000	501,842
Series 2024-1A, Class C, 5.330%, due 05/20/31[2]	100,000	100,565
Series 2024-2A, Class D, 5.820%, due 04/20/32[2]	250,000	255,322
Series 2025-1A, Class D, 4.990%, due 03/21/33[2]	150,000	151,291
Hyundai Auto Receivables Trust, Series 2025-B, Class C, 4.920%, due 07/15/32	500,000	509,766
Nissan Auto Lease Trust, Series 2025-A, Class C, 5.110%, due 06/15/29	500,000	506,516
Santander Drive Auto Receivables Trust Series 2024-1, Class C, 5.450%, due 03/15/30	500,000	505,971
Series 2024-4, Class B, 4.930%, due 09/17/29	500,000	503,761
Series 2025-1, Class C, 5.040%, due 03/17/31	400,000	404,799
Series 2025-3, Class C, 4.680%, due 09/15/31	150,000	150,916
SCF Equipment Leasing LLC, Series 2025-2A, Class A3, 4.330%, due 06/20/36[2]	500,000	501,528
Verizon Master Trust Series 2023-3, Class B, 4.880%, due 04/21/31[2]	500,000	507,816
Series 2025-1, Class B, 4.940%, due 01/21/31	500,000	507,751
		8,324,293
Total asset-backed securities (cost $12,085,620)		12,085,550
Corporate bonds—64.7%
Belgium—0.3%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide, Inc. 4.900%, due 02/01/46	265,000	245,096

UBS Multi Income Bond Fund

Portfolio of investments

December 31, 2025 (unaudited)

	Face amount[1]		Value
Corporate bonds—(continued)
Brazil—0.9%
Minerva Luxembourg SA 4.375%, due 03/18/31[4]		600,000	$557,100
Petrobras Global Finance BV 7.375%, due 01/17/27		200,000	206,330
			763,430
Canada—1.6%
Canadian Pacific Railway Co. 3.100%, due 12/02/51		500,000	331,704
Gildan Activewear, Inc. 5.400%, due 10/07/35[2]		800,000	797,708
NOVA Chemicals Corp. 5.250%, due 06/01/27[2]		250,000	251,529
			1,380,941
Chile—1.0%
Corp. Nacional del Cobre de Chile 5.125%, due 02/02/33[4]		400,000	402,000
Latam Airlines Group SA 7.875%, due 04/15/30[4]		490,000	514,142
			916,142
China—0.0%†
Agile Group Holdings Ltd. 5.750%, due 01/02/25[4,5]		200,000	9,000
Czech Republic—0.6%
Czechoslovak Group AS 5.250%, due 01/10/31[4]	EUR	400,000	486,533
Ireland—0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.000%, due 10/29/28		550,000	533,219
4.450%, due 04/03/26		300,000	300,026
			833,245
Mexico—1.0%
Grupo Aeromexico SAB de CV 8.250%, due 11/15/29[4]		250,000	255,328
Petroleos Mexicanos 6.700%, due 02/16/32		650,000	648,134
			903,462
Netherlands—0.3%
LYB Finance Co. BV 8.100%, due 03/15/27[2]		150,000	156,436
NXP BV/NXP Funding LLC/NXP
USA, Inc. 3.875%, due 06/18/26		65,000	64,922
			221,358
	Face amount[1]		Value
Corporate bonds—(continued)
Peru—0.6%
Banco de Credito del Peru SA (fixed, converts to FRN on 09/30/26), 3.250%, due 09/30/31[3,4]		500,000	$493,280
Qatar—0.5%
QNB Finance Ltd. 2.750%, due 02/12/27[4]		450,000	441,918
Saudi Arabia—0.7%
Saudi Arabian Oil Co. 4.375%, due 04/16/49[2]		700,000	576,692
South Africa—0.6%
Anglo American Capital PLC 5.000%, due 03/15/31[4]	EUR	400,000	501,777
United Arab Emirates—0.5%
MDGH GMTN RSC Ltd. 5.500%, due 04/28/33[4]		440,000	464,614
United Kingdom—1.2%
Barclays PLC 4.836%, due 05/09/28		200,000	201,708
(fixed, converts to FRN on 09/13/33), 6.692%, due 09/13/34[3]		400,000	442,798
HSBC Holdings PLC 6.500%, due 09/15/37		400,000	438,790
			1,083,296
United States—54.0%
AbbVie, Inc. 4.500%, due 05/14/35		200,000	196,278
AEP Texas, Inc. Series E, 6.650%, due 02/15/33		50,000	54,498
Series G, 4.150%, due 05/01/49		50,000	38,437
Allegiant Travel Co. 7.250%, due 08/15/27[2]		431,000	437,019
Allegion U.S. Holding Co., Inc. 5.600%, due 05/29/34		300,000	313,130
Allison Transmission, Inc. 4.750%, due 10/01/27[2]		250,000	249,659
Ally Financial, Inc. (fixed, converts to FRN on 01/03/29), 6.848%, due 01/03/30[3]		1,250,000	1,326,249
ARES Strategic Income Fund 6.200%, due 03/21/32		850,000	871,695
Arthur J Gallagher & Co. 5.000%, due 02/15/32		250,000	255,574
ASGN, Inc. 4.625%, due 05/15/28[2]		600,000	589,563
AT&T, Inc. 3.800%, due 12/01/57		58,000	39,895
4.300%, due 02/15/30		300,000	300,379
4.500%, due 05/15/35		900,000	864,518
Avantor Funding, Inc. 4.625%, due 07/15/28[2]		275,000	273,506

UBS Multi Income Bond Fund

Portfolio of investments

December 31, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Aviation Capital Group LLC 5.125%, due 04/10/30[2]	200,000	$203,068
Avient Corp. 6.250%, due 11/01/31[2]	200,000	205,571
Bank of America Corp. 6.110%, due 01/29/37	425,000	458,100
Series FF, (fixed, converts to FRN on 03/15/28), 5.875%, due 03/15/28[3,6,7]	505,000	513,637
Series RR, (fixed, converts to FRN on 01/27/27), 4.375%, due 01/27/27[3,7]	520,000	514,368
Block, Inc. 3.500%, due 06/01/31[6]	220,000	206,781
Blue Owl Technology Finance Corp. 6.750%, due 04/04/29[6]	1,000,000	1,022,789
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.000%, due 07/15/29[2]	350,000	365,020
Boeing Co. 6.528%, due 05/01/34	550,000	608,497
Boost Newco Borrower LLC 7.500%, due 01/15/31[2]	300,000	318,855
Brink's Co. 6.500%, due 06/15/29[2]	400,000	414,158
Broadcom, Inc. 3.137%, due 11/15/35[2]	800,000	688,949
Capital One Financial Corp. 3.750%, due 07/28/26	300,000	299,372
(fixed, converts to FRN on 10/30/30), 7.624%, due 10/30/31[3]	1,000,000	1,130,146
Series M, (fixed, converts to FRN on 09/01/26), 3.950%, due 09/01/26[3,6,7]	500,000	493,990
Carrier Global Corp. 2.722%, due 02/15/30	250,000	235,366
CCO Holdings LLC/CCO Holdings Capital Corp. 5.500%, due 05/01/26[2]	75,000	75,124
Celanese U.S. Holdings LLC Steps to 7.379% on 01/15/26, 6.879%, due 07/15/32	650,000	676,406
Centene Corp. 2.500%, due 03/01/31	1,075,000	928,339
CF Industries, Inc. 5.150%, due 03/15/34	600,000	602,676
Charter Communications Operating LLC/Charter Communications Operating Capital 4.200%, due 03/15/28	350,000	348,258
6.384%, due 10/23/35	700,000	722,439
Citigroup, Inc. 6.625%, due 06/15/32	400,000	443,251
6.675%, due 09/13/43	140,000	155,639
Series AA, (fixed, converts to FRN on 11/15/28), 7.625%, due 11/15/28[3,7]	490,000	513,774
Series X, (fixed, converts to FRN on 02/18/26), 3.875%, due 02/18/26[3,7]	400,000	398,605
	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Civitas Resources, Inc. 8.375%, due 07/01/28[2]	400,000	$412,157
Comcast Corp. 2.887%, due 11/01/51	64,000	37,427
2.937%, due 11/01/56	67,000	37,646
3.969%, due 11/01/47	38,000	28,462
Commercial Metals Co. 5.750%, due 11/15/33[2]	400,000	409,013
Concentrix Corp. 6.850%, due 08/02/33[6]	900,000	915,817
ConocoPhillips Co. 3.758%, due 03/15/42	100,000	81,445
Continental Resources, Inc. 4.375%, due 01/15/28	550,000	548,923
Duke Energy Ohio, Inc. 4.300%, due 02/01/49	50,000	40,866
Energizer Holdings, Inc. 4.375%, due 03/31/29[2]	600,000	573,303
Energy Transfer LP 5.400%, due 10/01/47	200,000	179,729
EQT Corp. 3.900%, due 10/01/27	277,000	275,738
Exelon Corp. 4.450%, due 04/15/46	1,000,000	838,887
Expedia Group, Inc. 3.800%, due 02/15/28	250,000	248,619
Extra Space Storage LP 5.400%, due 02/01/34	850,000	872,295
FedEx Corp. 4.550%, due 04/01/46	100,000	84,091
Ford Motor Credit Co. LLC 5.730%, due 09/05/30	600,000	609,238
Freeport-McMoRan, Inc. 5.400%, due 11/14/34	400,000	412,418
FTAI Aviation Investors LLC 5.500%, due 05/01/28[2]	325,000	325,284
GE Capital International Funding Co. Unlimited Co. 4.418%, due 11/15/35	550,000	536,712
General Motors Co. 6.600%, due 04/01/36	550,000	598,573
Global Payments, Inc. 5.400%, due 08/15/32[6]	600,000	610,220
Goldman Sachs Group, Inc. 5.150%, due 05/22/45	380,000	356,833
Series V, (fixed, converts to FRN on 11/10/26), 4.125%, due 11/10/26[3,7]	520,000	515,004
Series X, (fixed, converts to FRN on 05/10/29), 7.500%, due 05/10/29[3,7]	480,000	508,107
Goodyear Tire & Rubber Co. 5.000%, due 07/15/29[6]	600,000	592,833
HCA, Inc. 5.500%, due 06/01/33	550,000	572,209
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 6.250%, due 05/15/26	123,000	122,915

UBS Multi Income Bond Fund

Portfolio of investments

December 31, 2025 (unaudited)

	Face amount[1]	Value
Corporate bonds—(continued)
United States—(continued)
Jane Street Group/JSG Finance, Inc. 7.125%, due 04/30/31[2]	650,000	$682,998
JetBlue Airways Corp./JetBlue Loyalty LP 9.875%, due 09/20/31[2,6]	200,000	201,492
Jones Lang LaSalle, Inc. 6.875%, due 12/01/28	250,000	267,536
JPMorgan Chase & Co. (fixed, converts to FRN on 01/23/28), 3.509%, due 01/23/29[3]	300,000	297,153
Series KK, (fixed, converts to FRN on 06/01/26), 3.650%, due 06/01/26[3,7]	420,000	417,633
Series NN, (fixed, converts to FRN on 06/01/29), 6.875%, due 06/01/29[3,6,7]	485,000	514,350
KB Home 7.250%, due 07/15/30	200,000	206,604
Kinder Morgan, Inc. 4.300%, due 03/01/28	150,000	150,732
5.550%, due 06/01/45	700,000	676,775
Kroger Co. 6.900%, due 04/15/38	650,000	746,440
Kyndryl Holdings, Inc. 6.350%, due 02/20/34[6]	1,000,000	1,060,160
Liberty Mutual Group, Inc. 4.569%, due 02/01/29[2]	155,000	155,709
LYB International Finance BV 4.875%, due 03/15/44	50,000	41,493
Marathon Petroleum Corp. 4.750%, due 09/15/44	170,000	145,307
Masco Corp. 1.500%, due 02/15/28	400,000	378,601
Meritage Homes Corp. 3.875%, due 04/15/29[2]	250,000	245,546
MetLife, Inc. 6.400%, due 12/15/36	1,260,000	1,321,976
Morgan Stanley 4.300%, due 01/27/45	250,000	216,360
4.350%, due 09/08/26	140,000	140,239
(fixed, converts to FRN on 10/18/32), 6.342%, due 10/18/33[3]	400,000	438,389
Navient Corp. 6.750%, due 06/15/26	450,000	454,725
NCR Voyix Corp. 5.000%, due 10/01/28[2]	150,000	148,931
Occidental Petroleum Corp. 6.450%, due 09/15/36	500,000	532,863
Olin Corp. 5.000%, due 02/01/30[6]	650,000	639,125
OneMain Finance Corp. 3.500%, due 01/15/27	200,000	198,048
6.750%, due 03/15/32	400,000	410,766
Oracle Corp. 2.300%, due 03/25/28	100,000	95,359
4.000%, due 11/15/47	900,000	618,023
	Face amount[1]	Value
Corporate bonds—(concluded)
United States—(concluded)
Phinia, Inc. 6.750%, due 04/15/29[2]	300,000	$310,495
Regal Rexnord Corp. 6.300%, due 02/15/30	900,000	953,876
Reworld Holding Corp. 4.875%, due 12/01/29[2]	150,000	144,177
Rocket Cos., Inc. 6.125%, due 08/01/30[2]	250,000	258,420
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 2.875%, due 10/15/26[2]	300,000	295,624
Sabine Pass Liquefaction LLC 5.000%, due 03/15/27	100,000	100,672
Sabre GLBL, Inc. 10.750%, due 11/15/29[2]	14,000	11,905
10.750%, due 03/15/30[2]	55,000	45,228
Science Applications International Corp. 4.875%, due 04/01/28[2]	500,000	498,673
Sirius XM Radio LLC 3.125%, due 09/01/26[2]	250,000	247,802
Smyrna Ready Mix Concrete LLC 6.000%, due 11/01/28[2]	400,000	401,849
Solventum Corp. 5.600%, due 03/23/34	200,000	208,098
T-Mobile USA, Inc. 5.150%, due 04/15/34	800,000	817,780
United Airlines, Inc. 4.625%, due 04/15/29[2]	200,000	199,133
United Rentals North America, Inc. 4.875%, due 01/15/28	100,000	100,009
VICI Properties LP 4.950%, due 02/15/30	200,000	202,401
VICI Properties LP/VICI Note Co., Inc. 4.250%, due 12/01/26[2]	200,000	199,966
Wayfair LLC 7.250%, due 10/31/29[2]	400,000	417,468
Wells Fargo & Co. (fixed, converts to FRN on 09/15/28), 7.625%, due 09/15/28[3,7]	480,000	511,972
Series BB, (fixed, converts to FRN on 03/15/26), 3.900%, due 03/15/26[3,7]	360,000	358,880
		47,386,103
Total corporate bonds (cost $56,649,489)		56,706,887
Mortgage-backed securities—2.0%
United States—2.0%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF3, Class B, 2.511%, due 10/15/54[2]	150,000	130,156
BBCMS Trust, Series 2015-SRCH, Class B, 4.498%, due 08/10/35[2]	135,000	131,308

UBS Multi Income Bond Fund

Portfolio of investments

December 31, 2025 (unaudited)

	Face amount[1]		Value
Mortgage-backed securities—(concluded)
United States—(concluded)
BX Mortgage Trust, Series 2021-PAC, Class D, 1 mo. USD Term SOFR + 1.413%, 5.163%, due 10/15/36[2,3]		175,000	$174,127
BX Trust, Series 2021-LGCY, Class D, 1 mo. USD Term SOFR + 1.416%, 5.167%, due 10/15/36[2,3]		400,000	398,681
CENT, Series 2025-CITY, Class A, 4.920%, due 07/10/40[2,3]		400,000	404,865
FREMF Mortgage Trust, Series 2017-K64, Class B, 4.001%, due 05/25/50[2,3]		50,000	49,683
INTOWN Mortgage Trust, Series 2025-STAY, Class B, 1 mo. USD Term SOFR + 1.750%, 5.500%, due 03/15/42[2,3]		500,000	500,312
Total mortgage-backed securities (cost $1,815,179)			1,789,132
Municipal bonds—0.2%
California—0.2%
State of California, GO Bonds, 5.100%, due 09/01/35 (cost $198,721)		200,000	207,450
Non-U.S. government agency obligations—13.7%
Argentina—0.2%
Argentina Republic Government International Bonds, Multiple Steps Up Thereafter (4.750%-5.000%), 4.125%, due 07/09/35		250,000	186,000
Azerbaijan—0.6%
Republic of Azerbaijan International Bonds 3.500%, due 09/01/32[4]		600,000	563,814
Brazil—3.5%
Brazil Notas do Tesouro Nacional 10.000%, due 01/01/35	BRL	20,335,000	3,045,492
Chile—0.8%
Chile Government International Bonds 2.450%, due 01/31/31		750,000	685,875
Colombia—0.6%
Colombia Government International Bonds 3.250%, due 04/22/32		600,000	505,500
Costa Rica—0.6%
Costa Rica Government International Bonds 6.550%, due 04/03/34[4]		450,000	489,848
Egypt—0.5%
Egypt Government International Bonds 7.500%, due 01/31/27[4]		450,000	461,381
	Face amount[1]		Value
Non-U.S. government agency obligations—(concluded)
Guatemala—0.7%
Guatemala Government Bonds 3.700%, due 10/07/33[4]		650,000	$580,534
Hungary—0.7%
Hungary Government International Bonds 7.625%, due 03/29/41		500,000	584,725
Mexico—2.1%
Mexico Bonos 7.750%, due 11/13/42	MXN	9,145,000	433,885
8.000%, due 02/21/36	MXN	15,615,000	803,242
Mexico Government International Bonds 4.750%, due 03/08/44		150,000	123,525
6.750%, due 09/27/34		400,000	432,900
			1,793,552
Pakistan—0.2%
Pakistan Government International Bonds 8.875%, due 04/08/51[4]		200,000	196,356
Paraguay—0.5%
Paraguay Government International Bonds 6.000%, due 02/09/36[4]		400,000	429,600
Peru—0.5%
Peru Government International Bonds 2.783%, due 01/23/31		500,000	462,750
Poland—0.6%
Republic of Poland Government International Bonds 5.750%, due 11/16/32		500,000	535,350
Romania—0.7%
Romania Government International Bonds 6.375%, due 01/30/34[4]		600,000	624,186
Serbia—0.5%
Serbia International Bonds 6.000%, due 06/12/34[4]		450,000	464,625
Sri Lanka—0.2%
Sri Lanka Government International Bonds, Multiple Steps Up Thereafter (3.850%-9.500%), 3.600%, due 05/15/36[4]		200,000	181,250
Supranationals—0.2%
Africa Finance Corp. 4.375%, due 04/17/26[4]		200,000	199,602
Total non-U.S. government agency obligations (cost $11,851,806)			11,990,440

UBS Multi Income Bond Fund

Portfolio of investments

December 31, 2025 (unaudited)

	Face amount[1]	Value
U.S. government agency obligations—11.8%
United States—11.8%
Uniform Mortgage-Backed Security, TBA 4.500%	2,675,000	$2,610,495
5.000%	4,000,000	3,989,304
5.500%	3,725,000	3,776,777
Total U.S. government agency obligations (cost $10,335,413)		10,376,576
U.S. Treasury obligations—2.3%
United States—2.3%
U.S. Treasury Inflation-Indexed Notes, 1.875%, due 07/15/35	953,113	950,561
U.S. Treasury Notes, 4.250%, due 08/15/35	1,065,000	1,072,655
Total U.S. Treasury obligations (cost $2,037,523)		2,023,216
	Number of shares
Short-term investments—1.1%
Investment companies—0.9%
State Street Institutional U.S. Government Money Market Fund, 3.740%[8] (cost $815,500)	815,500	815,500
	Face amount[1]	Value
Short-term U.S. Treasury obligations—0.2%
United States—0.2%
U.S. Treasury Bills, 3.865%, due 01/20/26	155,000	$154,690
Total short-term U.S. treasury obligations (Cost $154,690)		154,690
Total Short-term investments (Cost $970,190)		970,190
	Number of shares
Investment of cash collateral from securities loaned—6.1%
Money market funds—6.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.793%[8] (cost $5,326,333)	5,326,333	5,326,333
Total investments—115.7% (cost $101,270,274)		101,475,774
Liabilities in excess of other assets—(15.7%)		(13,759,160)
Net assets—100.0%		$87,716,614

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Futures contracts

Number of contracts	Currency		Expiration date	Current notional amount	Value	Unrealized appreciation (depreciation)
Interest rate futures buy contracts:
43	AUD	Australian Bond 10 Year Futures	March 2026	$3,168,212	$3,141,760	$(26,452)
U.S. Treasury futures buy contracts:
33	USD	U.S. Long Bond Futures	March 2026	$3,829,537	$3,814,594	$(14,943)
19	USD	U.S. Treasury Note 2 Year Futures	March 2026	3,969,549	3,966,992	(2,557)
52	USD	U.S. Treasury Note 5 Year Futures	March 2026	5,715,786	5,683,844	(31,942)
22	USD	U.S. Treasury Note 10 Year Futures	March 2026	2,492,484	2,473,625	(18,859)
61	USD	Ultra U.S. Treasury Note 10 Year Futures	March 2026	7,078,998	7,015,953	(63,045)
Total				$26,254,566	$26,096,768	$(157,798)
Interest rate futures sell contracts:
20	EUR	Euro Bund 10 Year Futures	March 2026	$(3,040,924)	$(2,998,405)	$42,519
Total				$(3,040,924)	$(2,998,405)	$42,519
Net unrealized appreciation (depreciation)						$(115,279)

UBS Multi Income Bond Fund

Portfolio of investments

December 31, 2025 (unaudited)

Centrally cleared interest rate swap agreements

Notional amount (000)		Maturity date	Payment frequency	Payments made by the portfolio[9]	Payments received by the portfolio[9]	Value	Unrealized appreciation (depreciation)
USD	1,100	04/17/35	Annual	3.820%	1 day USD SOFR	$(2,828)	$(2,828)
USD	900	04/21/35	Annual	3.815	1 day USD SOFR	(1,897)	(1,897)
USD	900	04/23/35	Annual	3.842	1 day USD SOFR	(4,011)	(4,011)
USD	850	06/04/35	Annual	3.907	1 day USD SOFR	(8,567)	(8,567)
USD	700	06/09/35	Annual	3.842	1 day USD SOFR	(3,167)	(3,167)
USD	1,700	09/12/35	Annual	3.515	1 day USD SOFR	38,905	38,905
USD	600	04/28/45	Annual	4.028	1 day USD SOFR	11,075	11,075
USD	700	05/14/45	Annual	4.132	1 day USD SOFR	2,622	2,622
USD	450	06/16/45	Annual	4.086	1 day USD SOFR	4,618	4,618
USD	700	08/05/45	Annual	4.055	1 day USD SOFR	10,210	10,210
USD	850	10/08/45	Annual	3.991	1 day USD SOFR	19,807	19,817
Total						$66,767	$66,777

Forward foreign currency contracts

Counterparty	Sell		Purchase		Settlement date	Unrealized appreciation (depreciation)
BB	JPY	223,615,222	USD	1,450,403	01/13/26	$21,901
BB	USD	755,000	JPY	118,419,002	01/13/26	1,486
BB	USD	760,000	JPY	118,396,220	01/13/26	(3,659)
CITI	EUR	315,000	USD	368,452	01/13/26	(1,877)
GSI	AUD	160,000	USD	104,436	01/13/26	(2,347)
GSI	CAD	50,000	USD	35,756	01/13/26	(691)
GSI	JPY	13,200,000	USD	85,815	01/13/26	1,491
GSI	USD	11,371	NZD	20,000	01/13/26	147
MSCI	AUD	100,000	USD	65,895	01/13/26	(844)
MSCI	EUR	695,000	USD	808,863	01/13/26	(8,211)
MSCI	USD	26,350	GBP	20,000	01/13/26	609
Net unrealized appreciation (depreciation)						$8,005

UBS Multi Income Bond Fund

Portfolio of investments

December 31, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2025 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$12,085,550	$—	$12,085,550
Corporate bonds	—	56,706,887	—	56,706,887
Mortgage-backed securities	—	1,789,132	—	1,789,132
Municipal bonds	—	207,450	—	207,450
Non-U.S. government agency obligations	—	11,990,440	—	11,990,440
U.S. government agency obligations	—	10,376,576	—	10,376,576
U.S. Treasury obligations	—	2,023,216	—	2,023,216
Short-term investments	815,500	—	—	815,500
Short-term U.S. Treasury obligations	—	154,690	—	154,690
Investment of cash collateral from securities loaned	5,326,333	—	—	5,326,333
Futures contracts	42,519	—	—	42,519
Swap agreements	—	87,237	—	87,237
Forward foreign currency contracts	—	25,634	—	25,634
Total	$6,184,352	$95,446,812	$—	$101,631,164
Liabilities
Futures contracts	$(157,798)	$—	$—	$(157,798)
Swap agreements	—	(20,470)	—	(20,470)
Forward foreign currency contracts	—	(17,629)	—	(17,629)
Total	$(157,798)	$(38,099)	$—	$(195,897)

For the period ended December 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

†  Amount represents less than 0.05% or (0.05)%.

1  In U.S. dollars unless otherwise indicated.

2  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $19,920,685, represented 22.7% of the Fund's net assets at period end.

3  Floating or variable rate securities. The rates disclosed are as of December 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

4  Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

5  Bond interest in default.

6  Security, or portion thereof, was on loan at the period end.

7  Perpetual investment. Date shown reflects the next call date.

8  Rate shown reflects yield at December 31, 2025.

9  Payments made or received are based on the notional amount.

See accompanying notes to financial statements.

The UBS Funds

Glossary of terms used in the Portfolio of investments
December 31, 2025 (unaudited)

Portfolio acronyms:

ABS  Asset-backed Security

ADR  American Depositary Receipt

AGM  Assured Guaranty Municipal

AID  Anticipation Certificates of Indebtedness

AMBAC  American Municipal Bond Assurance Corporation

AMT  Alternative Minimum Tax

ARM  Adjustable Rate Mortgage

BAM  Build America Mutual

BBSW  Bank Bill Swap Rate

BOBL  Bundesobligationen

CDO  Collateralized Debt Obligation

CJSC  Closed Joint Stock Company

CLO  Collateralized Loan Obligation

CMT  Constant Maturity Treasury Index

COFI  Cost of Funds Index

COP  Certificate of Participation

CPI  Consumer Price Index

DAC  Designated Activity Company

DIP  Debtor-in-possession

ETF  Exchange Traded Fund

EURIBOR  Euro Interbank Offered Rate

FHA  Federal Housing Administration

FHLB  Federal Home Loan Bank

FHLMC  Federal Home Loan Mortgage Corporation

FNMA  Federal National Mortgage Association

FRN  Floating Rate Note

GDR  Global Depositary Receipt

GMAC  General Motors Acceptance Corporation

GNMA  Government National Mortgage Association

GO  General Obligation

GSAMP  Goldman Sachs Asset Mortgage Passthrough

GTD  Guaranteed

IO  Interest Only

JSC  Joint Stock Company

LIBOR  London Interbank Offered Rate

MGIC  Mortgage Guaranty Insurance Corporation

MTA  Monthly Treasury Average Index

NVDR  Non-Voting Depository Receipt

OAT  Obligation Assimilables du Trésor (French Government Bonds)

OBFR  Overnight Bank Funding Rate

OTC  Over The Counter

PJSC  Private Joint Stock Company

PO  Principal Only

PSF  Permanent School Fund

RASC  Retirement Administration Service Center

RBA IOCR  RBA Interbank Overnight Cash Rate

REIT  Real Estate Investment Trust

REMIC  Real Estate Mortgage Investment Conduit

RPI  Retail Price Index

SBA  Small Business Administration

SCH BD GTY  School Bond Guaranty

SIFMA  Municipal Swap Index Yield

SOFR  Secured Overnight Financing Rate

SONIA  Sterling Overnight Index Average

SPDR  Standard and Poor's Depository Receipts

ST APPROP  State Appropriation

STRIP  Separate Trading of Registered Interest and Principal of Securities

TBA  To-Be-Announced Security

TIPS  Treasury inflation protected securities

UMBS  Uniform Mortgage-Backed Securities

VRD  Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of period end and reset periodically.

Currency type abbreviations:

ARS  Argentine Peso

AUD  Australian Dollar

BRL   Brazilian Real

CAD  Canadian Dollar

CHF   Swiss Franc

CLP  Chilean Peso

CNH  Chinese Yuan Renminbi Offshore

CNY   Chinese Yuan Renminbi

COP  Colombian Peso

CZK  Czech Koruna

DKK  Danish Krone

EUR  Euro

GBP  British Pound

HKD  Hong Kong Dollar

HUF  Hungarian Forint

IDR  Indonesian Rupiah

ILS  Israeli Shekel

INR  Indian Rupee

JPY  Japanese Yen

KRW  South Korean Won

MXN  Mexican Peso

MYR  Malaysian Ringgit

NOK  Norwegian Krone

NZD  New Zealand Dollar

PEN  Peruvian Sol

PHP  Philippine Peso

PLN  Polish Zloty

RON  Romanian Leu

RUB  Russian Ruble

SEK  Swedish Krona

SGD  Singapore Dollar

THB  Thai Baht

TRY  Turkish Lira

TWD   Taiwan Dollar

USD   United States Dollar

ZAR   South African Rand

Counterparty acronyms:

ANZ  Australia and New Zealand Banking Group

BB  Barclays Bank PLC

BNP  BNP Paribas

BOA  Bank of America

CIBC  Canadian Imperial Bank of Commerce

CITI  Citibank NA

CSI  Credit Suisse International

DB  Deutsche Bank AG

GS  Goldman Sachs

GSI  Goldman Sachs International

HSBC  HSBC Bank PLC

JPMCB  JPMorgan Chase Bank

MSCI  Morgan Stanley & Co. International PLC

NAT  National Westminster

RBC  Royal Bank of Canada

RBS  Royal Bank of Scotland PLC

SCB  Standard Chartered Bank

SG  Societe Generale

SSB  State Street Bank and Trust Co.

TD  Toronto-Dominion Bank

WBC  Westpac Banking Corp.

See accompanying notes to financial statements.

The UBS Funds

Financial statements
Statement of assets and liabilities—December 31, 2025 (unaudited)

	UBS Global Allocation Fund	UBS Emerging Markets Equity Opportunity Fund	UBS Engage For Impact Fund
Assets:
Investments, at cost
Unaffiliated issuers	$101,652,178	$327,330,219	$42,192,710
Affiliated issuers	30,360,663	—	—
Foreign currency	974,417	5,180,888	47,589
Investments, at value
Unaffiliated issuers[1]	$111,757,744	$395,586,752	$50,558,017
Affiliated issuers	33,540,477	—	—
Foreign currency	979,754	5,207,937	47,298
Cash	300,067	—	—
Cash collateral on futures	3,266,751	—	—
Receivable for investments sold	92,009	—	1,341,108
Receivable for fund shares sold	188	464,092	—
Receivable for interest and dividends	324,281	1,176,112	24,864
Receivable for foreign tax reclaims	107,905	33,414	69,325
Receivable from affiliate	—	—	44,270
Receivable for variation margin on futures contracts	538,187	—	—
Receivable for variation margin on swap agreements	344	—	—
Unrealized appreciation on forward foreign currency contracts	352,594	—	—
Other assets	31,230	49,428	29,220
Total assets	151,291,531	402,517,735	52,114,102
Liabilities:
Payable for cash collateral from securities loaned	513,164	3,727,542	1,674,606
Payable for investments purchased	1,875,210	—	—
Payable for fund shares redeemed	119,773	159,086	2,268,322
Payable to affiliate	51,678	109,998	—
Payable to Trustees	13,981	27,669	9,359
Payable to custodian	38,116	279,147	10,366
Payable for foreign withholding taxes and foreign capital gains taxes	374	2,543,647	1,774
Unrealized depreciation on forward foreign currency contracts	637,502	—	—
Accrued expenses and other liabilities	236,542	219,049	124,641
Total liabilities	3,486,340	7,066,138	4,089,068
Net assets	$147,805,191	$395,451,597	$48,025,034

1  Includes $491,371; $13,662,207 and $1,586,090, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements.

The UBS Funds

Financial statements
Statement of assets and liabilities—December 31, 2025 (unaudited) (continued)

	UBS Global Allocation Fund	UBS Emerging Markets Equity Opportunity Fund	UBS Engage For Impact Fund
Net assets consist of:
Beneficial interest	$121,473,188	$452,544,983	$38,475,374
Distributable earnings (accumulated losses)	26,332,003	(57,093,386)	9,549,660
Net assets	$147,805,191	$395,451,597	$48,025,034
Class A
Net assets	$112,993,421	$—	$—
Shares outstanding	8,594,848	—	—
Net asset value and redemptions proceeds per share	$13.15	$—	$—
Maximum offering price per share (NAV per share plus maximum sales charge)	$13.92	$—	$—
Class P
Net assets	$34,811,770	$61,925,327	$4,794,586
Shares outstanding	2,551,202	5,957,696	358,745
Net asset value, offering price and redemption value per share	$13.65	$10.39	$13.36
Class P2
Net assets	$—	$333,526,270	$43,230,448
Shares outstanding	—	31,707,618	3,194,268
Net asset value and offering price per share[2]	$—	$10.52	$13.53

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements.

The UBS Funds

Financial statements
Statement of assets and liabilities—December 31, 2025 (unaudited) (continued)

	UBS International Sustainable Equity Fund	UBS US Dividend Ruler Fund	UBS US Quality Growth At Reasonable Price Fund
Assets:
Investments, at cost
Unaffiliated issuers	$140,782,437	$223,113,855	$231,643,464
Foreign currency	52,225	—	—
Investments, at value
Unaffiliated issuers[1]	$170,950,323	$287,958,320	$333,002,586
Foreign currency	52,425	—	—
Cash	—	12,890	—
Receivable for investments sold	—	—	21,117,139
Receivable for fund shares sold	11,715	342,270	243,578
Receivable for interest and dividends	91,194	95,617	44,459
Receivable for foreign tax reclaims	852,278	—	—
Other assets	37,987	45,823	43,821
Total assets	171,995,922	288,454,920	354,451,583
Liabilities:
Payable for cash collateral from securities loaned	17,857,113	—	—
Payable for fund shares redeemed	72,568	802,680	20,609,763
Payable to affiliate	47,207	91,842	142,256
Payable to Trustees	13,951	12,772	17,380
Payable to custodian	28,454	5,404	4,708
Payable for foreign withholding taxes and foreign capital gains taxes	9,008	8,212	3,390
Accrued expenses and other liabilities	161,801	168,750	177,135
Total liabilities	18,190,102	1,089,660	20,954,632
Net assets	$153,805,820	$287,365,260	$333,496,951

1  Includes $17,179,251; $0 and $0, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements.

The UBS Funds

Financial statements
Statement of assets and liabilities—December 31, 2025 (unaudited) (continued)

	UBS International Sustainable Equity Fund	UBS US Dividend Ruler Fund	UBS US Quality Growth At Reasonable Price Fund
Net assets consist of:
Beneficial interest shares	$126,666,440	$220,774,243	$223,498,499
Distributable earnings (accumulated losses)	27,139,380	66,591,017	109,998,452
Net assets	$153,805,820	$287,365,260	$333,496,951
Class A
Net assets	$4,123,366	$—	$—
Shares outstanding	325,991	—	—
Net asset value and redemptions proceeds per share	$12.65	$—	$—
Maximum offering price per share (NAV per share plus maximum sales charge)	$13.39	$—	$—
Class P
Net assets	$104,110,724	$237,877,983	$333,496,951
Shares outstanding	8,220,623	13,932,576	17,808,033
Net asset value, offering price and redemption value per share	$12.66	$17.07	$18.73
Class P2
Net assets	$45,571,730	$49,487,277	$—
Shares outstanding	3,558,287	2,882,878	—
Net asset value and offering price per share[2]	$12.81	$17.17	$—

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements.

The UBS Funds

Financial statements
Statement of assets and liabilities—December 31, 2025 (unaudited) (continued)

	UBS Sustainable Development Bank Bond Fund	UBS Multi Income Bond Fund
Assets:
Investments, at cost
Unaffiliated issuers	$78,799,588	$101,270,274
Foreign currency	—	160,117
Investments, at value
Unaffiliated issuers[1]	$78,805,942	$101,475,774
Foreign currency	—	163,835
Cash	416,751	242,598
Cash collateral on futures	—	541,336
Receivable for investments sold	104,581	—
Receivable for fund shares sold	291,951	428,368
Receivable for interest and dividends	868,389	1,185,932
Receivable for foreign tax reclaims	—	4,103
Receivable from affiliate	44,570	35,611
Receivable for variation margin on futures contracts	—	110,741
Receivable for variation margin on swap agreements	—	681,233
Unrealized appreciation on forward foreign currency contracts	—	25,634
Other assets	29,388	32,242
Total assets	80,561,572	104,927,407
Liabilities:
Payable for cash collateral from securities loaned	120,300	5,326,333
Payable for investments purchased	623,285	11,692,215
Payable for fund shares redeemed	83,994	3,800
Payable to Trustees	9,907	6,503
Payable to custodian	4,011	27,306
Unrealized depreciation on forward foreign currency contracts	—	17,629
Accrued expenses and other liabilities	134,698	137,007
Total liabilities	976,195	17,210,793
Net assets	$79,585,377	$87,716,614

1  Includes $117,884 and $5,219,776, respectively of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements.

The UBS Funds

Financial statements
Statement of assets and liabilities—December 31, 2025 (unaudited) (concluded)

	UBS Sustainable Development Bank Bond Fund	UBS Multi Income Bond Fund
Net assets consist of:
Beneficial interest	$87,596,135	$92,918,597
Distributable earnings (accumulated losses)	(8,010,758)	(5,201,983)
Net assets	$79,585,377	$87,716,614
Class A
Net assets	$—	$300,493
Shares outstanding	—	22,152
Net asset value and redemptions proceeds per share	$—	$13.56
Maximum offering price per share (NAV per share plus maximum sales charge)	$—	$14.09
Class P
Net assets	$11,772,926	$17,656,602
Shares outstanding	1,216,931	1,301,084
Net asset value, offering price and redemption value per share	$9.67	$13.57
Class P2
Net assets	$67,812,451	$69,759,519
Shares outstanding	7,025,186	5,073,814
Net asset value and offering price per share[2]	$9.65	$13.75

2  Assumes shares were held a sufficient period or are otherwise not subject to a redemption fee.

See accompanying notes to financial statements.

The UBS Funds

Statement of operations
For the six months ended December 31, 2025 (unaudited)

	UBS Global Allocation Fund	UBS Emerging Markets Equity Opportunity Fund	UBS Engage For Impact Fund
Investment income:
Unaffiliated dividends	$841,292	$5,026,069	$277,941
Affiliated dividends	888,537	—	—
Interest	999,777	62,610	13,428
Securities lending	10,909	7,006	1,912
Foreign tax withheld	(3,382)	(579,853)	(10,802)
Total income	2,737,133	4,515,832	282,479
Expenses:
Investment advisory and administration fees	648,745	1,890,031	211,254
Service fees—Class A	142,190	—	—
Transfer agency and related services fees—Class A	36,384	—	—
Transfer agency and related services fees—Class P	6,033	3,328	367
Transfer agency and related services fees—Class P2	—	21,530	6,736
Custody and fund accounting fees	32,303	194,926	11,719
Trustees fees	30,591	53,680	21,677
Professional services fees	122,101	102,355	103,065
Printing and shareholder report fees	20,074	15,928	7,879
Federal and state registration fees	24,913	26,914	25,474
Insurance expense	6,260	17,782	2,166
Interest expense	—	13,946	—
Other expenses	54,359	79,685	30,234
Total expenses	1,123,953	2,420,105	420,571
Fee waivers and/or expense reimbursements by Advisor*	(277,411)	(1,645,510)	(341,338)
Net expenses	846,542	774,595	79,233
Net investment income (loss)	1,890,591	3,741,237	203,246
Net realized and unrealized gains (loss)
Net realized gain (loss) on:
Investments in unaffiliated issuers (including foreign capital gain tax expense of $0, $109,615 and $0, respectively)	6,433,544	29,610,200	4,339,730
Investments in affiliated issuers	1,000,389	—	—
Received as distribution from affiliated issuers	1,436,688	—	—
Futures contracts	3,529,539	—	—
Swap agreements	(247,212)	—	—
Forward foreign currency contracts	351,227	—	—
Foreign currency transactions	75,055	(365,437)	1,944
Net realized gain (loss)	12,579,230	29,244,763	4,341,674
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of change in deferred foreign capital gain taxes of $0, $339,775 and $0, respectively)	1,295,990	42,593,119	(1,554,318)
Investments in affiliated issuers	528,922	—	—
Futures contracts	(608,986)	—	—
Swap agreements	237,958	—	—
Forward foreign currency contracts	(680,136)	—	—
Translation of other assets and liabilities denominated in foreign currency	(67,956)	(128,847)	(98)
Net change in unrealized appreciation (depreciation)	705,792	42,464,272	(1,554,416)
Net realized and unrealized gain (loss)	13,285,022	71,709,035	2,787,258
Net increase (decrease) in net assets resulting from operations	$15,175,613	$75,450,272	$2,990,504

*  Refer to note Investment advisory fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements.

The UBS Funds

Statement of operations
For the six months ended December 31, 2025 (unaudited) (continued)

	UBS International Sustainable Equity Fund	UBS US Dividend Ruler Fund	UBS US Quality Growth At Reasonable Price Fund
Investment income:
Unaffiliated dividends	$1,665,303	$2,475,632	$1,115,157
Interest	47,700	95,826	86,597
Securities lending	15,945	—	—
Foreign tax withheld	(91,315)	(18,368)	(5,893)
Total income	1,637,633	2,553,090	1,195,861
Expenses:
Investment advisory and administration fees	689,549	818,563	1,016,135
Service fees—Class A	5,006	—	—
Transfer agency and related services fees—Class A	1,514	—	—
Transfer agency and related services fees—Class P	15,590	39,451	57,538
Transfer agency and related services fees—Class P2	8,193	3,146	—
Custody and fund accounting fees	30,171	20,917	24,302
Trustees fees	31,397	39,263	46,126
Professional services fees	104,507	96,710	96,675
Printing and shareholder report fees	18,461	12,707	12,234
Federal and state registration fees	31,225	26,675	22,056
Insurance expense	6,491	9,217	12,512
Interest expense	805	—	—
Other expenses	36,521	26,159	26,170
Total expenses	979,430	1,092,808	1,313,748
Fee waivers and/or expense reimbursements by Advisor*	(357,214)	(398,225)	(336,822)
Net expenses	622,216	694,583	976,926
Net investment income (loss)	1,015,417	1,858,507	218,935
Net realized and unrealized gains (loss)
Net realized gain (loss) on:
Investments in unaffiliated issuers	10,194,615	9,984,786	18,286,037
Foreign currency transactions	11,884	—	—
Net realized gain (loss)	10,206,499	9,984,786	18,286,037
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	4,041,062	6,737,253	6,083,298
Translation of other assets and liabilities denominated in foreign currency	(10,297)	—	—
Net change in unrealized appreciation (depreciation)	4,030,765	6,737,253	6,083,298
Net realized and unrealized gain (loss)	14,237,264	16,722,039	24,369,335
Net increase (decrease) in net assets resulting from operations	$15,252,681	$18,580,546	$24,588,270

*  Refer to note Investment advisory fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements.

The UBS Funds

Statement of operations
For the six months ended December 31, 2025 (unaudited) (concluded)

	UBS Sustainable Development Bank Bond Fund	UBS Multi Income Bond Fund
Investment income:
Interest	$1,474,684	$1,684,170
Securities lending	351	8,508
Total income	1,475,035	1,692,678
Expenses:
Investment advisory and administration fees	88,022	176,781
Service fees—Class A	—	375
Transfer agency and related services fees—Class A	—	61
Transfer agency and related services fees—Class P	920	9,394
Transfer agency and related services fees—Class P2	7,391	609
Custody and fund accounting fees	7,056	18,788
Trustees fees	23,384	20,123
Professional services fees	96,673	104,062
Printing and shareholder report fees	6,665	11,518
Federal and state registration fees	25,922	27,767
Insurance expense	2,874	999
Other expenses	33,663	23,360
Total expenses	292,570	393,837
Fee waivers and/or expense reimbursements by Advisor*	(227,980)	(290,619)
Net expenses	64,590	103,218
Net investment income (loss)	1,410,445	1,589,460
Net realized and unrealized gains (loss)
Net realized gain (loss) on:
Investments in unaffiliated issuers	(354,649)	(16,743)
Futures contracts	—	511,331
Swap agreements	—	14,061
Forward foreign currency contracts	—	(16,940)
Foreign currency transactions	—	6,459
Net realized gain (loss)	(354,649)	498,168
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	798,572	352,498
Futures contracts	—	(569,428)
Swap agreements	—	157,965
Forward foreign currency contracts	—	(7,030)
Translation of other assets and liabilities denominated in foreign currency	—	(6,167)
Net change in unrealized appreciation (depreciation)	798,572	(72,162)
Net realized and unrealized gain (loss)	443,923	426,006
Net increase (decrease) in net assets resulting from operations	$1,854,368	$2,015,466

*  Refer to note Investment advisory fees and other transactions with affiliates for additional details.

See accompanying notes to financial statements.

The UBS Funds

Statement of changes in net assets

	UBS Global Allocation Fund		UBS Emerging Markets Equity Opportunity Fund
	For the six months ended December 31, 2025 (unaudited)	For the year ended June 30, 2025	For the six months ended December 31, 2025 (unaudited)	For the year ended June 30, 2025
From operations:
Net investment income (loss)	$1,890,591	$2,938,661	$3,741,237	$9,671,444
Net realized gain (loss)	12,579,230	3,796,182	29,244,763	(23,377,379
Net change in unrealized appreciation (depreciation)	705,792	8,579,872	42,464,272	65,684,957
Net increase (decrease) in net assets resulting from operations	15,175,613	15,314,715	75,450,272	51,979,022
Total distributions—Class A	(2,266,345)	(2,030,909)	—	—
Total distributions—Class P	(723,296)	(699,989)	(1,212,062)	(2,749,948)
Total distributions—Class P2	—	—	(6,288,704)	(10,254,966)
Total distributions	(2,989,641)	(2,730,898)	(7,500,766)	(13,004,914)
From beneficial interest transactions:
Proceeds from shares sold	564,434	847,719	26,292,551	107,167,442
Cost of shares redeemed	(14,022,390)	(23,013,699)	(112,595,866)	(206,913,976)
Shares issued on reinvestment of dividends and distributions	2,697,969	2,489,026	5,102,646	10,267,055
Net increase (decrease) in net assets from beneficial interest transactions	(10,759,987)	(19,676,954)	(81,200,669)	(89,479,479)
Net increase (decrease) in net assets	1,425,985	(7,093,137)	(13,251,163)	(50,505,371)
Net assets:
Beginning of period	146,379,206	153,472,343	408,702,760	459,208,131
End of period	$147,805,191	$146,379,206	$395,451,597	$408,702,760

See accompanying notes to financial statements.

The UBS Funds

Statement of changes in net assets (continued)

	UBS Engage For Impact Fund		UBS International Sustainable Equity Fund
	For the six months ended December 31, 2025 (unaudited)	For the year ended June 30, 2025	For the six months ended December 31, 2025 (unaudited)	For the year ended June 30, 2025
From operations:
Net investment income (loss)	$203,246	$597,296	$1,015,417	$3,092,835
Net realized gain (loss)	4,341,674	4,230,921	10,206,499	8,700,409
Net change in unrealized appreciation (depreciation)	(1,554,416)	4,756,132	4,030,765	16,483,949
Net increase (decrease) in net assets resulting from operations	2,990,504	9,584,349	15,252,681	28,277,193
Total distributions—Class A	—	—	(74,440)	(52,743)
Total distributions—Class P	(626,124)	(250,144)	(2,081,188)	(1,682,894)
Total distributions—Class P2	(5,381,118)	(2,094,035)	(855,937)	(661,064)
Total distributions	(6,007,242)	(2,344,179)	(3,011,565)	(2,396,701)
From beneficial interest transactions:
Proceeds from shares sold	141,282	5,461,122	5,608,030	16,401,345
Cost of shares redeemed	(6,661,630)	(14,459,588)	(26,636,138)	(40,540,581)
Shares issued on reinvestment of dividends and distributions	5,449,705	2,123,446	2,743,876	2,091,627
Net increase (decrease) in net Assets from beneficial interest transactions	(1,070,643)	(6,875,020)	(18,284,232)	(22,047,609)
Net increase (decrease) in net assets	(4,087,381)	365,150	(6,043,116)	3,832,883
Net assets:
Beginning of period	52,112,415	51,747,265	159,848,936	156,016,053
End of period	$48,025,034	$52,112,415	$153,805,820	$159,848,936

See accompanying notes to financial statements.

The UBS Funds

Statement of changes in net assets (continued)

	UBS US Dividend Ruler Fund		UBS US Quality Growth At Reasonable Price Fund
	For the six months ended December 31, 2025 (unaudited)	For the year ended June 30, 2025	For the six months ended December 31, 2025 (unaudited)	For the year ended June 30, 2025
From operations:
Net investment income (loss)	$1,858,507	$3,340,906	$218,935	$542,639
Net realized gain (loss)	9,984,786	14,156,957	18,286,037	21,183,032
Net change in unrealized appreciation (depreciation)	6,737,253	24,753,741	6,083,298	23,641,380
Net increase (decrease) in net assets resulting from operations	18,580,546	42,251,604	24,588,270	45,367,051
Total distributions—Class A	—	—	—	—
Total distributions—Class P	(17,193,481)	(9,912,818)	(20,512,956)	(11,183,757)
Total distributions—Class P2	(3,629,900)	(1,294,873)	—	—
Total distributions	(20,823,381)	(11,207,691)	(20,512,956)	(11,183,757)
From beneficial interest transactions:
Proceeds from shares sold	29,304,459	77,278,680	25,003,320	78,650,066
Cost of shares redeemed	(25,496,844)	(50,871,673)	(51,113,670)	(74,660,562)
Shares issued on reinvestment of dividends and distributions	18,798,740	10,214,738	19,432,967	10,642,373
Net increase (decrease) in net Assets from beneficial interest transactions	22,606,355	36,621,745	(6,677,383)	14,631,877
Net increase (decrease) in net assets	20,363,520	67,665,658	(2,602,069)	48,815,171
Net assets:
Beginning of period	267,001,740	199,336,082	336,099,020	287,283,849
End of period	$287,365,260	$267,001,740	$333,496,951	$336,099,020

See accompanying notes to financial statements.

The UBS Funds

Statement of changes in net assets (concluded)

	UBS Sustainable Development Bank Bond Fund		UBS Multi Income Bond Fund
	For the six months ended December 31, 2025 (unaudited)	For the year ended June 30, 2025	For the six months ended December 31, 2025 (unaudited)	For the year ended June 30, 2025
From operations:
Net investment income (loss)	$1,410,445	$2,254,705	$1,589,460	$1,591,782
Net realized gain (loss)	(354,649)	(2,375,807)	498,168	(1,031,758)
Net change in unrealized appreciation (depreciation)	798,572	4,730,114	(72,162)	1,195,490
Net increase (decrease) in net assets resulting from operations	1,854,368	4,609,012	2,015,466	1,755,514
Total distributions—Class A	—	—	(6,349)	(13,746)
Total distributions—Class P	(206,050)	(405,653)	(405,153)	(901,831)
Total distributions—Class P2	(1,204,815)	(1,848,660)	(975,542)	(419,925)
Total distributions	(1,410,865)	(2,254,313)	(1,387,044)	(1,335,502)
From beneficial interest transactions:
Proceeds from shares sold	12,381,113	26,890,573	48,186,015	24,874,005
Cost of shares redeemed	(11,413,698)	(33,560,793)	(4,040,577)	(3,975,281)
Shares issued on reinvestment of dividends and distributions	1,281,816	1,962,396	507,587	796,881
Net increase (decrease) in net assets from beneficial interest transactions	2,249,231	(4,707,824)	44,653,025	21,695,605
Net increase (decrease) in net assets	2,692,734	(2,353,125)	45,281,447	22,115,617
Net assets:
Beginning of period	76,892,643	79,245,768	42,435,167	20,319,550
End of period	$79,585,377	$76,892,643	$87,716,614	$42,435,167

See accompanying notes to financial statements.

UBS Global Allocation Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

Class A

	Six months ended December 31, 2025	Years ended June 30,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.11	$11.11	$10.38	$10.48	$14.61	$11.82
Net investment income (loss)[1]	0.16	0.22	0.23	0.17	0.11	0.12
Net realized and unrealized gain (loss)	1.15	0.99	0.73	0.21	(1.83)	2.89
Net increase (decrease) from operations	1.31	1.21	0.96	0.38	(1.72)	3.01
Dividends from net investment income	(0.26)	(0.21)	(0.23)	—	(0.16)	(0.07)
Distributions from net realized gain	(0.01)	—	—	(0.48)	(2.25)	(0.15)
Total dividends and distributions	(0.27)	(0.21)	(0.23)	(0.48)	(2.41)	(0.22)
Net asset value, end of period	$13.15	$12.11	$11.11	$10.38	$10.48	$14.61
Total investment return[2]	10.92%	10.76%	9.51%	3.82%	(14.05)%	25.58%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.58%[3]	1.67%[4]	1.54%	1.48%	1.39%	1.41%
Expenses after fee waivers and/or expense reimbursements	1.20%[3]	1.25%[4]	1.21%	1.21%	1.20%	1.20%
Net investment income (loss)	2.48%[3]	1.92%	2.15%	1.61%	0.82%	0.85%
Supplemental data:
Net assets, end of period (000's)	$112,993	$111,676	$117,335	$132,855	$146,850	$192,772
Portfolio turnover	39%	112%	82%	148%	125%	128%

Class P

	Six months ended December 31, 2025	Years ended June 30,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.55	$11.52	$10.75	$10.82	$15.00	$12.13
Net investment income (loss)[1]	0.19	0.26	0.26	0.20	0.14	0.15
Net realized and unrealized gains (losses)	1.20	1.01	0.77	0.21	(1.87)	2.97
Net increase (decrease) from operations	1.39	1.27	1.03	0.41	(1.73)	3.12
Dividends from net investment income	(0.28)	(0.24)	(0.26)	—	(0.20)	(0.10)
Distributions from net realized gains	(0.01)	—	—	(0.48)	(2.25)	(0.15)
Total dividends and distributions	(0.29)	(0.24)	(0.26)	(0.48)	(2.45)	(0.25)
Net asset value, end of period	$13.65	$12.55	$11.52	$10.75	$10.82	$15.00
Total investment return[2]	11.06%	11.10%	9.74%	3.99%	(13.78)%	25.88%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.30%[3]	1.38%[4]	1.26%	1.20%	1.11%	1.14%
Expenses after fee waivers and/or expense reimbursements	0.95%[3]	1.00%[4]	0.96%	0.96%	0.95%	0.95%
Net investment income (loss)	2.77%[3]	2.18%	2.38%	1.86%	1.07%	1.10%
Supplemental data:
Net assets, end of period (000's)	$34,812	$34,703	$36,138	$38,980	$44,059	$56,383
Portfolio turnover	39%	112%	82%	148%	125%	128%

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

3  Annualized.

4  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements.

UBS Emerging Markets Equity Opportunity Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

Class P

	Six months ended December 31, 2025	Years ended June 30,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.74	$7.99	$7.38	$7.61	$12.39	$9.23
Net investment income (loss)[1]	0.07	0.12	0.12	0.18	0.20	0.09
Net realized and unrealized gains (losses)	1.78	0.89	0.66	(0.24)	(3.92)	3.18
Net increase (decrease) from operations	1.85	1.01	0.78	(0.06)	(3.72)	3.27
Dividends from net investment income	(0.20)	(0.26)	(0.17)	(0.17)	(0.12)	(0.11)
Distributions from net realized gains	—	—	—	—	(0.94)	—
Total dividends and distributions	(0.20)	(0.26)	(0.17)	(0.17)	(1.06)	(0.11)
Net asset value, end of period	$10.39	$8.74	$7.99	$7.38	$7.61	$12.39
Total investment return[2]	21.30%	13.10%	10.76%	(0.80)%	(31.71)%	31.51%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.24%[3,4]	1.28%	1.20%[4]	1.18%	1.15%[4]	1.08%
Expenses after fee waivers and/or expense reimbursements, including interest expense	1.01%[3,4]	1.02%	1.01%[4]	1.02%	1.00%[4]	1.00%
Net investment income (loss)	1.34%[3]	1.59%	1.61%	2.47%	1.98%	0.73%
Supplemental data:
Net assets, end of period (000's)	$61,925	$54,420	$90,926	$103,168	$132,423	$274,359
Portfolio turnover	17%	57%	42%	65%	57%	41%

Class P2

	Six months ended December 31, 2025	Years ended June 30,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.81	$7.99	$7.40	$7.68	$12.52	$9.30
Net investment income (loss)[1]	0.10	0.21	0.18	0.23	0.30	0.18
Net realized and unrealized gains (losses)	1.81	0.86	0.65	(0.24)	(3.96)	3.22
Net increase (decrease) from operations	1.91	1.07	0.83	(0.01)	(3.66)	3.40
Dividends from net investment income	(0.20)	(0.25)	(0.24)	(0.27)	(0.24)	(0.18)
Distributions from net realized gains	—	—	—	—	(0.94)	—
Total dividends and distributions	(0.20)	(0.25)	(0.24)	(0.27)	(1.18)	(0.18)
Net asset value, end of period	$10.52	$8.81	$7.99	$7.40	$7.68	$12.52
Total investment return[2]	21.78%	13.95%	11.51%	0.02%	(31.10)%	36.66%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements, including interest expense	1.24%[3,4]	1.29%	1.20%[4]	1.17%	1.13%[4]	1.06%
Expenses after fee waivers and/or expense reimbursements, including interest expense	0.29%[3,4]	0.34%	0.25%[4]	0.22%	0.19%[4]	0.12%
Net investment income (loss)	2.02%[3]	2.58%	2.38%	3.14%	2.90%	1.56%
Supplemental data:
Net assets, end of period (000's)	$333,526	$354,283	$368,282	$346,908	$445,198	$761,661
Portfolio turnover	17%	57%	42%	65%	57%	41%

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

3  Annualized.

4  Includes interest expense representing less than 0.005%.

See accompanying notes to financial statements.

UBS Engage For Impact Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

Class P

	Six months ended December 31, 2025	Years ended June 30,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$14.40	$12.59	$11.15	$9.97	$14.26	$10.14
Net investment income (loss)[1]	0.02	0.08	0.10	0.09	0.14	0.03
Net realized and unrealized gains (losses)	0.76	2.35	1.42	1.19	(2.82)	4.19
Net increase (decrease) from operations	0.78	2.43	1.52	1.28	(2.68)	4.22
Dividends from net investment income	(0.20)	(0.16)	(0.08)	—	(0.08)	(0.02)
Distributions from net realized gains	(1.62)	(0.46)	—	(0.10)	(1.53)	(0.08)
Total dividends and distributions	(1.82)	(0.62)	(0.08)	(0.10)	(1.61)	(0.10)
Net asset value, end of period	$13.36	$14.40	$12.59	$11.15	$9.97	$14.26
Total investment return[2]	5.71%	19.79%	13.67%	12.90%	(21.28)%	41.70%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.63%[3]	1.65%	1.55%	1.53%	1.44%	1.69%
Expenses after fee waivers and/or expense reimbursements	0.85%[3]	0.85%	0.88%	0.87%	0.85%	0.85%
Net investment income (loss)	0.25%[3]	0.61%	0.82%	0.86%	1.04%	0.27%
Supplemental data:
Net assets, end of period (000's)	$4,795	$5,050	$5,133	$5,776	$6,312	$7,816
Portfolio turnover	19%	29%	28%	21%	39%	78%

Class P2

	Six months ended December 31, 2025	Years ended June 30,				Period ended
	(unaudited)	2025	2024	2023	2022	June 30, 2021[4]
Net asset value, beginning of period	$14.50	$12.59	$11.19	$9.99	$14.29	$13.64
Net investment income (loss)[1]	0.06	0.16	0.17	0.16	0.22	0.09
Net realized and unrealized gains (losses)	0.78	2.36	1.41	1.19	(2.82)	0.56
Net increase (decrease) from operations	0.84	2.52	1.58	1.35	(2.60)	0.65
Dividends from net investment income	(0.19)	(0.15)	(0.18)	(0.05)	(0.17)	—
Distributions from net realized gains	(1.62)	(0.46)	—	(0.10)	(1.53)	—
Total dividends and distributions	(1.81)	(0.61)	(0.18)	(0.15)	(1.70)	—
Net asset value, end of period	$13.53	$14.50	$12.59	$11.19	$9.99	$14.29
Total investment return[2]	6.09%	20.51%	14.29%	13.62%	(20.77)%	4.77%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.64%[3]	1.68%	1.58%	1.56%	1.42%	2.24%[3]
Expenses after fee waivers and/or expense reimbursements	0.25%[3]	0.25%	0.28%	0.28%	0.25%	0.25%[3]
Net investment income (loss)	0.85%[3]	1.23%	1.42%	1.51%	1.64%	1.80%[3]
Supplemental data:
Net assets, end of period (000's)	$43,230	$47,063	$46,614	$44,976	$40,006	$42,692
Portfolio turnover	19%	29%	28%	21%	39%	78%
1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

3  Annualized.

4  For the period February 23, 2021 (commencement of operations) through June 30, 2021.

See accompanying notes to financial statements.

UBS International Sustainable Equity Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

Class A

	Six months ended December 31, 2025	Years ended June 30,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.71	$9.97	$9.28	$9.12	$12.48	$9.62
Net investment income (loss)[1]	0.05	0.15	0.09	0.07	0.08	0.05
Net realized and unrealized gain (losses)	1.12	1.73	0.66	1.23	(2.38)	2.93
Net increase (decrease) from operations	1.17	1.88	0.75	1.30	(2.30)	2.98
Dividends from net investment income	(0.23)	(0.14)	(0.06)	(0.01)	(0.12)	(0.12)
Distributions from net realized gain	—	—	—	(1.13)	(0.94)	—
Total dividends and distributions	(0.23)	(0.14)	(0.06)	(1.14)	(1.06)	(0.12)
Net asset value, end of period	$12.65	$11.71	$9.97	$9.28	$9.12	$12.48
Total investment return[2]	10.04%	19.04%	8.14%	15.68%	(19.68)%	31.09%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.53%[3,4]	1.59%[4]	1.50%[4]	1.49%[4]	1.37%[4]	1.33%
Expenses after fee waivers and/or expense reimbursements	1.25%[3,4]	1.26%[4]	1.26%[4]	1.26%[4]	1.25%[4]	1.25%
Net investment income (loss)	0.82%[3]	1.46%	0.95%	0.82%	0.70%	0.45%
Supplemental data:
Net assets, end of period (000's)	$4,123	$3,884	$3,921	$4,103	$4,754	$9,081
Portfolio turnover	18%	45%	47%	7%	53%	52%

Class P

	Six months ended December 31, 2025	Years ended June 30,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.72	$9.98	$9.29	$9.15	$12.53	$9.66
Net investment income (loss)[1]	0.07	0.19	0.12	0.09	0.09	0.09
Net realized and unrealized gains (losses)	1.12	1.71	0.65	1.23	(2.37)	2.93
Net increase (decrease) from operations	1.19	1.90	0.77	1.32	(2.28)	3.02
Dividends from net investment income	(0.25)	(0.16)	(0.08)	(0.05)	(0.16)	(0.15)
Distributions from net realized gains	—	—	—	(1.13)	(0.94)	—
Total dividends and distributions	(0.25)	(0.16)	(0.08)	(1.18)	(1.10)	(0.15)
Net asset value, end of period	$12.66	$11.72	$9.98	$9.29	$9.15	$12.53
Total investment return[2]	10.16%	19.32%	8.36%	16.00%	19.50%	31.40%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.23%[3,4]	1.25%[4]	1.18%[4]	1.27%[4]	1.11%[4]	1.05%
Expenses after fee waivers and/or expense reimbursements	1.00%[3,4]	1.01%[4]	1.01%[4]	1.01%[4]	1.00%[4]	0.99%
Net investment income (loss)	1.07%[3]	1.78%	1.25%	0.97%	0.74%	0.79%
Supplemental data:
Net assets, end of period (000's)	$104,111	$110,021	$107,246	$107,863	$164,377	$380,983
Portfolio turnover	18%	45%	47%	7%	53%	52%

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

3  Annualized.

See accompanying notes to financial statements.

UBS International Sustainable Equity Fund

Financial highlights

Class P2

	Six months ended December 31, 2025	Years ended June 30,				Period ended
	(unaudited)	2025	2024	2023	2022	June 30, 2021[5]
Net asset value, beginning of period	$11.80	$9.96	$9.29	$9.18	$12.59	$10.05
Net investment income (loss)[1]	0.11	0.26	0.19	0.17	0.20	0.14
Net realized and unrealized gains (losses)	1.14	1.73	0.64	1.23	(2.41)	2.55
Net increase (decrease) from operations	1.25	1.99	0.83	1.40	(2.21)	2.69
Dividends from net investment income	(0.24)	(0.15)	(0.16)	(0.16)	(0.26)	(0.15)
Distributions from net realized gains	—	—	—	(1.13)	(0.94)	—
Total dividends and distributions	(0.24)	(0.15)	(0.16)	(1.29)	(1.20)	(0.15)
Net asset value, end of period	$12.81	$11.80	$9.96	$9.29	$9.18	$12.59
Total investment return[2]	10.66%	20.26%	9.08%	16.83%	(18.84)%	26.90%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.24%[3,4]	1.27%[4]	1.23%[4]	1.22%[4]	1.12%[4]	1.08%[3]
Expenses after fee waivers and/or expense reimbursements	0.25%[3,4]	0.26%[4]	0.26%[4]	0.26%[4]	0.25%[4]	0.22%[3]
Net investment income (loss)	1.83%[3]	2.49%	1.98%	1.88%	1.76%	1.78%[3]
Supplemental data:
Net assets, end of period (000's)	$45,572	$45,943	$44,849	$44,800	$40,308	$41,571
Portfolio turnover	18%	45%	47%	7%	53%	52%

4  Includes interest expense representing less than 0.005%.

5  For the period October 30, 2020 (commencement of operations) through June 30, 2021

See accompanying notes to financial statements.

UBS US Dividend Ruler Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

Class P

	Six months ended December 31, 2025	Years ended June 30,				Period ended
	(unaudited)	2025	2024	2023	2022	June 30, 2021[1]
Net asset value, beginning of period	$17.23	$15.20	$13.34	$11.83	$12.82	$10.00
Net investment income (loss)[2]	0.11	0.23	0.24	0.25	0.23	0.20
Net realized and unrealized gains (losses)	1.06	2.62	2.02	1.57	(0.84)	2.72
Net increase (decrease) from operations	1.17	2.85	2.26	1.82	(0.61)	2.92
Dividends from net investment income	(0.23)	(0.23)	(0.30)	(0.16)	(0.16)	(0.05)
Distributions from net realized gains	(1.10)	(0.59)	(0.10)	(0.15)	(0.22)	(0.05)
Total dividends and distributions	(1.33)	(0.82)	(0.40)	(0.31)	(0.38)	(0.10)
Net asset value, end of period	$17.07	$17.23	$15.20	$13.34	$11.83	$12.82
Total investment return[3]	6.82%	19.16%	17.31%	15.60%	(5.01)%	29.37%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.77%[4]	0.85%	0.87%	0.94%	0.83%	1.57%[4]
Expenses after fee waivers and/or expense reimbursements	0.55%[4]	0.52%	0.51%	0.51%	0.50%	0.50%[4]
Net investment income (loss)	1.24%[4]	1.41%	1.75%	1.98%	1.76%	1.72%[4]
Supplemental data:
Net assets, end of period (000's)	$237,878	$223,434	$175,102	$137,806	$118,829	$81,981
Portfolio turnover	13%	35%	26%	34%	29%	24%

Class P2

	Six months ended December 31, 2025	Years ended June 30,		Period ended
	(unaudited)	2025	2024	June 30, 2023[5]
Net asset value, beginning of period	$17.28	$15.19	$13.35	$12.10
Net investment income (loss)[2]	0.15	0.28	0.29	0.08
Net realized and unrealized gains (losses)	1.07	2.63	2.02	1.17
Net increase (decrease) from operations	1.22	2.91	2.31	1.25
Dividends from net investment income	(0.23)	(0.23)	(0.37)	—
Distributions from net realized gains	(1.10)	(0.59)	(0.10)	—
Total dividends and distributions	(1.33)	(0.82)	(0.47)	—
Net asset value, end of period	$17.17	$17.28	$15.19	$13.35
Total investment return[3]	7.07%	19.55%	17.74%	10.33%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.75%[4]	0.84%	0.85%	1.18%[4]
Expenses after fee waivers and/or expense reimbursements	0.17%[4]	0.18%	0.16%	0.18%[4]
Net investment income (loss)	1.63%[4]	1.76%	2.10%	2.16%[4]
Supplemental data:
Net assets, end of period (000's)	$49,487	$43,567	$24,234	$14,250
Portfolio turnover	13%	35%	26%	34%

1  For the period from July 9, 2020 (commencement of operations) through June 30, 2021.

2  Calculated using the average share method.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

4  Annualized.

5  For the period March 15, 2023 (commencement of operations) through June 30, 2023.

See accompanying notes to financial statements.

UBS US Quality Growth At Reasonable Price Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

Class P

	Six months ended December 31, 2025	Years ended June 30,				Period ended
	(unaudited)	2025	2024	2023	2022	June 30, 2021[1]
Net asset value, beginning of period	$18.57	$16.63	$12.75	$10.68	$13.10	$10.00
Net investment income (loss)[2]	0.01	0.03	0.06	0.06	0.04	0.04
Net realized and unrealized gains (losses)	1.30	2.53	3.88	2.12	(2.05)	3.10
Net increase (decrease) from operations	1.31	2.56	3.94	2.18	(2.01)	3.14
Dividends from net investment income	—	(0.07)	(0.06)	—	(0.03)	(0.01)
Distributions from net realized gains	(1.15)	(0.55)	—	(0.11)	(0.38)	(0.03)
Total dividends and distributions	(1.15)	(0.62)	(0.06)	(0.11)	(0.41)	(0.04)
Net asset value, end of period	$18.73	$18.57	$16.63	$12.75	$10.68	$13.10
Total investment return[3]	7.29%	15.58%	30.98%	20.59%	(16.06)%	31.49%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.74%[4]	0.81%	0.80%	0.84%	0.79%	1.23%[4]
Expenses after fee waivers and/or expense reimbursements	0.55%[4]	0.52%	0.51%	0.51%	0.50%	0.50%[4]
Net investment income (loss)	0.12%[4]	0.18%	0.38%	0.54%	0.28%	0.32%[4]
Supplemental data:
Net assets, end of period (000's)	$333,497	$336,099	$287,284	$186,544	$166,979	$116,538
Portfolio turnover	14%	30%	27%	41%	30%	29%

1  For the period from July 9, 2020 (commencement of operations) through June 30, 2021.

2  Calculated using the average share method.

3  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

4  Annualized.

See accompanying notes to financial statements.

UBS Sustainable Development Bank Bond Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

Class P

	Six months ended December 31, 2025	Years ended June 30,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.62	$9.32	$9.28	$9.62	$10.60	$11.17
Net investment income (loss)[1]	0.17	0.30	0.24	0.17	0.10	0.13
Net realized and unrealized gains (losses)	0.05	0.30	0.03	(0.34)	(0.97)	(0.31)
Net increase (decrease) from operations	0.22	0.60	0.27	(0.17)	(0.87)	(0.18)
Dividends from net investment income	(0.17)	(0.30)	(0.23)	(0.16)	(0.10)	(0.12)
Distributions from net realized gains	—	—	—	—	(0.01)	(0.27)
Return of capital	—	—	—	(0.01)	—	—
Total dividends, distributions and return of capital	(0.17)	(0.30)	(0.23)	(0.17)	(0.11)	(0.39)
Net asset value, end of period	$9.67	$9.62	$9.32	$9.28	$9.62	$10.60
Total investment return[2]	2.31%	6.53%	2.99%	(1.75)%	(8.13)%	(1.70)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.74%[3]	0.82%	0.69%[4]	0.68%	0.56%	0.80%
Expenses after fee waivers and/or expense reimbursements	0.25%[3]	0.25%	0.27%[4]	0.27%	0.25%	0.25%
Net investment income (loss)	3.52%[3]	3.15%	2.55%	1.78%	1.01%	1.18%
Supplemental data:
Net assets, end of period (000's)	$11,773	$12,143	$14,517	$14,937	$8,052	$17,510
Portfolio turnover	17%	49%	28%	22%	47%	16%

Class P2

	Six months ended December 31, 2025	Years ended June 30,				Period ended
	(unaudited)	2025	2024	2023	2022	June 30, 2021[5]
Net asset value, beginning of period	$9.60	$9.30	$9.27	$9.61	$10.59	$11.09
Net investment income (loss)[1]	0.18	0.31	0.24	0.17	0.12	0.08
Net realized and unrealized gains (losses)	0.05	0.30	0.04	(0.33)	(0.97)	(0.23)
Net increase (decrease) from operations	0.23	0.61	0.28	(0.16)	(0.85)	(0.15)
Dividends from net investment income	(0.18)	(0.31)	(0.25)	(0.17)	(0.12)	(0.08)
Distributions from net realized gains	—	—	—	—	(0.01)	(0.27)
Return of capital	—	—	—	(0.01)	—	—
Total dividends, distributions and return of capital	(0.18)	(0.31)	(0.25)	(0.18)	(0.13)	(0.35)
Net asset value, end of period	$9.65	$9.60	$9.30	$9.27	$9.61	$10.59
Total investment return[2]	2.39%	6.70%	3.04%	(1.62)%	(8.08)%	(1.34)%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.75%[3]	0.84%	0.70%[4]	0.66%	0.56%	0.68%[3]
Expenses after fee waivers and/or expense reimbursements	0.15%[3]	0.15%	0.17%[4]	0.16%	0.15%	0.15%[3]
Net investment income (loss)	3.62%[3]	3.25%	2.64%	1.83%	1.15%	1.09%[3]
Supplemental data:
Net assets, end of period (000's)	$67,812	$64,750	$64,729	$71,059	$68,917	$65,659
Portfolio turnover	17%	49%	28%	22%	47%	16%

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

3  Annualized.

4  Includes interest expense representing less than 0.005%.

5  For the period October 30, 2020 (commencement of operations) through June 30, 2021.

See accompanying notes to financial statements.

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UBS Multi Income Bond Fund

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

Class A

	Six months ended December 31, 2025	Years ended June 30,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.43	$13.30	$13.38	$13.27	$15.66	$15.64
Net investment income (loss)[1]	0.32	0.71	0.62	0.55	0.27	0.30
Net realized and unrealized gain (losses)	0.10	0.02	(0.20)	—	(2.42)	(0.02)
Net increase (decrease) from operations	0.42	0.73	0.42	0.55	(2.15)	0.28
Dividends from net investment income	(0.29)	(0.60)	(0.50)	(0.44)	(0.24)	(0.26)
Net asset value, end of period	$13.56	$13.43	$13.30	$13.38	$13.27	$15.66
Total investment return[2]	3.30%	5.52%	3.24%	4.25%	(13.91)%	1.83%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.57%[3]	2.45%	2.63%[4]	2.22%	1.92%	1.73%
Expenses after fee waivers and/or expense reimbursements	0.90%[3]	0.90%	0.97%[4]	0.89%	0.75%	0.75%
Net investment income (loss)	4.64%[3]	5.29%	4.66%	4.09%	1.80%	1.90%
Supplemental data:
Net assets, end of period (000's)	$300	$293	$287	$501	$570	$681
Portfolio turnover	23%	58%	32%	24%	248%	169%

Class P

	Six months ended December 31, 2025	Years ended June 30,
	(unaudited)	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.43	$13.30	$13.39	$13.28	$15.67	$15.65
Net investment income (loss)[1]	0.33	0.74	0.66	0.58	0.31	0.34
Net realized and unrealized gains (losses)	0.12	0.02	(0.21)	0.01	(2.43)	(0.02)
Net increase (decrease) from operations	0.45	0.76	0.45	0.59	(2.12)	0.32
Dividends from net investment income	(0.31)	(0.63)	(0.54)	(0.48)	(0.27)	(0.30)
Net asset value, end of period	$13.57	$13.43	$13.30	$13.39	$13.28	$15.67
Total investment return[2]	3.43%	5.78%	3.42%	4.51%	(13.68)%	2.07%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.39%[3]	2.24%	2.45%[4]	2.04%	1.71%	1.52%
Expenses after fee waivers and/or expense reimbursements	0.65%[3]	0.65%	0.73%[4]	0.64%	0.50%	0.50%
Net investment income (loss)	4.89%[3]	5.53%	4.99%	4.34%	2.06%	2.15%
Supplemental data:
Net assets, end of period (000's)	$17,657	$18,115	$20,031	$23,437	$26,702	$34,629
Portfolio turnover	23%	58%	32%	24%	248%	169%

1  Calculated using the average share method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

3  Annualized.

See accompanying notes to financial statements.

UBS Multi Income Bond Fund

Financial highlights

Class P2

	Six months ended December 31, 2025 (unaudited)	Years ended June 30, 2025	Period ended June 30, 2024[5]
Net asset value, beginning of period	$13.57	$13.34	$12.93
Net investment income (loss)[1]	0.37	0.79	0.53
Net realized and unrealized gains (losses)	0.11	0.06	0.29
Net increase (decrease) from operations	0.48	0.85	0.82
Dividends from net investment income	(0.30)	(0.62)	(0.41)
Net asset value, end of period	$13.75	$13.57	$13.34
Total investment return[2]	3.66%	6.23%	6.65%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	1.23%[3]	2.12%	3.84%[3,4]
Expenses after fee waivers and/or expense reimbursements	0.20%[3]	0.20%	0.26%[3,4]
Net investment income (loss)	5.29%[3]	5.91%	5.56%[3]
Supplemental data:
Net assets, end of period (000's)	$69,760	$24,027	$1
Portfolio turnover	23%	58%	32%

4  Includes interest expense representing less than 0.005%.

5  For the period from October 11, 2023 (commencement of operations) through June 30, 2024.

See accompanying notes to financial statements.

The UBS Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

The UBS Funds (the "Trust") is an open-end management investment company registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"), as amended, currently offering multiple series representing separate investment portfolios. The Trust is a Delaware statutory trust organized on August 13, 1993. The trustees of the Trust have authority to issue an unlimited number of shares of beneficial interest at par value of $0.001 per share.

The Trust has eight funds available for investment, each having its own investment objectives and policies: UBS Global Allocation Fund, UBS Emerging Markets Equity Opportunity Fund, UBS Engage For Impact Fund, UBS International Sustainable Equity Fund, UBS US Dividend Ruler Fund, UBS US Quality Growth At Reasonable Price Fund, UBS Sustainable Development Bank Bond Fund, and UBS Multi Income Bond Fund, (each a "Fund", and collectively, the "Funds"). Each of the Funds is classified as a diversified investment company with the exception of UBS US Quality Growth At Reasonable Price Fund and UBS Sustainable Development Bank Bond Fund, which are classified as non-diversified for purposes of the 1940 Act.

UBS Asset Management (Americas) LLC ("UBS AM") is the investment advisor and administrator for the Funds. UBS Asset Management (US) Inc. ("UBS AM (US)") serves as principal underwriter for the Funds. UBS AM and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Funds currently offer Class A and Class P shares, with the exception of (1) UBS Emerging Markets Equity Opportunity Fund, UBS Engage For Impact Fund, UBS International Sustainable Equity Fund, UBS US Dividend Ruler Fund, UBS Sustainable Development Bank Bond Fund and UBS Multi Income Bond Fund, which currently also offer Class P2 shares and (2) UBS US Quality Growth At Reasonable Price Fund is currently only offering Class P shares. Each class represents interests in the same assets of the applicable Fund and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges, fee waiver/expense cap/expense reimbursement arrangements and certain transfer agency and related services expenses. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan, if any. Class P and Class P2 shares have no service or distribution plan.

The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Under certain circumstances, shareholders of the Funds may receive payment for redemptions in securities rather than in cash.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds' financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The UBS Funds

Notes to financial statements (unaudited)

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacts financial statement disclosures only and does not affect the Funds' financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds' portfolio management teams act as the Funds' CODM. Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and the Fund's long-term strategic asset allocation is pre-determined in accordance with the Fund's single investment objective which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as "total assets" and significant segment expenses are listed on the accompanying statement of operations.

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses: Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income and expense are recorded net of withholding taxes on the ex-dividend date ("ex-date") except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the respective Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day after adjusting for current capital share activity of the respective classes. Class specific expenses are charged directly to the applicable class of shares.

Dividends and distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Foreign currency translation: The books and records of the Funds are maintained in US dollars. Foreign currency amounts are translated into US dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into US dollars based on the current exchange rates each business day; and (2) purchases and sales of investment securities and income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statements of operations.

The Funds do not generally isolate the effect of fluctuations in foreign exchange rates from the effect of the changes in the market prices of securities. However, the Funds do isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency-denomi-

The UBS Funds

Notes to financial statements (unaudited)

nated securities pursuant to US federal income tax regulations. Net realized foreign currency transaction gain (loss) is treated as ordinary income (loss) for income tax reporting purposes.

Concentration of risk: Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable US companies and US government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which some Funds in the Trust invest.

Small capitalization ("small cap") companies may be more vulnerable than larger capitalization ("large cap") companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of large cap companies or the market averages in general and therefore may involve greater risk than investing in large cap companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

The ability of the issuers of debt securities held by the Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investments in bonds with ratings of BB (Standard & Poor's Financial Services LLC or Fitch Ratings, Inc.) or Ba (Moody's Investors Service, Inc.) or below (commonly referred to as "high yield" bonds), or deemed of equivalent quality, have an increased risk of defaulting or otherwise being unable to honor a financial obligation. These securities are considered to be predominantly speculative with respect to an issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. Lower-quality bonds are more likely to be subject to an issuer's default or downgrade than investment grade (higher-quality) bonds.

The conflict between Ukraine and the Russian Federation has resulted in significant volatility and uncertainty in financial markets. NATO, EU and G7 member countries have imposed severe and coordinated sanctions against Russia. Restrictive measures have also been imposed by Russia, and some securities traded in that country have materially declined in value and/or may no longer be tradable. These actions have resulted in significant disruptions to investing activities and businesses with operations in Russia. The longer-term impact to geopolitical norms, supply chains and investment valuations is uncertain.

Valuation of investments

Each Fund generally calculates its net asset value on days that the New York Stock Exchange ("NYSE") is open. The Fund calculates net asset value as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund's assets are traded in other markets on days when the NYSE is not open, the value of the Fund's assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund's net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized "evaluation" systems that derive values based on comparable invest-

The UBS Funds

Notes to financial statements (unaudited)

ments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter ("OTC") market and listed on The NASDAQ Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on U.S. and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by UBS AM as the valuation designee appointed by Trust's Board of Trustees (the "Board") pursuant to Rule 2a-5 under the 1940 Act. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Funds' net asset value. However, if the Funds determine that such developments are so significant that they will materially affect the value of the Funds' investments, the Funds may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at a "fair value," that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless UBS AM determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds' use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds' custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third-party vendors or quotations from market makers to the extent available. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The UBS Funds

Notes to financial statements (unaudited)

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act, and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has engaged the Equities, Fixed Income, and Multi-Asset Valuation Committee (the "VC") to assist with its designated responsibilities as valuation designee with respect to the Fund's portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value the Fund's portfolio investments may also result from low trading volume in foreign markets or thinly traded domes-tic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the "limit up" or "limit down" price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Funds' own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Fund's Portfolio of investments.

Investments

Asset-backed securities: Certain Funds may invest in asset-backed securities ("ABS"), representing interests in pools of certain types of underlying installment loans, home equity loans, leases of various types of real and personal property and receivables from revolving lines of credit (credit cards). Such assets are securitized through the use of trusts or special purpose corporations. The yield characteristics of ABS differ from those of traditional debt securities. One such major difference is that principal may be prepaid at any time because the underlying obligations generally may be prepaid at any time. ABS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

The UBS Funds

Notes to financial statements (unaudited)

Mortgage-backed securities: Certain Funds may invest in mortgage-backed securities ("MBS"), representing direct or indirect interests in pools of underlying mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Company or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement.

Collateralized mortgage obligations ("CMO") are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Such classes include interest-only ("IO") and principal-only ("PO") classes. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected.

Real estate investment trusts: Certain Funds may invest in real estate investment trusts ("REITs"). Distributions from a REIT are initially recorded as dividend income and may subsequently be recharacterized by the REIT at the end of its tax year as a return of capital and/or capital gains. The Fund estimates the character of dividends received from REITs for financial reporting purposes based on the distribution history of each REIT. Once actual distribution characterizations are made available by the REITs, typically after calendar year end, the Fund updates its accounting and/or tax books and records.

The UBS Funds

Notes to financial statements (unaudited)

Restricted securities: The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and each prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in each Fund's portfolio footnotes.

Securities traded on to-be-announced basis: Certain Funds may from time to time purchase, or short sell, securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Fund commits to purchasing securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying securities. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid securities are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Short sales: UBS Multi Income Bond Fund may engage in short sale transactions in which the Fund sells a security it does not own (or does not have the right to acquire at no added cost), in anticipation of a decline in the security's price.

The Fund must borrow the security to make delivery to the buyer. The initial amount of a short sale is recorded as a liability which is marked to market daily. Fluctuations in the value of this liability are recorded as unrealized appreciation or depreciation on the Statement of operations. The Fund will realize a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security, and the Fund will realize a gain if the security declines in price between those same dates. The Fund segregates collateral, consisting of cash or liquid assets, sufficient to collateralize the market value of the investments sold short. The Fund incurs transaction costs, including dividend expense, borrowing costs and interest expenses in connection with opening, maintaining and closing short sales. These dividends and interest are booked as an expense or liability to the Fund.

Because a Fund's loss on a short sale arises from increases in the value of the investment sold short, such loss, like the potential increase in price of the security sold short, is theoretically unlimited. The Fund's investments held long could also decline in value at the same time the value of the investment sold short increases, thereby increasing the Fund's potential for loss. There is also the risk that the counterparty to a short sale transaction may fail to honor its contract terms, causing a loss to the Fund.

For the period ended December 31, 2025, UBS Multi Income Bond Fund did not engage in short sale transactions.

Treasury Inflation Protected Securities: Certain Funds may purchase Treasury inflation protected securities ("TIPS") which are debt securities issued by the US Treasury. TIPS adjust for inflation based on changes in the published Consumer Price Index ("CPI"). During periods of inflation when the CPI index increases, the principal amount of the debt to which the rate of interest is applied increases, which in turn increases the yield. During periods of deflation when the CPI index decreases, the principal amount of the debt to which the rate of interest is applied decreases, which in turn lowers the yield. At maturity, TIPS return the higher of the principal amount at maturity or the initial face amount of the debt.

Derivative instruments

Purchased options: Certain Funds may purchase put and call options, including, but not limited to, options on foreign or US securities, indices, foreign currencies, options on futures contracts and options on swap agreements (commonly referred to as swaptions), in order to gain exposure to or protect against changes in the markets or in an

The UBS Funds

Notes to financial statements (unaudited)

attempt to enhance income or gains. Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument.

The Funds pay a premium which is included on the Statement of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Purchased options are shown as portfolio holdings within the Portfolio of investments and are included in the Statement of assets and liabilities in investments, at value. At December 31, 2025, the Funds did not hold any purchased options.

The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, security or currency transaction to determine the realized gain or loss.

Option writing: Certain Funds may write (sell) put and call options, including, but not limited to, options on foreign or US securities, indices, foreign currencies, options on futures contracts and options on swap agreements (commonly referred to as swaptions), in order to gain exposure to or protect against changes in the markets or in an attempt to enhance income or gains.

When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included on the Fund's Statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security or derivative instrument, and the liability related to such option is extinguished. If a call option, which a Fund has written, is exercised, the Fund recognizes a realized gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security or derivative instrument and the proceeds from the sale are increased by the premium originally received. If a put option, which a Fund has written, is exercised, the amount of the premium originally received reduces the cost of the security or derivative instrument which the Fund purchases upon exercise of the option.

In writing an option, a Fund bears the market risk of an unfavorable change in the price of the derivative instrument, security, or currency underlying the written option. Exercise of an option written by a Fund could result in the Fund selling or buying a derivative instrument, security or currency at a price different from current market value.

In the normal course of trading activities, the Fund trades and holds certain fair valued derivative contracts that constitute guarantees. Such contracts include written put options, where the Fund will be obligated to purchase securities at specified prices (i.e. the options are exercised by the counterparties). It also includes written swaptions, where the Fund will be obligated to enter into a swap agreement. The maximum payout for these contracts is limited to the number of put option contracts written and the related strike prices, respectively. Maximum payout amounts could be offset by the subsequent sale, if any, of assets obtained via the execution of a payout event.

Written options, if any, are shown as portfolio holdings within the Portfolio of investments and are included in the Statement of assets and liabilities in options and swaptions written, at value. At December 31, 2025, the Funds did not hold any written options.

Futures contracts: Certain Funds may purchase or sell futures contracts as part of its investment strategy, to increase or reduce its exposure to an asset class without purchasing or selling the underlying securities, either as a hedge or to enhance income or realized gains. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference asset, such as a specific security or currency, at a specified price at a specified later date.

The UBS Funds

Notes to financial statements (unaudited)

Upon entering into a futures contract, the Fund is required to deliver to a broker an amount of cash and/or US government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin". Subsequent payments, known as "variation margin", generally are made or received by the Fund, depending on the daily fluctuations in the value of the underlying futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized appreciation or depreciation on futures until the futures con-tract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures.

Using futures contracts involves various market risks, including interest rate and equity risk. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. To the extent that market prices move in an unexpected direction, there is a risk that the Fund will not achieve the anticipated benefits of the futures contract or may realize a loss.

Futures contracts, if any, are shown as portfolio holdings within the Portfolio of investments. Variation margin, if applicable, is shown in Variation margin receivable or payable on futures contracts within the Statement of assets and liabilities.

Swap agreements: Certain Funds may engage in swap agreements, including, but not limited to, interest rate, credit default and total return swap agreements. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or to hedge a portion of the portfolio's duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, to gain exposure to certain markets in the most economical way possible or in an attempt to enhance income or gains.

The Funds accrue for interim payments on swap agreements on a daily basis, with the net amount recorded within unrealized appreciation or depreciation of swap agreements. Once interim payments are settled in cash, the net amount is recorded as realized gain or loss on swap agreements, in addition to realized gain or loss recorded upon the termination of swap agreements on the Statement of operations. Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Certain Funds may enter into interest rate swap agreements with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

Credit default swap agreements involve commitments to make or receive payments in the event of a default of a security or other credit event of the referenced obligation. As a buyer, the Fund would make periodic payments to the counterparty, and the Fund would receive payments only upon the occurrence of a default or credit event. If no default or credit event occurs, the Fund will lose its periodic stream of payments over the term of the contract. However, if a default or a credit event does occur, the Fund typically would receive full notional value for the referenced obligation that may have little or no value. As a seller, the Fund would receive periodic payments from the counterparty, and the Fund would make payments only upon the occurrence of a default or a credit event. If no default or credit event occurs, the Fund will gain the periodic stream of payments it received over the term of the contract and the counterparty will lose its periodic stream of payments over the term of the contract. However, if a default or credit event occurs, the Fund typically would pay full notional value for the referenced obligation that may have little or no value. Credit default swap agreements may involve greater risks than if the Fund had invested in the referenced obligation directly and are subject to general market risk, liquidity risk and credit risk.

The UBS Funds

Notes to financial statements (unaudited)

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of referenced credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swap agreements on credit indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues of an emerging market country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swap agreements on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer's default.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement, which may exceed the amount of the value reflected on the Statement of assets and liabilities. Notional amounts of all credit default swap agreements outstanding as of the period end for which a Fund is the seller of protection are disclosed under the section "Credit default swap agreements on credit indices—sell protection" in the Portfolio of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into, if any, by a Fund for the same referenced entity or entities.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty, respectively. Total return swap agreements are marked-to-market daily, and the change, if any, is recorded as unrealized appreciation or depreciation. Total return swap agreements are subject to general market risk, liquidity risk, counterparty risk, interest rate risk, credit risk and the risk that there may be unfavorable changes in the underlying investments or instruments.

The use of swap agreements involves investment techniques, risks, and transaction costs different from those associated with ordinary portfolio security transactions, including assumptions about market conditions, interest rates, and other applicable factors. As a result, the performance of the Fund will be different than if it had used ordinary

The UBS Funds

Notes to financial statements (unaudited)

portfolio security transactions. OTC swap agreements do not involve the delivery of securities and are subject to counterparty risk. If the other party to a swap agreement defaults and fails to consummate the transaction, the Fund's risk of loss will consist of the net amount of interest or other payments that the Fund is contractually entitled to receive. Therefore, the Fund would consider the creditworthiness of the counterparty to a swap agreement in evaluating potential credit risk.

Certain clearinghouses offer clearing for limited types of derivatives transactions, such as interest rate and credit default swap agreements. Centrally cleared swap agreements must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty. The performance of a centrally cleared swap transaction is effectively guaranteed by a central clearinghouse, thereby reducing the Fund's exposure to the credit risk of its original counterparty. The Fund will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse; the margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared transaction. Centrally cleared swap agreements, if any, are reported on the Statement of assets and liabilities based on variation margin receivable or payable, if any.

Swap agreements, if any, are shown as portfolio holdings within the Portfolio of investments.

Forward foreign currency contracts: Certain Funds may enter into forward foreign currency contracts as part of their investment objective, for purposes of risk management or to hedge the US dollar value of portfolio securities denominated in a particular currency. Generally, a forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Non-deliverable forward foreign currency contracts are settled with the counterparty in US dollars, or another fully convertible currency, without the physical delivery of foreign currency.

Fluctuations in the value of open forward foreign currency contracts are recorded daily for book purposes as unrealized appreciation or depreciation on forward foreign currency contracts by the Funds Realized gains and losses on forward foreign currency contracts include net gains or losses recognized by the Funds on contracts which have been sold or matured.

Risks may arise upon entering into forward foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the US dollar or each other.

Derivatives by underlying risk: Investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of operations. Although certain of a Fund's investments in derivatives may be intended to hedge risk from a portfolio implementation/economic perspective, derivatives are considered to be "non hedge transactions" for purposes of disclosure under US GAAP as reflected in the Fund's financial reports.

The volume of derivatives as disclosed in each Fund's Portfolio of investments is representative of the volume of derivatives outstanding during the period ended December 31, 2025.

Swap agreements, forward foreign currency contracts, swaptions and options written entered into by the Funds may contain credit-risk related contingent features that could be triggered subject to certain circumstances. Such circumstances include agreed upon net asset value thresholds. If triggered, the derivative counterparty could request additional cash margin and/or terminate the derivative contract. The aggregate fair value of the derivative contracts that are in a net liability position that contain these triggers can be found in the Fund's Portfolio of investments. The aggregate fair value of assets that are already posted as collateral as of December 31, 2025 is reflected in the Statement of assets and liabilities.

The UBS Funds

Notes to financial statements (unaudited)

At December 31, 2025, the Funds had the following derivatives categorized by underlying risk:

Asset derivatives1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
UBS Global Allocation Fund
Futures contracts	$110,297	$—	$—	$428,730	$539,027
Forward foreign currency contracts	—	352,594	—	—	352,594
Total value	$110,297	$352,594	$—	$428,730	$891,621
UBS Multi Income Bond Fund
Futures contracts	$42,519	$—	$—	$—	$42,519
Swap contracts	87,237	—	—	—	87,237
Forward foreign currency contracts	—	25,634	—	—	25,634
Total value	$129,756	$25,634	$—	$—	$155,390

1  In the Statement of assets and liabilities, options and swaptions purchased, if any, are shown within investments, at value, swap agreements (except centrally cleared swap agreements) are shown within swap agreements, at value, while forward foreign currency contracts are shown using unrealized appreciation on forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation of futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

Liability derivatives1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
UBS Global Allocation Fund
Futures contracts	$(36,631)	$—	$—	$(146,603)	$(183,234)
Forward foreign currency contracts	—	(637,502)	—	—	(637,502)
Total	$(36,631)	$(637,502)	$—	$(146,603)	$(820,736)
UBS Multi Income Bond Fund
Futures contracts	$(157,798)	$—	$—	$—	$(157,798)
Swap contracts	(20,470)	—	—	—	(20,470)
Forward foreign currency contracts	—	(17,629)	—	—	(17,629)
Total	$(178,268)	$(17,629)	$—	$—	$(195,897)

1  In the Statement of assets and liabilities, options and swaptions written, if any, are shown within options and swaptions written, at value, swap agreements (except centrally cleared swap agreements) are shown within swap agreements, at value, while forward foreign currency contracts are shown within unrealized depreciation on forward foreign currency contracts. Futures contracts are reported in the table above using cumulative depreciation of futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be paid, if any, is reported within the Statement of assets and liabilities.

The UBS Funds

Notes to financial statements (unaudited)

During the period ended December 31, 2025, net realized gain (loss) from derivatives were as follows:

Realized gain (loss)1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
UBS Global Allocation Fund
Options and swaptions purchased	$—	$—	$—	$240,045	$240,045
Futures contracts	(58,763)	—	—	3,588,302	3,529,539
Swap contracts	—	—	(247,212)	—	(247,212)
Forward foreign currency contracts	—	351,227	—	—	351,227
Total net realized gains (loss)	$(58,763)	$351,227	$(247,212)	$3,828,347	$3,873,599
UBS Multi Income Bond Fund
Futures contracts	$511,331	$—	$—	$—	$511,331
Swap contracts	14,061	—	—	—	14,061
Forward foreign currency contracts	—	(16,940)	—	—	(16,940)
Total net realized gains (loss)	$525,392	$(16,940)	$—	$—	$508,452

1  The net realized gain (loss) is shown in the Statement of operations in net realized gain (loss) on futures contracts, options and swaptions written, swap agreements and forward foreign currency contracts, unless otherwise noted. The net realized gain (loss) on options and swaptions purchased is shown in the Statement of operations in net realized gain (loss) on investments.

During the period ended December 31, 2025, net unrealized appreciation (depreciation) from derivatives were as follows:

Net change in unrealized appreciation (depreciation)1

	Interest rate risk	Foreign exchange risk	Credit risk	Equity risk	Total value
UBS Global Allocation Fund
Futures contracts	$(24,140)	$—	$—	$(584,846)	$(608,986)
Swap contracts	—	—	237,958	—	237,958
Forward foreign currency contracts	—	(680,136)	—	—	(680,136)
Net change in appreciation (depreciation)	$(24,140)	$(680,136)	$237,958	$(584,846)	$(1,051,164)
UBS Multi Income Bond Fund
Futures contracts	$(569,428)	$—	$—	$—	$(569,428)
Swap contracts	157,965	—	—	—	157,965
Forward foreign currency contracts	—	(7,030)	—	—	(7,030)
Net change in appreciation (depreciation)	$(411,463)	$(7,030)	$—	$—	$(418,493)

1  The change in net unrealized appreciation (depreciation) is shown in the Statement of operations in change in net unrealized appreciation (depreciation) on futures contracts, options and swaptions written, swap agreements and forward foreign currency contracts, unless otherwise noted. The change in net unrealized appreciation (depreciation) of options and swaptions purchased is shown in the Statement of operations in change in net unrealized appreciation (depreciation) on investments.

Offsetting of certain derivatives: The Funds typically enter into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements with its OTC derivative contract counterparties in order to, among other things, reduce their credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an

The UBS Funds

Notes to financial statements (unaudited)

ISDA Master Agreement, the Funds typically may offset with the counterparty certain derivative financial instrument's payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default or termination. The Statement of assets and liabilities is presented gross of any netting.

At December 31, 2025, derivative assets and liabilities (by type) on a gross basis and derivatives subject to an enforceable master netting arrangement ("MNA") or similar were as follows:

UBS Global Allocation Fund

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$891,621	$(820,736)
Derivatives not subject to a MNA or similar agreements	(539,027)	183,234
Total gross amount of assets and liabilities subject to MNA or similar agreements	$352,594	$(637,502)

The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Fund as of the period end.

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BB	$53,384	$(16,968)	$—	$36,416
GSI	17,088	(17,088)	—	—
HSBC	59,920	(39,938)	—	19,982
JPMCB	158,568	(158,568)	—	—
MSCI	29,873	(29,873)	—	—
SSB	33,761	(33,761)	—	—
Total	$352,594	$(296,196)	$—	$56,398
Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BB	$(16,968)	$16,968	$—	$—
CITI	(69,776)	—	—	(69,776)
GSI	(26,622)	17,088	—	(9,534)
HSBC	(39,938)	39,938	—	—
JPMCB	(257,352)	158,568	—	(98,784)
MSCI	(117,771)	29,873	—	(87,898)
SSB	(109,075)	33,761	—	(75,314)
Total	$(637,502)	$296,196	$—	$(341,306)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, as value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

The UBS Funds

Notes to financial statements (unaudited)

UBS Multi Income Bond Fund

Derivative Financial Instruments:	Assets	Liabilities
Total gross amount of derivative assets and liabilities in the Statement of assets and liabilities[1]	$155,390	$(195,897)
Derivatives not subject to a MNA or similar agreements	(129,756)	178,268
Total gross amount of assets and liabilities subject to MNA or similar agreements	$25,634	$(17,629)

The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received/pledged by the Fund as of the period end.

Counterparty	Gross amount of assets	Financial instruments and derivatives available for offset	Collateral received[2]	Net amount of assets
BB	$23,387	$(3,659)	$—	$19,728
GSI	1,638	(1,638)	—	—
MSCI	609	(609)	—	—
Total	$25,634	$(5,906)	$—	$19,728
Counterparty	Gross amount of liabilities	Financial instruments and derivatives available for offset	Collateral pledged[2]	Net amount of liabilities
BB	$(3,659)	$3,659	$—	$—
CITI	(1,877)	—	—	(1,877)
GSI	(3,038)	1,638	—	(1,400)
MSCI	(9,055)	609	—	(8,446)
Total	$(17,629)	$5,906	$—	$(11,723)

1  In the Statement of assets and liabilities, options purchased are shown within investments of unaffiliated issuers, as value, swap agreements (except centrally cleared swap agreements) are shown within outstanding swap agreements, at value, while forward foreign currency contracts are shown within unrealized appreciation of forward foreign currency contracts. Futures contracts are reported in the table above using cumulative appreciation on futures contracts and centrally cleared swap agreements, if any, are reported at value, as reported in the futures contracts and centrally cleared swap agreements tables at the end of the Portfolio of investments, respectively, but only the variation margin to be received, if any, is reported within the Statement of assets and liabilities.

2  In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

Investment advisory fees and other transactions with affiliates

The Advisor, a registered investment advisor, provides the Funds with investment management services. As compensation for these services, each Fund pays the Advisor a monthly fee, accrued daily and paid monthly, based on each Fund's respective average daily net assets in accordance with the following per annum schedule:

Fund	Annual rate as a percentage of each Fund's average daily net assets
UBS Global Allocation Fund	0.800% up to $500 million
0.750% above $500 million up to $1 billion
0.700% above $1 billion up to $1.5 billion
0.675% above $1.5 billion up to $2 billion
0.650% above $2 billion up to $3 billion
0.630% above $3 billion up to $6 billion
0.610% above $6 billion

The UBS Funds

Notes to financial statements (unaudited)

Fund	Annual rate as a percentage of each Fund's average daily net assets
UBS Emerging Markets Equity Opportunity Fund	0.900% up to $250 million 0.875% above $250 million up to $500 million 0.850% above $500 million up to $750 million 0.825% above $750 million up to $1 billion 0.750% above $1 billion
UBS Engage For Impact Fund	0.750% up to $250 million 0.725% above $250 million
UBS International Sustainable Equity Fund	0.800% up to $250 million
0.775% above $250 million up to $500 million
0.750% above $500 million up to $750 million
0.725% above $750 million up to $1 billion
0.675% above $1 billion up to $2 billion
0.650% above $2 billion
UBS US Dividend Ruler Fund	0.5000% up to $250 million
0.4875% above $250 million up to $500 million
0.4750% above $500 million up to $750 million
0.4625% above $750 million up to $1 billion
0.4500% above $1 billion up to $2 billion
0.4375% above $2 billion
UBS US Quality Growth At Reasonable Price Fund	0.500% all assets
UBS Sustainable Development Bank Bond Fund	0.150% up to $250 million 0.145% above $250 million up to $500 million 0.140% above $500 million up to $750 million 0.135% above $750 million up to $1 billion 0.130% above $1 billion
UBS Multi Income Bond Fund	0.500% up to $250 million 0.490% above $250 million up to $500 million 0.480% above $500 million up to $750 million 0.470% above $750 million

For UBS Global Allocation Fund, UBS Emerging Markets Equity Opportunity Fund, UBS Engage For Impact Fund, UBS US Dividend Ruler Fund, UBS US Quality Growth At Reasonable Price Fund, UBS Sustainable Development Bank Bond Fund, and UBS Multi Income Bond Fund, the Advisor has agreed to waive its fees and/or reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses, such as proxy related expenses) to the extent necessary so that the Funds' operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short and extraordinary expenses, such as proxy related expenses) do not exceed the expense limit of each class of shares as indicated in the following table.

For UBS International Sustainable Equity Fund, the Advisor has agreed to waive its fees and reimburse expenses(excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses, such as proxy related expenses) so that the Fund's ordinary operating expenses(excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions and extraordinary expenses, such as proxy related expenses) do not exceed the limit of each class of shares as indicated in the following table. The contractual fee waiver and/or expense reimbursement agreement for each Fund, except UBS International Sustainable Equity Fund, will remain in place through the period ending December 31, 2025. The fee waiver and/or expense reimbursement agreement for UBS International Sustainable

The UBS Funds

Notes to financial statements (unaudited)

Equity Fund is irrevocable. Investment advisory fees, including the dollar amount waived or reimbursed, for the period ended December 31, 2025 were as follows:

Fund	Class A expense cap	Class P expense cap	Class P2 expense cap	Amount due to (due from) advisor	Advisory fees incurred	Fees waived/ expenses reimbursed
UBS Global Allocation Fund	1.20%	0.95%	—%	$18,714	$593,138	$(277,411)
UBS Emerging Markets Equity Opportunity Fund	1.25	1.00	0.40	95,669	1,743,305	(1,645,510)
UBS Engage For Impact Fund	1.10	0.85	0.25	(50,255)	192,049	(341,338)
UBS International Sustainable Equity Fund	1.25	1.00	0.25	38,549	630,445	(357,214)
UBS US Dividend Ruler Fund[1]	N/A	0.65	0.30	75,756	711,522	(398,225)
UBS US Quality Growth At Reasonable Price Fund[2]	N/A	0.65	—	119,729	883,596	(336,822)
UBS Sustainable Development Bank Bond Fund	0.35	0.25	0.15	(54,302)	58,681	(227,980)
UBS Multi Income Bond Fund	0.90	0.65	0.20	(44,000)	153,723	(290,619)

1  Prior to October 28, 2025, the expense cap was 0.50% and 0.15%, respectively for Class P and Class P2.

2  Prior to October 28, 2025, the expense cap was 0.50% for Class P.

For UBS Emerging Markets Opportunity Fund Class P2, UBS Engage For Impact Fund Class P2, UBS International Sustainable Equity Fund Class P2, UBS US Dividend Ruler Fund Class P2, UBS Sustainable Development Bank Bond Fund Class P2 and UBS Multi Income Bond Fund Class P2, the Advisor has entered into a written agreement pursuant to which the Advisor has agreed to waive all or portion of management fees. For the period ended December 31, 2025, the advisory fees waived was $1,476,890, $173,027, $183,094, $121,397, $49,818 and $107,773. In addition, these waivers are included within the fees waived/expenses reimbursed amount disclosed in the table above.

Each Fund, except for UBS International Sustainable Equity Fund and UBS Emerging Markets Equity Opportunity Fund Class P2, will reimburse the Advisor for expenses it waives or reimburses for a period of three years following such expense waivers or reimbursements, provided that the reimbursement by a Fund of the Advisor will not cause the total operating expense ratio to exceed the contractual limit as then may be in effect for the Fund. The expenses waived or reimbursed for the period ended December 31, 2025 are subject to repayment through June 30, 2029.

At December 31, 2025, the following Funds had remaining fee waivers and expense reimbursements subject to repayment to the Advisor and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires June 30, 2026	Expires June 30, 2027	Expires June 30, 2028	Expires June 30, 2029
UBS Global Allocation Fund—Class A	$1,468,512	$374,509	$403,715	$473,606	$216,682
UBS Global Allocation Fund—Class P	408,261	100,697	109,875	136,960	60,729
UBS Emerging Markets Equity Opportunity Fund—Class P	627,884	177,843	185,085	196,723	68,233
UBS Engage For Impact Fund—Class P	145,270	48,590	35,669	41,265	19,746
UBS Engage For Impact Fund—Class P2	942,573	227,885	252,774	313,349	148,565
UBS International Sustainable Equity Fund—Class A	37,523	9,453	9,649	12,831	5,590
UBS International Sustainable Equity Fund—Class P	910,721	340,367	182,590	262,553	125,211
UBS International Sustainable Equity Fund—Class P2	216,317	47,393	56,651	77,726	34,547
UBS US Dividend Ruler Fund—Class P	1,999,715	554,617	533,249	655,645	256,204
UBS US Dividend Ruler Fund—Class P2	85,462	16,441[1]	30,566	31,278	7,177

The UBS Funds

Notes to financial statements (unaudited)

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires June 30, 2026	Expires June 30, 2027	Expires June 30, 2028	Expires June 30, 2029
UBS US Quality Growth At Reasonable Price Fund—Class P	$2,476,435	$593,538	$675,835	$870,240	$336,822
UBS Sustainable Development Bank Bond Fund—Class P	208,413	40,688	64,767	73,854	29,104
UBS Sustainable Development Bank Bond Fund—Class P2	944,663	242,235	247,296	306,206	148,926
UBS Multi Income Bond Fund—Class A	19,101	7,160	6,108	4,826	1,007
UBS Multi Income Bond Fund—Class P	1,097,354	351,145	374,185	305,345	66,679
UBS Multi Income Bond Fund—Class P2	237,805	—	23[2]	122,907	114,875

1  For the period March 15, 2023 (commencement of operations) through June 30, 2023.

2  For the period from October 11, 2023 (commencement of operations) through June 30, 2024.

Each Fund pays UBS AM a monthly administration fee that is accrued daily and paid monthly at an annual rate of 0.075% of the average daily net assets of such Fund. As of and for the period ended December 31, 2025, the Funds owed and incurred administrative fees as follows:

Fund	Administrative fees owed	Administrative fees incurred
UBS Global Allocation Fund	$9,457	$55,607
UBS Emerging Markets Equity Opportunity Fund	14,329	146,726
UBS Engage For Impact Fund	5,985	19,205
UBS International Sustainable Equity Fund	9,379	59,104
UBS US Dividend Ruler Fund	16,086	107,041
UBS US Quality Growth At Reasonable Price Fund	22,527	132,539
UBS Sustainable Development Bank Bond Fund	9,732	29,341
UBS Multi Income Bond Fund	8,338	23,058

For UBS Emerging Markets Equity Opportunity Fund Class P2, UBS International Sustainable Equity Fund Class P2, UBS US Dividend Ruler Fund Class P2, UBS Sustainable Development Bank Bond Fund Class P2 and UBS Multi Income Bond Fund Class P2, the Advisor has entered into a written agreement pursuant to which the Advisor has agreed to waive its retained administration fees. For the period ended December 31, 2025, the administration fees waived were $100,387, $8,772, $13,447, $132 and $285, respectively and such amounts are not subject to future recoupment.

The Funds may invest in shares of certain affiliated investment companies also advised or managed by the Advisor. Investments in affiliated investment companies for the period ended December 31, 2025 have been included near the end of each Fund's Portfolio of investments.

During the period ended December 31, 2025, the Funds listed below paid broker commissions to affiliates of the investment advisor as detailed in the below table. These broker commissions are reflected in the Statement of assets and liabilities within investments at cost of unaffiliated issuers, and the Statement of operations within net realized gain(loss) on, and/or change in net unrealized appreciation (depreciation) on investments and/or futures contracts.

Fund	UBS Group AG
UBS Emerging Markets Equity Opportunity Fund	$360
UBS Engage For Impact Fund	40
UBS International Sustainable Equity Fund	300

During the period ended, December 31, 2025, some of the Funds engaged in purchase and sale transactions where an affiliate was underwriter.

The UBS Funds

Notes to financial statements (unaudited)

Service and distribution plans

UBS AM (US) is the principal underwriter of each Fund's shares. The Trust has adopted distribution and/or service plans ("the Plans") pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Plans govern payments made for the expenses incurred in the service and/or distribution of Class A shares. Annual fees under the Plans as a percentage of the average daily net assets of each representative class of each of the Funds are as follows:

Fund	Class A
UBS Global Allocation Fund	0.25%
UBS International Sustainable Equity Fund	0.25
UBS Multi Income Bond Fund	0.25

UBS AM (US) also receives the proceeds of the initial sales charges paid upon purchases of Class A shares and the contingent deferred sales charges paid by shareholders upon certain redemptions of Class A shares. At December 31, 2025, certain Funds owed UBS AM (US) service and distribution fees, and for the period ended December 31, 2025, certain Funds were informed by UBS AM (US) that it had earned sales charges as follows:

Fund	Service fees owed	Sales charges earned by distributor
UBS Global Allocation Fund—Class A	$23,507	$369
UBS Multi Income Bond Fund—Class A	51	—

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Funds pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. ("BNY Mellon"), the Funds' transfer agent, and is compensated for these services by BNY Mellon, not the Funds.

For the period ended December 31, 2025, UBS Financial Services Inc. received from BNY Mellon, not the Funds, total delegated service fees as follows:

Fund	Delegated service fees earned
UBS Global Allocation Fund	$15,157
UBS Emerging Markets Equity Opportunity Fund	15,158
UBS Engage For Impact Fund	3,969
UBS International Sustainable Equity Fund	6,719
UBS US Dividend Ruler Fund	26,105
UBS US Quality Growth At Reasonable Price Fund	35,329
UBS Sustainable Development Bank Bond Fund	4,693
UBS Multi Income Bond Fund	746

Securities lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured by cash, U.S. government securities and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities. In the event that the market value of the cash, U.S. government securities, and irrevocable letters of credit securing the loan falls below 100% of the market value for domestic securities, and 103% for foreign securities, the borrower must provide additional cash, U.S. government securities, and irrevocable letters of credit so that the total securing the loan is at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

The UBS Funds

Notes to financial statements (unaudited)

Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Fund, which is included in the Fund's Portfolio of investments. State Street Bank and Trust Company serves as the Fund's lending agent.

At December 31, 2025, the following Funds had securities on loan at value, cash collateral and non-cash collateral as follows:

Fund	Value of securities on loan	Cash collateral	Non-cash collateral*	Total collateral	Security types held as non-cash collateral
UBS Global Allocation Fund	$491,371	$513,164	$4,685	$517,849	U.S. Treasury Notes and U.S. Treasury Bills
UBS Emerging Markets Equity Opportunity Fund	13,662,207	3,727,542	10,676,955	14,404,497	U.S. Treasury Notes and U.S. Treasury Bills
UBS Engage For Impact Fund	1,586,090	1,674,606	—	1,674,606	U.S. Treasury Notes and U.S. Treasury Bills
UBS International Sustainable Equity Fund	17,179,251	17,857,113	247,685	18,104,798	U.S. Treasury Notes and U.S. Treasury Bills
UBS Sustainable Development Bank Bond Fund	117,884	120,300	—	120,300	U.S. Treasury Notes and U.S. Treasury Bills
UBS Multi Income Bond Fund	5,219,776	5,326,333	—	5,326,333	U.S. Treasury Notes and U.S. Treasury Bills

*  These securities are held for the benefit of the Fund at the Fund's custodian. The Fund cannot repledge or resell this collateral. As such, this collateral is excluded from the Statement of assets and liabilities.

The table below represents the disaggregation at December 31, 2025 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.

	Type of securities loaned		Total gross amount of recognized
Fund	Equity securities	Corporate bonds	liabilities for securities lending transactions
UBS Global Allocation Fund	$513,164	$—	$513,164
UBS Emerging Markets Equity Opportunity Fund	3,727,542	—	3,727,542
UBS Engage for Impact Fund	1,674,606	—	1,674,606
UBS International Sustainable Equity Fund	17,857,113	—	17,857,113
UBS Sustainable Development Bank Bond Fund	120,300	—	120,300
UBS Multi Income Bond Fund	—	5,326,333	5,326,333

Bank line of credit

The Fund participates with other funds managed by UBS AM in a $185 million committed credit facility (the "Committed Credit Facility") with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating fund at the request of shareholders and other temporary or emergency purposes. The expiration date of the line of credit agreement was March 31, 2025 and was renewed on April 1, 2025 with the same fees and terms expiring March 30, 2026.

Interest on amounts borrowed is calculated based on the prevailing rates in effect at the time of borrowing. The funds covered by the Committed Credit Facility have agreed to pay an annual 25 basis point commitment fee (i.e.,

The UBS Funds

Notes to financial statements (unaudited)

0.25%) on the average daily balance of the Committed Credit Facility not utilized. Commitment fees have been allocated among the funds in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of funds, and the other 50% of the allocation is based on utilization.

For the period ended December 31, 2025, the following Funds had borrowings as follows:

	Average daily amount of borrowing outstanding	Days outstanding	Interest expense	Weighted average annualized interest rate
UBS Emerging Markets Equity Opportunity Fund	$3,280,474	27	$13,946	5.668%
UBS International Sustainable Equity Fund	1,427,698	4	805	5.073

Purchases and sales of securities

For the period ended December 31, 2025, aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Fund	Purchases	Sales
UBS Global Allocation Fund	$52,757,239	$66,412,275
UBS Emerging Markets Equity Opportunity Fund	64,928,410	147,142,633
UBS Engage For Impact Fund	9,524,225	15,949,386
UBS International Sustainable Equity Fund	27,873,484	45,685,973
UBS US Dividend Ruler Fund	40,231,271	36,942,708
UBS US Quality Growth At Reasonable Price Fund	47,254,344	72,573,070
UBS Sustainable Development Bank Bond Fund	14,426,827	12,665,700
UBS Multi Income Bond Fund	69,216,425	13,997,900

Shares of beneficial interest

There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Funds were as follows:

UBS Global Allocation Fund
For the six months ended December 31, 2025:

	Class A		Class P
	Shares	Amount	Shares	Amount
Shares sold	1,866	$23,929	40,259	$540,505
Shares repurchased	(788,960)	(10,089,560)	(303,358)	(3,932,830)
Dividends reinvested	156,618	2,026,646	49,987	671,323
Net increase (decrease)	(630,476)	$(8,038,985)	(213,112)	$(2,721,002)

For the year ended June 30, 2025:

	Class A		Class P
	Shares	Amount	Shares	Amount
Shares sold	8,337	$96,019	63,353	$751,700
Shares repurchased	(1,499,435)	(17,162,101)	(491,193)	(5,851,598)
Dividends reinvested	159,060	1,833,959	54,863	655,067
Net increase (decrease)	(1,332,038)	$(15,232,123)	(372,977)	$(4,444,831)

The UBS Funds

Notes to financial statements (unaudited)

UBS Emerging Markets Equity Opportunity Fund
For the six months ended December 31, 2025:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	82,450	$790,379	2,619,154	$25,502,172
Shares repurchased	(437,849)	(4,299,110)	(11,542,543)	(108,296,756)
Dividends reinvested	88,681	889,471	415,091	4,213,175
Net increase (decrease)	(266,718)	$(2,619,260)	(8,508,298)	$(78,581,409)

For the year ended June 30, 2025:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	421,897	$3,281,896	13,464,978	$103,885,546
Shares repurchased	(5,880,411)	(46,759,768)	(20,387,094)	(160,154,208)
Dividends reinvested	301,067	2,273,057	1,054,617	7,993,998
Net increase (decrease)	(5,157,447)	$(41,204,815)	(5,867,499)	$(48,274,664)

UBS Engage For Impact Fund
For the six months ended December 31, 2025:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	8,989	$124,749	1,079	$16,533
Shares repurchased	(9,819)	(143,017)	(455,206)	(6,518,613)
Dividends reinvested	8,854	115,721	403,478	5,333,984
Net increase (decrease)	8,024	$97,453	(50,649)	$(1,168,096)

For the year ended June 30, 2025:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	24,614	$325,695	400,371	$5,135,427
Shares repurchased	(85,497)	(1,115,214)	(1,014,955)	(13,344,374)
Dividends reinvested	3,822	49,960	157,920	2,073,486
Net increase (decrease)	(57,061)	$(739,559)	(456,664)	$(6,135,461)

UBS International Sustainable Equity Fund
For the six months ended December 31, 2025:

	Class A		Class P		Class P2
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	37,176	$451,577	424,135	$5,139,861	1,296	$16,592
Shares repurchased	(47,666)	(579,362)	(1,739,467)	(21,099,860)	(403,159)	(4,956,916)
Dividends reinvested	4,677	58,093	147,962	1,839,166	67,352	846,617
Net increase (decrease)	(5,813)	$(69,692)	(1,167,370)	$(14,120,833)	(334,511)	$(4,093,707)

The UBS Funds

Notes to financial statements (unaudited)

For the year ended June 30, 2025:

	Class A		Class P		Class P2
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	17,194	$181,882	1,048,746	$10,966,781	504,871	$5,252,682
Shares repurchased	(82,938)	(884,614)	(2,545,382)	(27,205,661)	(1,176,945)	(12,450,306)
Dividends reinvested	4,104	41,860	136,894	1,396,321	63,876	653,446
Net increase (decrease)	(61,640)	$(660,872)	(1,359,742)	$(14,842,559)	(608,198)	$(6,544,178)

UBS US Dividend Ruler Fund
For the six months ended December 31, 2025:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	1,091,676	$19,648,564	538,045	$9,655,895
Shares repurchased	(1,078,236)	(19,528,038)	(334,940)	(5,968,806)
Dividends reinvested	955,022	16,101,671	159,119	2,697,069
Net increase (decrease)	968,462	$16,222,197	362,224	$6,384,158

For the year ended June 30, 2025:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	3,514,661	$56,029,546	1,415,228	$21,249,134
Shares repurchased	(2,648,137)	(42,237,323)	(546,086)	(8,634,350)
Dividends reinvested	576,798	9,315,280	55,660	899,458
Net increase (decrease)	1,443,322	$23,107,503	924,802	$13,514,242

UBS US Quality Growth At Reasonable Price Fund
For the six months ended December 31, 2025:

	Class P
	Shares	Amount
Shares sold	1,285,234	$25,003,320
Shares repurchased	(2,652,515)	(51,113,670)
Dividends reinvested	1,072,460	19,432,967
Net increase (decrease)	(294,821)	$(6,677,383)

For the year ended June 30, 2025:

	Class P
	Shares	Amount
Shares sold	4,635,142	$78,650,066
Shares repurchased	(4,400,633)	(74,660,562)
Dividends reinvested	597,886	10,642,373
Net increase (decrease)	832,395	$14,631,877

The UBS Funds

Notes to financial statements (unaudited)

UBS Sustainable Development Bank Bond Fund
For the six months ended December 31, 2025:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	71,427	$690,118	1,210,407	$11,690,995
Shares repurchased	(126,317)	(1,217,235)	(1,051,952)	(10,196,463)
Dividends reinvested	9,568	92,449	123,401	1,189,367
Net increase (decrease)	(45,322)	$(434,668)	281,856	$2,683,899

For the year ended June 30, 2025:

	Class P		Class P2
	Shares	Amount	Shares	Amount
Shares sold	208,264	$1,965,426	2,619,792	$24,925,147
Shares repurchased	(516,806)	(4,882,296)	(3,027,499)	(28,678,497)
Dividends reinvested	13,007	123,084	194,474	1,839,312
Net increase (decrease)	(295,535)	$(2,793,786)	(213,233)	$(1,914,038)

UBS Multi Income Bond Fund
For the six months ended December 31, 2025:

	Class A		Class P		Class P2
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	—	$—	701	$9,507	3,513,301	$48,176,508
Shares repurchased	(45)	(605)	(72,905)	(985,922)	(222,754)	(3,054,050)
Dividends reinvested	379	5,118	24,588	331,992	12,465	170,477
Net increase (decrease)	334	$4,513	(47,616)	$(644,423)	3,303,012	$45,292,935

For the year ended June 30, 2025:

	Class A		Class P		Class P2
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,024	$55,161	108	$1,428	1,846,924	$24,817,416
Shares repurchased	(4,659)	(61,939)	(211,275)	(2,831,914)	(80,757)	(1,081,428)
Dividends reinvested	838	11,198	54,253	725,034	4,555	60,649
Net increase (decrease)	203	$4,420	(156,914)	$(2,105,452)	1,770,722	$23,796,637

Federal tax status

It is each Fund's policy to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax. Accordingly, no federal income tax provision was required.

The tax character of distributions paid during the fiscal years ended June 30, 2025 was as follows:

The UBS Funds

Notes to financial statements (unaudited)

	2025
Fund	Distributions paid from tax-exempt income	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Total distributions paid
UBS Global Allocation Fund	$—	$2,730,898	$—	$2,730,898
UBS Emerging Markets Equity Opportunity Fund	—	13,004,914	—	13,004,914
UBS Engage For Impact Fund	—	569,385	1,774,794	2,344,179
UBS International Sustainable Equity Fund	—	2,396,701	—	2,396,701
UBS US Dividend Ruler Fund	—	3,135,949	8,071,742	11,207,691
UBS US Quality Growth At Reasonable Price Fund	—	2,441,585	8,742,172	11,183,757
UBS Sustainable Development Bank Bond Fund	—	2,254,313	—	2,254,313
UBS Multi Income Bond Fund	—	1,335,502	—	1,335,502

The tax character of distributions paid and components of accumulated earnings (deficit) on a tax basis current fiscal year will be determined after the Trust's fiscal year ending June 30, 2026.

For federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments, including derivatives, held at December 31, 2025 were as follows:

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on investments
UBS Global Allocation Fund	$183,360,974	$15,195,247	$(1,838,982)	$13,356,265
UBS Emerging Markets Equity Opportunity Fund	327,330,219	98,638,893	(30,382,360)	68,256,533
UBS Engage For Impact Fund	42,192,710	12,296,486	(3,931,179)	8,365,307
UBS International Sustainable Equity Fund	140,782,437	33,027,146	(2,859,260)	30,167,886
UBS US Dividend Ruler Fund	223,113,855	66,983,959	(2,139,494)	64,844,465
UBS US Quality Growth At Reasonable Price Fund	231,643,464	103,627,736	(2,268,614)	101,359,122
UBS Sustainable Development Bank Bond Fund	78,799,588	627,890	(621,536)	6,354
UBS Multi Income Bond Fund	124,498,113	1,022,806	(857,803)	165,003

Net capital losses recognized by the Funds, may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed.

At June 30, 2025, the following Funds had net capital losses that will be carried forward indefinitely, as follows:

Fund	Short-term losses	Long-term losses	Net capital losses
UBS Global Allocation Fund	$—	$—	$—
UBS Emerging Markets Equity Opportunity Fund	27,894,873	121,295,940	149,190,813
UBS Engage For Impact Fund	—	—	—
UBS International Sustainable Equity Fund	—	12,919,891	12,919,891
UBS US Dividend Ruler Fund	—	—	—
UBS US Quality Growth At Reasonable Price Fund	—	—	—
UBS Sustainable Development Bank Bond Fund	487,058	6,859,190	7,346,248
UBS Multi Income Bond Fund	3,585,982	2,722,125	6,308,107

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of

The UBS Funds

Notes to financial statements (unaudited)

December 31, 2025, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is each Fund's policy to record any significant foreign tax exposures in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended December 31, 2025, the Funds did not incur any interest or penalties.

Under the applicable foreign tax laws, gains on certain securities held in certain foreign countries may be subject to taxes that will be paid by the Funds.

Each of the tax years in the four year fiscal period ended December 31, 2025 or since inception in the case of UBS All China Equity Fund, UBS US Dividend Ruler Fund and UBS US Quality Growth At Reasonable Price Fund remains subject to examination by the Internal Revenue Service and state taxing authorities and/or non-US tax authorities.

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, NY 10019

S1627

(b) Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) All board members and all members of any advisory board for regular compensation: $294,154

(2) Each board member and each member of an advisory board for special compensation: Not applicable.

(3) All officers: Not applicable.

(4) Each person of whom any officer or director of the registrant is an affiliated person: Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The Nominating, Compensation and Governance Committee will consider nominees recommended by Qualifying Fund Shareholders if an Independent Trustee vacancy on the Board occurs. A Qualifying Fund Shareholder is a shareholder that: (i) owns of record, or beneficially through a financial intermediary, 1/2 of 1% or more of the Trust's outstanding shares and (ii) has been a shareholder of at least 1/2 of 1% of the Trust's total outstanding shares for 12 months or more prior to submitting the recommendation to the Nominating, Compensation and Corporate Governance Committee. In order to recommend a nominee, a Qualifying Fund Shareholder should send a letter to the chair of the Nominating Committee, Ms. Abbie Smith, care of Keith A. Weller, the Secretary of The UBS Funds at UBS Asset Management, One North Wacker Drive, Chicago, Illinois 60606, and indicate on the envelope "Nominating Committee." The Qualifying Fund Shareholder's letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each class and series of shares of the Trust which are owned of record and beneficially by such Qualifying Fund Shareholder and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee's resume or curriculum vitae. The Qualifying Fund Shareholder's letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH. Not applicable to this filing of a semi-annual report

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable to the registrant.

(a)	(3) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)	(4) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to the registrant.

(a)	(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended is attached hereto as Exhibit EX-99. IRANNOTICE. Not applicable to this filing of a semi-annual report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The UBS Funds

By:	/s/ Mark Carver
Mark Carver
Principal Executive Officer

Date:	March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The UBS Funds

By:	/s/ Mark Carver
Mark Carver
Principal Executive Officer

Date:	March 9, 2026

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Principal Financial Officer

Date:	March 9, 2026